UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/10

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.
MML Large Cap Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.2%
COMMON STOCK – 94.2%
Agriculture – 0.9%
Philip Morris International, Inc.	41,100	$2,143,776
Auto Manufacturers – 0.2%
Paccar, Inc.	10,830	469,372
Banks – 9.3%
Bank of New York Mellon Corp.	180,480	5,573,222
GAM Holding Ltd.	95,740	1,176,707
Julius Baer Group Ltd.	95,740	3,475,850
Wells Fargo & Co.	350,473	10,906,720
		21,132,499
Beverages – 3.1%
The Coca-Cola Co.	28,600	1,573,000
Diageo PLC Sponsored ADR (United Kingdom)	41,600	2,805,920
Heineken Holding NV Class A	62,550	2,788,196
		7,167,116
Building Materials – 0.7%
Martin Marietta Materials, Inc.	17,700	1,478,835
Chemicals – 0.7%
Monsanto Co.	14,100	1,007,022
Potash Corporation of Saskatchewan, Inc.	5,082	606,537
		1,613,559
Coal – 0.7%
China Coal Energy Co.	1,073,700	1,672,559
Commercial Services – 3.3%
Cosco Pacific Ltd.	379,228	573,585
H&R Block, Inc.	30,200	537,560
Iron Mountain, Inc.	144,799	3,967,493
Moody's Corp.	61,300	1,823,675
Visa, Inc. Class A	7,870	716,406
		7,618,719
Computers – 1.6%
Hewlett-Packard Co.	69,700	3,704,555
Cosmetics & Personal Care – 1.6%
Natura Cosmeticos SA	13,700	277,529
The Procter & Gamble Co.	54,700	3,460,869
		3,738,398
Diversified Financial – 6.9%
American Express Co.	217,810	8,986,840
Ameriprise Financial, Inc.	44,880	2,035,757
The Goldman Sachs Group, Inc.	7,760	1,324,089
JP Morgan Chase & Co.	75,916	3,397,241
		15,743,927
Electronics – 1.2%
Agilent Technologies, Inc. (a)	79,800	2,744,322
Engineering & Construction – 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (a)	48,540	1,060,113
Foods – 0.5%
The Hershey Co.	14,000	599,340
Unilever NV NY Shares	20,800	627,328
		1,226,668
Forest Products & Paper – 1.0%
Sino-Forest Corp. (a) (b) (c)	3,900	76,414
Sino-Forest Corp. (a)	107,610	2,108,442
		2,184,856
Health Care — Products – 3.4%
Becton, Dickinson & Co.	26,300	2,070,599
CareFusion Corp. (a)	21,800	576,174
Johnson & Johnson	78,300	5,105,160
		7,751,933
Health Care — Services – 0.4%
Laboratory Corporation of America Holdings (a)	11,900	900,949
Holding Company — Diversified – 1.0%
China Merchants Holdings International Co. Ltd.	594,578	2,169,017
Housewares – 0.2%
Hunter Douglas NV	6,765	346,468
Insurance – 11.1%
Berkshire Hathaway, Inc. Class A (a)	86	10,474,800
Fairfax Financial Holdings Ltd.	2,220	832,589
Fairfax Financial Holdings Ltd.	1,070	402,336
Loews Corp.	161,650	6,026,312
Markel Corp. (a)	495	185,457
The Progressive Corp.	268,250	5,120,893
Transatlantic Holdings, Inc.	42,743	2,256,830
		25,299,217
Internet – 1.5%
Amazon.com, Inc. (a)	5,781	784,655
Google, Inc. Class A (a)	3,490	1,978,865
Liberty Mutual Corp.-Interactive Class A (a)	47,700	730,287
		3,493,807
Leisure Time – 1.2%
Harley-Davidson, Inc.	94,700	2,658,229
Machinery — Construction & Mining – 1.1%
BHP Billiton PLC	36,200	1,240,927
Rio Tinto PLC	19,672	1,165,697
		2,406,624
Manufacturing – 0.8%
Tyco International Ltd.	48,600	1,858,950
Media – 1.8%
Liberty Media Corp. - Starz Class A (a)	3,746	204,831
News Corp. Class A	128,650	1,853,847
The Walt Disney Co.	59,500	2,077,145
		4,135,823
Mining – 0.5%
Vulcan Materials Co.	25,000	1,181,000
Oil & Gas – 13.5%
Canadian Natural Resources Ltd.	68,440	5,067,298
ConocoPhillips	2,530	129,460
Devon Energy Corp.	99,540	6,413,362
EOG Resources, Inc.	82,100	7,630,374
Occidental Petroleum Corp.	125,330	10,595,398

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OGX Petroleo e Gas Participacoes SA	110,000	$1,027,749
		30,863,641
Oil & Gas Services – 0.9%
Transocean Ltd. (a)	22,479	1,941,736
Packaging & Containers – 2.0%
Sealed Air Corp.	216,000	4,553,280
Pharmaceuticals – 6.7%
Cardinal Health, Inc.	19,100	688,173
Express Scripts, Inc. (a)	33,300	3,388,608
Mead Johnson Nutrition Co.	16,910	879,827
Merck & Co., Inc.	166,505	6,218,962
Pfizer, Inc.	237,700	4,076,555
		15,252,125
Real Estate – 1.1%
Brookfield Asset Management, Inc. Class A	48,000	1,220,160
Hang Lung Properties Ltd.	265,000	1,400,033
		2,620,193
Retail – 9.6%
Bed Bath & Beyond, Inc. (a)	72,400	3,168,224
CarMax, Inc. (a)	72,970	1,833,006
Costco Wholesale Corp.	163,000	9,732,730
CVS Caremark Corp.	195,998	7,165,687
		21,899,647
Semiconductors – 1.4%
Texas Instruments, Inc.	130,000	3,181,100
Software – 2.7%
Activision Blizzard, Inc.	86,800	1,046,808
Dun & Bradstreet Corp.	11,450	852,109
Microsoft Corp.	148,500	4,346,595
		6,245,512
Transportation – 1.1%
China Shipping Development Co. Ltd. Class H	482,000	784,561
Kuehne & Nagel International AG	12,400	1,254,682
LLX Logistica SA (a)	28,300	132,920
United Parcel Service, Inc. Class B	6,800	437,988
		2,610,151
TOTAL COMMON STOCK (Cost $182,921,879)		215,068,676
TOTAL EQUITIES (Cost $182,921,879)		215,068,676
	Principal Amount
BONDS & NOTES – 0.7%
CORPORATE DEBT – 0.7%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (b) (d) 5.000% 8/01/13	$359,000	433,493
Leisure Time – 0.5%
Harley-Davidson, Inc. 15.000% 2/01/14	1,000,000	1,270,847
TOTAL CORPORATE DEBT (Cost $1,350,424)		1,704,340
TOTAL BONDS & NOTES (Cost $1,350,424)		1,704,340
TOTAL LONG-TERM INVESTMENTS (Cost $184,272,303)		216,773,016
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (e)	10,572,451	10,572,451
TOTAL SHORT-TERM INVESTMENTS (Cost $10,572,451)		10,572,451
TOTAL INVESTMENTS – 99.5% (Cost $194,844,754) (f)		227,345,467
Other Assets/ (Liabilities) – 0.5%		1,081,497
NET ASSETS – 100.0%		$228,426,964

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $509,907 or 0.22% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. (Note 2).
(e)	Maturity value of $10,572,454. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $10,786,504.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.9%
COMMON STOCK – 97.9%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	14,595	$121,430
Omnicom Group, Inc.	9,212	357,518
		478,948
Aerospace & Defense – 2.3%
The Boeing Co.	22,429	1,628,570
General Dynamics Corp.	11,486	886,719
Goodrich Corp.	3,718	262,193
L-3 Communications Holdings, Inc.	3,441	315,299
Lockheed Martin Corp.	9,511	791,505
Northrop Grumman Corp.	8,564	561,542
Raytheon Co.	11,383	650,197
Rockwell Collins, Inc.	4,668	292,170
United Technologies Corp.	27,885	2,052,615
		7,440,810
Agriculture – 1.7%
Altria Group, Inc.	61,674	1,265,550
Archer-Daniels-Midland Co.	19,121	552,597
Lorillard, Inc.	4,778	359,497
Philip Morris International, Inc.	55,683	2,904,425
Reynolds American, Inc.	5,000	269,900
		5,351,969
Airlines – 0.1%
Southwest Airlines Co.	22,240	294,013
Apparel – 0.3%
Nike, Inc. Class B	11,577	850,909
VF Corp.	2,651	212,478
		1,063,387
Auto Manufacturers – 0.6%
Ford Motor Co. (a)	101,896	1,280,833
Paccar, Inc.	10,877	471,409
		1,752,242
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	7,165	90,565
Johnson Controls, Inc.	19,926	657,359
		747,924
Banks – 5.6%
Bank of America Corp.	298,729	5,332,312
Bank of New York Mellon Corp.	35,801	1,105,535
BB&T Corp.	20,449	662,343
Capital One Financial Corp.	13,370	553,652
Comerica, Inc.	5,172	196,743
Fifth Third Bancorp	23,661	321,553
First Horizon National Corp. (a)	6,664	93,624
Huntington Bancshares, Inc.	21,157	113,613
KeyCorp	26,481	205,228
M&T Bank Corp.	2,460	195,275
Marshall & Ilsley Corp.	15,118	121,700
Northern Trust Corp.	7,068	390,578
PNC Financial Services Group, Inc.	15,373	917,768
Regions Financial Corp.	35,689	280,159
State Street Corp.	14,705	663,784
SunTrust Banks, Inc.	14,844	397,671
U.S. Bancorp	56,880	1,472,054
Wells Fargo & Co.	154,667	4,813,237
Zions Bancorp	4,069	88,785
		17,925,614
Beverages – 2.5%
Brown-Forman Corp. Class B	3,259	193,748
The Coca-Cola Co.	67,984	3,739,120
Coca-Cola Enterprises, Inc.	9,474	262,051
Constellation Brands, Inc. Class A (a)	6,000	98,640
Dr. Pepper Snapple Group, Inc.	7,520	264,478
Molson Coors Brewing Co. Class B	4,666	196,252
PepsiCo, Inc.	48,552	3,212,200
		7,966,489
Biotechnology – 1.2%
Amgen, Inc. (a)	29,132	1,740,928
Biogen Idec, Inc. (a)	8,017	459,855
Celgene Corp. (a)	13,675	847,303
Genzyme Corp. (a)	7,885	408,680
Life Technologies Corp. (a)	5,302	277,136
Millipore Corp. (a)	1,685	177,936
		3,911,838
Building Materials – 0.1%
Masco Corp.	10,667	165,552
Chemicals – 1.9%
Air Products & Chemicals, Inc.	6,295	465,515
Airgas, Inc.	2,417	153,770
CF Industries Holdings, Inc.	1,454	132,576
The Dow Chemical Co.	34,051	1,006,888
E.I. du Pont de Nemours & Co.	26,882	1,001,086
Eastman Chemical Co.	2,182	138,950
Ecolab, Inc.	7,051	309,891
FMC Corp.	2,189	132,522
International Flavors & Fragrances, Inc.	2,346	111,834
Monsanto Co.	16,205	1,157,361
PPG Industries, Inc.	4,973	325,234
Praxair, Inc.	9,125	757,375
The Sherwin-Williams Co.	2,815	190,519
Sigma-Aldrich Corp.	3,568	191,459
		6,074,980
Coal – 0.2%
CONSOL Energy, Inc.	6,602	281,641
Massey Energy Co.	2,658	138,987
Peabody Energy Corp.	8,012	366,149
		786,777
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	3,815	233,821
Automatic Data Processing, Inc.	15,013	667,628
DeVry, Inc.	1,800	117,360
Donnelley (R.R.) & Sons Co.	6,122	130,705
Equifax, Inc.	3,759	134,572
H&R Block, Inc.	10,048	178,855
Iron Mountain, Inc.	5,400	147,960
MasterCard, Inc. Class A	2,853	724,662
McKesson Corp.	8,008	526,286
Monster Worldwide, Inc. (a)	3,776	62,719
Moody's Corp.	5,878	174,871
Paychex, Inc.	9,497	291,558

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quanta Services, Inc. (a)	6,237	$119,501
Robert Half International, Inc.	4,480	136,326
SAIC, Inc. (a)	9,092	160,928
Total System Services, Inc.	5,714	89,481
Visa, Inc. Class A	13,364	1,216,525
Western Union Co.	20,566	348,799
		5,462,557
Computers – 5.8%
Apple, Inc. (a)	27,004	6,344,050
Cognizant Technology Solutions Corp. Class A (a)	8,800	448,624
Computer Sciences Corp. (a)	4,487	244,496
Dell, Inc. (a)	51,247	769,217
EMC Corp. (a)	60,650	1,094,126
Hewlett-Packard Co.	69,540	3,696,051
International Business Machines Corp.	38,496	4,937,112
Lexmark International, Inc. Class A (a)	2,397	86,484
NetApp, Inc. (a)	10,020	326,251
SanDisk Corp. (a)	6,836	236,731
Teradata Corp. (a)	5,100	147,339
Western Digital Corp. (a)	6,697	261,116
		18,591,597
Cosmetics & Personal Care – 2.3%
Avon Products, Inc.	12,656	428,659
Colgate-Palmolive Co.	14,788	1,260,825
The Estee Lauder Cos., Inc. Class A	3,514	227,953
The Procter & Gamble Co.	86,094	5,447,167
		7,364,604
Distribution & Wholesale – 0.2%
Fastenal Co.	3,900	187,161
Genuine Parts Co.	4,729	199,753
W.W. Grainger, Inc.	1,879	203,157
		590,071
Diversified Financial – 5.3%
American Express Co.	35,370	1,459,366
Ameriprise Financial, Inc.	7,521	341,153
The Charles Schwab Corp.	28,327	529,432
Citigroup, Inc. (a)	579,824	2,348,287
CME Group, Inc.	1,976	624,633
Discover Financial Services	16,123	240,233
E*TRADE Financial Corp. (a)	46,134	76,121
Federated Investors, Inc. Class B	2,700	71,226
Franklin Resources, Inc.	4,428	491,065
The Goldman Sachs Group, Inc.	15,602	2,662,169
IntercontinentalExchange, Inc. (a)	2,175	243,991
Invesco Ltd.	12,748	279,309
Janus Capital Group, Inc.	5,413	77,352
JP Morgan Chase & Co.	118,437	5,300,056
Legg Mason, Inc.	4,825	138,333
Morgan Stanley	42,077	1,232,435
The NASDAQ OMX Group, Inc. (a)	4,371	92,315
NYSE Euronext	7,700	227,997
SLM Corp. (a)	14,042	175,806
T. Rowe Price Group, Inc.	7,657	420,599
		17,031,878
Electric – 3.0%
The AES Corp. (a)	19,749	217,239
Allegheny Energy, Inc.	5,120	117,760
Ameren Corp.	7,032	183,395
American Electric Power Co., Inc.	14,214	485,835
CenterPoint Energy, Inc.	11,695	167,940
CMS Energy Corp.	6,711	103,752
Consolidated Edison, Inc.	8,335	371,241
Constellation Energy Group, Inc.	5,981	209,993
Dominion Resources, Inc.	17,779	730,895
DTE Energy Co.	4,937	220,190
Duke Energy Corp.	38,814	633,444
Edison International	9,630	329,057
Entergy Corp.	5,599	455,479
Exelon Corp.	19,618	859,465
FirstEnergy Corp.	9,057	354,038
FPL Group, Inc.	12,296	594,266
Integrys Energy Group, Inc.	2,300	108,974
Northeast Utilities	5,206	143,894
NRG Energy, Inc. (a)	7,559	157,983
Pepco Holdings, Inc.	6,596	113,121
PG&E Corp.	11,032	467,977
Pinnacle West Capital Corp.	3,000	113,190
PPL Corp.	11,178	309,742
Progress Energy, Inc.	8,312	327,160
Public Service Enterprise Group, Inc.	14,996	442,682
SCANA Corp.	3,297	123,934
The Southern Co.	25,293	838,716
TECO Energy, Inc.	6,461	102,665
Wisconsin Energy Corp.	3,500	172,935
Xcel Energy, Inc.	13,588	288,066
		9,745,028
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	22,314	1,123,287
Molex, Inc.	4,090	85,317
		1,208,604
Electronics – 0.3%
Agilent Technologies, Inc. (a)	10,183	350,193
Amphenol Corp. Class A	5,100	215,169
FLIR Systems, Inc. (a)	4,516	127,351
Jabil Circuit, Inc.	5,778	93,546
PerkinElmer, Inc.	3,463	82,766
Waters Corp. (a)	2,800	189,112
		1,058,137
Energy — Alternate Sources – 0.1%
First Solar, Inc. (a)	1,453	178,210
Engineering & Construction – 0.1%
Fluor Corp.	5,354	249,015
Jacobs Engineering Group, Inc. (a)	3,700	167,203
		416,218
Entertainment – 0.1%
International Game Technology	8,874	163,725
Environmental Controls – 0.3%
Republic Services, Inc.	9,600	278,592
Stericycle, Inc. (a)	2,501	136,304
Waste Management, Inc.	14,553	501,060
		915,956
Foods – 2.0%
Campbell Soup Co.	5,655	199,904
ConAgra Foods, Inc.	13,272	332,729
Dean Foods Co. (a)	5,490	86,138
General Mills, Inc.	9,708	687,229
H.J. Heinz Co.	9,422	429,737
The Hershey Co.	4,983	213,322

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	2,100	$88,221
The J.M. Smucker Co.	3,539	213,260
Kellogg Co.	7,564	404,145
Kraft Foods, Inc. Class A	51,586	1,559,961
The Kroger Co.	19,318	418,428
McCormick & Co., Inc.	3,900	149,604
Safeway, Inc.	12,147	301,974
Sara Lee Corp.	20,565	286,471
SUPERVALU, Inc.	6,295	105,001
Sysco Corp.	17,609	519,466
Tyson Foods, Inc. Class A	9,075	173,786
Whole Foods Market, Inc. (a)	5,066	183,136
		6,352,512
Forest Products & Paper – 0.3%
International Paper Co.	12,820	315,500
MeadWestvaco Corp.	5,101	130,331
Plum Creek Timber Co., Inc.	4,765	185,406
Weyerhaeuser Co.	6,310	285,654
		916,891
Gas – 0.2%
Nicor, Inc.	1,406	58,940
NiSource, Inc.	8,124	128,359
Sempra Energy	7,338	366,166
		553,465
Hand & Machine Tools – 0.1%
Snap-on, Inc.	1,777	77,015
Stanley Black & Decker, Inc.	4,661	267,588
		344,603
Health Care — Products – 3.4%
Baxter International, Inc.	17,978	1,046,320
Becton, Dickinson & Co.	7,048	554,889
Boston Scientific Corp. (a)	45,141	325,918
C.R. Bard, Inc.	2,861	247,820
CareFusion Corp. (a)	5,334	140,978
Intuitive Surgical, Inc. (a)	1,136	395,476
Johnson & Johnson	81,283	5,299,651
Medtronic, Inc.	32,919	1,482,342
St. Jude Medical, Inc. (a)	9,935	407,832
Stryker Corp.	8,396	480,419
Varian Medical Systems, Inc. (a)	3,700	204,721
Zimmer Holdings, Inc. (a)	6,332	374,854
		10,961,220
Health Care — Services – 1.4%
Aetna, Inc.	12,905	453,095
CIGNA Corp.	8,156	298,347
Coventry Health Care, Inc. (a)	4,485	110,869
DaVita, Inc. (a)	3,000	190,200
Humana, Inc. (a)	5,003	233,990
Laboratory Corporation of America Holdings (a)	3,134	237,275
Quest Diagnostics, Inc.	4,629	269,824
Tenet Healthcare Corp. (a)	12,559	71,838
Thermo Fisher Scientific, Inc. (a)	12,133	624,122
UnitedHealth Group, Inc. (a)	34,569	1,129,369
WellPoint, Inc. (a)	13,640	878,143
		4,497,072
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	5,628	139,631
Home Builders – 0.1%
D.R. Horton, Inc.	8,014	100,976
Lennar Corp. Class A	4,786	82,367
Pulte Group, Inc. (a)	9,359	105,289
		288,632
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	2,060	96,367
Whirlpool Corp.	2,242	195,614
		291,981
Household Products – 0.4%
Avery Dennison Corp.	3,343	121,718
The Clorox Co.	4,151	266,245
Fortune Brands, Inc.	4,455	216,112
Kimberly-Clark Corp.	12,353	776,757
		1,380,832
Housewares – 0.0%
Newell Rubbermaid, Inc.	8,335	126,692
Insurance – 3.8%
Aflac, Inc.	13,926	756,043
The Allstate Corp.	15,904	513,858
American International Group, Inc. (a)	4,051	138,301
Aon Corp.	8,146	347,916
Assurant, Inc.	3,474	119,436
Berkshire Hathaway, Inc. Class B (a)	49,335	4,009,455
The Chubb Corp.	9,180	475,983
Cincinnati Financial Corp.	4,882	141,090
Genworth Financial, Inc. Class A (a)	14,539	266,645
The Hartford Financial Services Group, Inc.	13,183	374,661
Lincoln National Corp.	8,981	275,717
Loews Corp.	10,710	399,269
Marsh & McLennan Cos., Inc.	15,664	382,515
Metlife, Inc.	24,369	1,056,153
Principal Financial Group, Inc.	9,495	277,349
The Progressive Corp.	19,992	381,647
Prudential Financial, Inc.	13,802	835,021
Torchmark Corp.	2,426	129,815
The Travelers Cos., Inc.	15,313	825,983
Unum Group	9,970	246,957
XL Capital Ltd. Class A	10,198	192,742
		12,146,556
Internet – 2.6%
Akamai Technologies, Inc. (a)	5,004	157,176
Amazon.com, Inc. (a)	10,291	1,396,797
eBay, Inc. (a)	33,411	900,426
Expedia, Inc.	6,254	156,100
Google, Inc. Class A (a)	7,168	4,064,328
McAfee, Inc. (a)	4,728	189,735
Priceline.com, Inc. (a)	1,305	332,775
Symantec Corp. (a)	24,007	406,198
VeriSign, Inc. (a)	5,700	148,257
Yahoo!, Inc. (a)	35,360	584,501
		8,336,293
Iron & Steel – 0.4%
AK Steel Holding Corp.	3,200	73,152
Allegheny Technologies, Inc.	2,975	160,620
Cliffs Natural Resources, Inc.	3,896	276,421
Nucor Corp.	9,336	423,668

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United States Steel Corp.	4,262	$270,722
		1,204,583
Leisure Time – 0.2%
Carnival Corp.	12,985	504,857
Harley-Davidson, Inc.	6,922	194,300
		699,157
Lodging – 0.2%
Marriott International, Inc. Class A	7,544	237,787
Starwood Hotels & Resorts Worldwide, Inc.	5,566	259,598
Wyndham Worldwide Corp.	5,252	135,134
Wynn Resorts Ltd.	2,053	155,679
		788,198
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	18,512	1,163,479
Machinery — Diversified – 0.6%
Cummins, Inc.	5,956	368,974
Deere & Co.	12,586	748,364
Eaton Corp.	4,926	373,243
Flowserve Corp.	1,649	181,835
Rockwell Automation, Inc.	4,268	240,544
Roper Industries, Inc.	2,721	157,383
		2,070,343
Manufacturing – 3.4%
3M Co.	21,046	1,758,814
Danaher Corp.	7,731	617,784
Dover Corp.	5,535	258,761
Eastman Kodak Co. (a)	8,060	46,668
General Electric Co.	316,599	5,762,102
Honeywell International, Inc.	22,694	1,027,357
Illinois Tool Works, Inc.	11,474	543,409
ITT Corp.	5,378	288,315
Leggett & Platt, Inc.	4,495	97,272
Pall Corp.	3,492	141,391
Parker Hannifin Corp.	4,731	306,285
Textron, Inc.	8,075	171,432
		11,019,590
Media – 2.8%
CBS Corp. Class B	20,145	280,821
Comcast Corp. Class A	84,863	1,597,122
DIRECTV Class A (a)	28,447	961,793
Discovery Communications, Inc. Series A (a)	8,430	284,850
Gannett Co., Inc.	6,970	115,144
The McGraw-Hill Cos., Inc.	9,360	333,684
Meredith Corp.	1,144	39,365
New York Times Co. Class A (a)	3,565	39,679
News Corp. Class A	66,998	965,441
Scripps Networks Interactive Class A	2,700	119,745
Time Warner Cable, Inc.	10,511	560,341
Time Warner, Inc.	34,692	1,084,819
Viacom, Inc. Class B (a)	18,078	621,522
The Walt Disney Co.	57,196	1,996,712
Washington Post Co. Class B	182	80,841
		9,081,879
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	4,200	532,182
Mining – 0.8%
Alcoa, Inc.	32,420	461,661
Freeport-McMoRan Copper & Gold, Inc.	12,772	1,066,973
Newmont Mining Corp.	14,611	744,138
Titanium Metals Corp. (a)	2,358	39,119
Vulcan Materials Co.	3,729	176,158
		2,488,049
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	6,202	151,639
Xerox Corp.	39,925	389,269
		540,908
Oil & Gas – 8.6%
Anadarko Petroleum Corp.	14,606	1,063,755
Apache Corp.	9,989	1,013,883
Cabot Oil & Gas Corp.	3,119	114,779
Chesapeake Energy Corp.	19,247	454,999
Chevron Corp.	59,651	4,523,335
ConocoPhillips	44,109	2,257,058
Denbury Resources, Inc. (a)	11,756	198,324
Devon Energy Corp.	13,244	853,311
Diamond Offshore Drilling, Inc.	2,050	182,061
EOG Resources, Inc.	7,494	696,492
EQT Corp.	3,900	159,900
Exxon Mobil Corp.	140,160	9,387,917
Helmerich & Payne, Inc.	3,138	119,495
Hess Corp.	8,651	541,120
Marathon Oil Corp.	20,980	663,807
Murphy Oil Corp.	5,691	319,777
Nabors Industries Ltd. (a)	8,398	164,853
Noble Energy, Inc.	5,170	377,410
Occidental Petroleum Corp.	24,130	2,039,950
Pioneer Natural Resources Co.	3,400	191,488
Questar Corp.	5,200	224,640
Range Resources Corp.	4,700	220,289
Rowan Cos., Inc. (a)	3,314	96,471
Southwestern Energy Co. (a)	10,310	419,823
Sunoco, Inc.	3,390	100,717
Tesoro Corp.	4,300	59,770
Valero Energy Corp.	16,725	329,483
XTO Energy, Inc.	17,257	814,185
		27,589,092
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	9,198	430,834
BJ Services Co.	8,700	186,180
Cameron International Corp. (a)	7,300	312,878
FMC Technologies, Inc. (a)	3,613	233,508
Halliburton Co.	26,828	808,328
National Oilwell Varco, Inc.	12,500	507,250
Schlumberger Ltd.	35,709	2,266,093
Smith International, Inc.	7,452	319,095
		5,064,166
Packaging & Containers – 0.2%
Ball Corp.	2,816	150,318
Bemis Co., Inc.	3,230	92,766
Owens-IIlinois, Inc. (a)	5,000	177,700
Pactiv Corp. (a)	3,959	99,688
Sealed Air Corp.	4,655	98,127
		618,599
Pharmaceuticals – 5.7%
Abbott Laboratories	46,044	2,425,598
Allergan, Inc.	9,132	596,502
AmerisourceBergen Corp.	8,682	251,083
Bristol-Myers Squibb Co.	50,647	1,352,275

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	10,833	$390,313
Cephalon, Inc. (a)	2,206	149,523
DENTSPLY International, Inc.	4,500	156,825
Eli Lilly & Co.	30,184	1,093,264
Express Scripts, Inc. (a)	8,179	832,295
Forest Laboratories, Inc. (a)	8,980	281,613
Gilead Sciences, Inc. (a)	26,788	1,218,318
Hospira, Inc. (a)	4,839	274,129
King Pharmaceuticals, Inc. (a)	7,567	88,988
Mead Johnson Nutrition Co.	6,584	342,566
Medco Health Solutions, Inc. (a)	13,419	866,331
Merck & Co., Inc.	92,483	3,454,240
Mylan, Inc. (a)	9,181	208,501
Patterson Cos., Inc.	2,700	83,835
Pfizer, Inc.	240,200	4,119,430
Watson Pharmaceuticals, Inc. (a)	3,212	134,165
		18,319,794
Pipelines – 0.4%
El Paso Corp.	20,644	223,781
ONEOK, Inc.	3,136	143,158
Spectra Energy Corp.	19,299	434,807
The Williams Cos., Inc.	17,318	400,046
		1,201,792
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,040	127,434
Real Estate Investment Trusts (REITS) – 1.1%
Apartment Investment & Management Co. Class A	3,537	65,116
AvalonBay Communities, Inc.	2,435	210,262
Boston Properties, Inc.	4,123	311,039
Equity Residential	8,254	323,144
HCP, Inc.	8,741	288,453
Health Care REIT, Inc.	3,643	164,773
Host Hotels & Resorts, Inc.	19,144	280,459
Kimco Realty Corp.	11,934	186,648
ProLogis	14,098	186,094
Public Storage	4,021	369,892
Simon Property Group, Inc.	8,481	711,556
Ventas, Inc.	4,655	221,019
Vornado Realty Trust	4,661	352,838
		3,671,293
Retail – 6.2%
Abercrombie & Fitch Co. Class A	2,560	116,838
AutoNation, Inc. (a)	2,750	49,720
AutoZone, Inc. (a)	892	154,396
Bed Bath & Beyond, Inc. (a)	7,822	342,291
Best Buy Co., Inc.	10,169	432,589
Big Lots, Inc. (a)	2,474	90,103
Coach, Inc.	9,500	375,440
Costco Wholesale Corp.	12,968	774,319
CVS Caremark Corp.	40,531	1,481,813
Darden Restaurants, Inc.	4,192	186,712
Family Dollar Stores, Inc.	4,151	151,968
GameStop Corp. Class A (a)	4,800	105,168
The Gap, Inc.	14,171	327,492
The Home Depot, Inc.	50,586	1,636,457
J.C. Penney Co., Inc.	7,020	225,833
Kohl's Corp. (a)	9,123	499,758
Limited Brands, Inc.	8,030	197,699
Lowe's Cos., Inc.	43,783	1,061,300
Macy's, Inc.	12,409	270,144
McDonald's Corp.	32,085	2,140,711
Nordstrom, Inc.	4,870	198,940
O'Reilly Automotive, Inc. (a)	4,100	171,011
Office Depot, Inc. (a)	7,830	62,483
Polo Ralph Lauren Corp.	1,700	144,568
RadioShack Corp.	3,781	85,564
Ross Stores, Inc.	3,724	199,122
Sears Holdings Corp. (a)	1,443	156,465
Staples, Inc.	21,564	504,382
Starbucks Corp. (a)	22,121	536,877
Target Corp.	22,373	1,176,820
Tiffany & Co.	3,675	174,526
The TJX Cos., Inc.	12,489	531,032
Urban Outfitters, Inc. (a)	3,856	146,644
Wal-Mart Stores, Inc.	63,465	3,528,654
Walgreen Co.	29,419	1,091,151
Yum! Brands, Inc.	13,909	533,132
		19,862,122
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	14,070	199,231
People's United Financial, Inc.	10,400	162,656
		361,887
Semiconductors – 2.5%
Advanced Micro Devices, Inc. (a)	16,560	153,511
Altera Corp.	8,820	214,414
Analog Devices, Inc.	8,607	248,054
Applied Materials, Inc.	39,774	536,154
Broadcom Corp. Class A	12,824	425,500
Intel Corp.	164,270	3,656,650
KLA-Tencor Corp.	5,143	159,022
Linear Technology Corp.	6,559	185,489
LSI Corp. (a)	19,428	118,899
MEMC Electronic Materials, Inc. (a)	6,600	101,178
Microchip Technology, Inc.	5,426	152,796
Micron Technology, Inc. (a)	25,288	262,742
National Semiconductor Corp.	7,066	102,104
Novellus Systems, Inc. (a)	2,850	71,250
NVIDIA Corp. (a)	16,520	287,118
QLogic Corp. (a)	3,386	68,736
Teradyne, Inc. (a)	4,982	55,649
Texas Instruments, Inc.	37,287	912,413
Xilinx, Inc.	8,313	211,981
		7,923,660
Software – 4.0%
Adobe Systems, Inc. (a)	15,644	553,328
Autodesk, Inc. (a)	6,780	199,468
BMC Software, Inc. (a)	5,435	206,530
CA, Inc.	11,829	277,627
Citrix Systems, Inc. (a)	5,392	255,958
Compuware Corp. (a)	6,593	55,381
Dun & Bradstreet Corp.	1,539	114,532
Electronic Arts, Inc. (a)	9,700	181,002
Fidelity National Information Services, Inc.	9,748	228,493
Fiserv, Inc. (a)	4,582	232,582
Intuit, Inc. (a)	9,355	321,251
Microsoft Corp.	226,999	6,644,261
Novell, Inc. (a)	9,841	58,948
Oracle Corp.	116,332	2,988,569
Red Hat, Inc. (a)	5,591	163,649

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce.com, Inc. (a)	3,272	$243,600
		12,725,179
Telecommunications – 5.5%
American Tower Corp. Class A (a)	11,967	509,914
AT&T, Inc.	175,455	4,533,757
CenturyTel, Inc.	8,818	312,686
Cisco Systems, Inc. (a)	171,025	4,451,781
Corning, Inc.	46,358	936,895
Frontier Communications Corp.	9,501	70,688
Harris Corp.	3,919	186,113
JDS Uniphase Corp. (a)	6,463	80,981
Juniper Networks, Inc. (a)	15,690	481,369
MetroPCS Communications, Inc. (a)	7,500	53,100
Motorola, Inc. (a)	68,736	482,527
Qualcomm, Inc.	49,671	2,085,685
Qwest Communications International, Inc.	44,158	230,505
Sprint Nextel Corp. (a)	88,283	335,476
Tellabs, Inc.	11,409	86,366
Verizon Communications, Inc.	84,471	2,620,291
Windstream Corp.	12,970	141,243
		17,599,377
Textiles – 0.0%
Cintas Corp.	3,990	112,079
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	3,633	139,071
Mattel, Inc.	10,889	247,616
		386,687
Transportation – 1.8%
C.H. Robinson Worldwide, Inc.	4,984	278,356
CSX Corp.	11,665	593,748
Expeditors International of Washington, Inc.	6,300	232,596
FedEx Corp.	9,292	867,873
Norfolk Southern Corp.	10,984	613,896
Ryder System, Inc.	1,665	64,535
Union Pacific Corp.	15,012	1,100,380
United Parcel Service, Inc. Class B	29,500	1,900,095
		5,651,479
TOTAL COMMON STOCK (Cost $288,131,887)		313,826,516
TOTAL EQUITIES (Cost $288,131,887)		313,826,516
TOTAL LONG-TERM INVESTMENTS (Cost $288,131,887)		313,826,516
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$5,824,535	5,824,535
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	26,225	26,225
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill 0.123% 5/06/10 (c)	905,000	904,892
TOTAL SHORT-TERM INVESTMENTS (Cost $6,755,652)		6,755,652
TOTAL INVESTMENTS – 100.0% (Cost $294,887,539) (d)		320,582,168
Other Assets/ (Liabilities) – (0.0)%		(108,864)
NET ASSETS – 100.0%		$320,473,304

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $5,824,537. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $5,942,730.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.5%
COMMON STOCK – 99.5%
Aerospace & Defense – 0.9%
Goodrich Corp.	5,000	$352,600
United Technologies Corp.	23,400	1,722,474
		2,075,074
Apparel – 0.5%
Nike, Inc. Class B	15,870	1,166,445
Automotive & Parts – 0.1%
Johnson Controls, Inc.	7,300	240,827
Banks – 3.8%
Bank of America Corp.	34,700	619,395
Bank of New York Mellon Corp.	3,700	114,256
Northern Trust Corp.	30,800	1,702,008
PNC Financial Services Group, Inc.	6,300	376,110
State Street Corp.	22,900	1,033,706
U.S. Bancorp	66,500	1,721,020
Wells Fargo & Co.	102,800	3,199,136
		8,765,631
Beverages – 1.0%
The Coca-Cola Co.	900	49,500
PepsiCo, Inc.	34,350	2,272,596
		2,322,096
Biotechnology – 1.7%
Amgen, Inc. (a)	720	43,027
Celgene Corp. (a)	52,400	3,246,704
Life Technologies Corp. (a)	2,600	135,902
Vertex Pharmaceuticals, Inc. (a)	14,300	584,441
		4,010,074
Chemicals – 2.0%
Ecolab, Inc.	700	30,765
Monsanto Co.	10,750	767,765
Praxair, Inc.	34,130	2,832,790
The Sherwin-Williams Co.	14,000	947,520
		4,578,840
Commercial Services – 4.5%
Apollo Group, Inc. Class A (a)	3,120	191,225
Automatic Data Processing, Inc.	13,650	607,016
MasterCard, Inc. Class A	13,390	3,401,060
McKesson Corp.	27,600	1,813,872
Visa, Inc. Class A	41,780	3,803,233
Western Union Co.	33,200	563,072
		10,379,478
Computers – 8.9%
Accenture PLC Class A	28,350	1,189,282
Apple, Inc. (a)	64,520	15,157,684
EMC Corp. (a)	49,000	883,960
Hewlett-Packard Co.	20,300	1,078,945
International Business Machines Corp.	17,200	2,205,900
		20,515,771
Cosmetics & Personal Care – 0.8%
The Procter & Gamble Co.	28,500	1,803,195
Distribution & Wholesale – 0.7%
Fastenal Co.	34,000	1,631,660
Diversified Financial – 11.9%
American Express Co.	60,550	2,498,293
Ameriprise Financial, Inc.	29,300	1,329,048
BlackRock, Inc.	1,910	415,922
The Charles Schwab Corp.	75,200	1,405,488
CME Group, Inc.	2,500	790,275
Credit Suisse Group	9,684	498,625
Franklin Resources, Inc.	42,650	4,729,885
The Goldman Sachs Group, Inc.	33,050	5,639,322
IntercontinentalExchange, Inc. (a)	18,850	2,114,593
Invesco Ltd.	42,000	920,220
JP Morgan Chase & Co.	98,700	4,416,825
Morgan Stanley	70,590	2,067,581
NYSE Euronext	18,800	556,668
TD Ameritrade Holding Corp. (a)	8,400	160,104
		27,542,849
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	14,200	714,828
Energy — Alternate Sources – 0.0%
First Solar, Inc. (a)	180	22,077
Engineering & Construction – 0.4%
McDermott International, Inc. (a)	33,600	904,512
Health Care — Products – 2.1%
Baxter International, Inc.	11,520	670,464
Covidien PLC	1,800	90,504
Intuitive Surgical, Inc. (a)	4,750	1,653,617
Medtronic, Inc.	520	23,416
St. Jude Medical, Inc. (a)	21,450	880,522
Stryker Corp.	27,930	1,598,155
		4,916,678
Health Care — Services – 0.4%
Cerner Corp. (a)	8,500	723,010
WellPoint, Inc. (a)	2,350	151,293
		874,303
Insurance – 0.2%
Prudential Financial, Inc.	6,300	381,150
Internet – 14.0%
Akamai Technologies, Inc. (a)	21,000	659,610
Amazon.com, Inc. (a)	67,150	9,114,269
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	2,300	1,373,100
eBay, Inc. (a)	48,100	1,296,295
Expedia, Inc.	44,200	1,103,232
Google, Inc. Class A (a)	20,400	11,567,004
Liberty Mutual Corp.-Interactive Class A (a)	68,900	1,054,859
McAfee, Inc. (a)	47,150	1,892,130
Priceline.com, Inc. (a)	5,600	1,428,000
Tencent Holdings Ltd.	137,400	2,748,285
		32,236,784
Leisure Time – 0.5%
Carnival Corp.	27,300	1,061,424
Lodging – 1.8%
Marriott International, Inc. Class A	90,687	2,858,454
Starwood Hotels & Resorts Worldwide, Inc.	12,600	587,664

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Macau Ltd. (a)	172,400	$246,974
Wynn Resorts Ltd.	5,300	401,899
		4,094,991
Machinery — Diversified – 0.6%
Rockwell Automation, Inc.	23,600	1,330,096
Manufacturing – 4.1%
3M Co.	28,900	2,415,173
Danaher Corp.	88,980	7,110,392
		9,525,565
Media – 3.2%
Discovery Communications, Inc., Series C (a)	54,275	1,596,228
The McGraw-Hill Cos., Inc.	46,180	1,646,317
Time Warner, Inc.	54,633	1,708,374
The Walt Disney Co.	70,800	2,471,628
		7,422,547
Metal Fabricate & Hardware – 1.1%
Precision Castparts Corp.	19,100	2,420,161
Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	4,300	359,222
Oil & Gas – 1.7%
EOG Resources, Inc.	29,190	2,712,919
Exxon Mobil Corp.	930	62,291
Petroleo Brasileiro SA Sponsored ADR (Brazil)	4,600	182,114
Southwestern Energy Co. (a)	21,300	867,336
Suncor Energy, Inc.	6,300	205,002
		4,029,662
Oil & Gas Services – 3.7%
Cameron International Corp. (a)	35,000	1,500,100
FMC Technologies, Inc. (a)	16,400	1,059,932
Schlumberger Ltd.	68,200	4,327,972
Smith International, Inc.	38,700	1,657,134
		8,545,138
Pharmaceuticals – 7.7%
Allergan, Inc.	47,860	3,126,215
Cardinal Health, Inc.	1,800	64,854
Express Scripts, Inc. (a)	51,250	5,215,200
Gilead Sciences, Inc. (a)	77,450	3,522,426
Medco Health Solutions, Inc. (a)	71,900	4,641,864
Shire PLC Sponsored ADR (United Kingdom)	10,900	718,964
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	7,200	454,176
		17,743,699
Retail – 6.6%
Bed Bath & Beyond, Inc. (a)	58,100	2,542,456
CarMax, Inc. (a)	6,200	155,744
Coach, Inc.	12,800	505,856
Costco Wholesale Corp.	1,650	98,521
Dollar Tree, Inc. (a)	8,500	503,370
The Gap, Inc.	20,900	482,999
The Home Depot, Inc.	3,700	119,695
Kohl's Corp. (a)	55,100	3,018,378
Lowe's Cos., Inc.	89,900	2,179,176
McDonald's Corp.	28,550	1,904,856
O'Reilly Automotive, Inc. (a)	24,200	1,009,382
Starbucks Corp. (a)	109,200	2,650,284
Wal-Mart Stores, Inc.	1,920	106,752
		15,277,469
Semiconductors – 4.4%
Altera Corp.	50,150	1,219,147
Broadcom Corp. Class A	55,050	1,826,559
Intel Corp.	48,800	1,086,288
Marvell Technology Group Ltd. (a)	165,250	3,367,795
NVIDIA Corp. (a)	20,200	351,076
Xilinx, Inc.	88,200	2,249,100
		10,099,965
Software – 3.2%
Adobe Systems, Inc. (a)	5,550	196,304
Autodesk, Inc. (a)	15,000	441,300
Fiserv, Inc. (a)	26,370	1,338,541
Intuit, Inc. (a)	13,500	463,590
Microsoft Corp.	165,850	4,854,429
Salesforce.com, Inc. (a)	1,800	134,010
		7,428,174
Telecommunications – 5.7%
American Tower Corp. Class A (a)	88,270	3,761,185
Cisco Systems, Inc. (a)	88,450	2,302,353
Juniper Networks, Inc. (a)	121,250	3,719,950
Qualcomm, Inc.	82,100	3,447,379
		13,230,867
Toys, Games & Hobbies – 0.1%
Mattel, Inc.	13,900	316,086
Transportation – 0.7%
Expeditors International of Washington, Inc.	24,700	911,924
Union Pacific Corp.	11,100	813,630
		1,725,554
TOTAL COMMON STOCK (Cost $175,240,393)		229,692,892
TOTAL EQUITIES (Cost $175,240,393)		229,692,892
TOTAL LONG-TERM INVESTMENTS (Cost $175,240,393)		229,692,892
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$2,478,187	2,478,187
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	31	31
TOTAL SHORT-TERM INVESTMENTS (Cost $2,478,218)		2,478,218
TOTAL INVESTMENTS – 100.6% (Cost $177,718,611) (c)		232,171,110
Other Assets/ (Liabilities) – (0.6)%		(1,375,542)
NET ASSETS – 100.0%		$230,795,568

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $2,478,188. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,530,650.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.8%
COMMON STOCK – 98.8%
Auto Manufacturers – 1.0%
Paccar, Inc.	2,336	$101,242
Biotechnology – 6.2%
Amgen, Inc. (a)	2,699	161,292
Biogen Idec, Inc. (a)	1,677	96,193
Celgene Corp. (a)	2,608	161,592
Genzyme Corp. (a)	1,904	98,684
Illumina, Inc. (a)	676	26,296
Life Technologies Corp. (a)	1,047	54,727
Vertex Pharmaceuticals, Inc. (a)	1,200	49,044
		647,828
Chemicals – 0.3%
Sigma-Aldrich Corp.	663	35,577
Commercial Services – 2.0%
Apollo Group, Inc. Class A (a)	896	54,916
Automatic Data Processing, Inc.	2,041	90,763
Paychex, Inc.	1,962	60,233
		205,912
Computers – 21.7%
Apple, Inc. (a)	7,237	1,700,188
Cognizant Technology Solutions Corp. Class A (a)	1,659	84,576
Dell, Inc. (a)	4,119	61,826
Logitech International SA (a)	972	15,882
NetApp, Inc. (a)	2,028	66,032
Research In Motion Ltd. (a)	3,188	235,753
SanDisk Corp. (a)	1,330	46,058
Seagate Technology (a)	2,848	52,005
		2,262,320
Distribution & Wholesale – 0.4%
Fastenal Co.	804	38,584
Electronics – 1.0%
Flextronics International Ltd. (a)	5,044	39,545
FLIR Systems, Inc. (a)	915	25,803
Garmin Ltd.	1,056	40,635
		105,983
Energy — Alternate Sources – 0.5%
First Solar, Inc. (a)	423	51,881
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	762	20,681
Environmental Controls – 0.3%
Stericycle, Inc. (a)	510	27,795
Health Care — Products – 1.6%
Henry Schein, Inc. (a)	512	30,157
Hologic, Inc. (a)	1,539	28,533
Intuitive Surgical, Inc. (a)	222	77,285
QIAGEN NV (a)	1,344	30,898
		166,873
Internet – 12.7%
Amazon.com, Inc. (a)	1,689	229,248
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	153	91,341
Check Point Software Technologies Ltd. (a)	1,180	41,371
eBay, Inc. (a)	5,543	149,384
Expedia, Inc.	1,631	40,710
Google, Inc. Class A (a)	849	481,391
Liberty Media Corp. - Interactive Class A (a)	3,101	47,476
Priceline.com, Inc. (a)	276	70,380
Symantec Corp. (a)	4,824	81,622
VeriSign, Inc. (a)	990	25,750
Yahoo!, Inc. (a)	3,851	63,657
		1,322,330
Lodging – 0.6%
Wynn Resorts Ltd.	761	57,707
Machinery — Construction & Mining – 0.3%
Joy Global, Inc.	578	32,715
Media – 4.1%
Comcast Corp. Class A	8,266	155,566
DIRECTV Class A (a)	3,805	128,647
DISH Network Corp. Class A	1,231	25,630
News Corp. Class A	8,149	117,427
		427,270
Pharmaceuticals – 7.6%
Cephalon, Inc. (a)	412	27,925
DENTSPLY International, Inc.	808	28,159
Express Scripts, Inc. (a)	1,406	143,075
Gilead Sciences, Inc. (a)	5,071	230,629
Mylan, Inc. (a)	1,783	40,492
Patterson Cos., Inc.	665	20,648
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,212	265,693
Warner Chilcott PLC Class A (a)	1,433	36,613
		793,234
Retail – 5.3%
Bed Bath & Beyond, Inc. (a)	2,016	88,220
Costco Wholesale Corp.	1,324	79,056
O'Reilly Automotive, Inc. (a)	785	32,742
Ross Stores, Inc.	718	38,392
Sears Holdings Corp. (a)	686	74,383
Staples, Inc.	2,782	65,071
Starbucks Corp. (a)	5,914	143,533
Urban Outfitters, Inc. (a)	945	35,938
		557,335
Semiconductors – 7.5%
Altera Corp.	2,393	58,174
Applied Materials, Inc.	3,974	53,569
Broadcom Corp. Class A	2,289	75,949
Intel Corp.	11,068	246,374
KLA-Tencor Corp.	1,193	36,888
Lam Research Corp. (a)	756	28,214
Linear Technology Corp.	1,692	47,850
Marvell Technology Group Ltd. (a)	3,412	69,536
Maxim Integrated Products, Inc.	1,716	33,273
Microchip Technology, Inc.	876	24,668
NVIDIA Corp. (a)	3,118	54,191
Xilinx, Inc.	2,100	53,550
		782,236
Software – 13.9%
Activision Blizzard, Inc.	6,480	78,149
Adobe Systems, Inc. (a)	2,939	103,952
Autodesk, Inc. (a)	1,370	40,305
BMC Software, Inc. (a)	1,210	45,980
CA, Inc.	2,858	67,077

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	461	$39,213
Citrix Systems, Inc. (a)	1,250	59,338
Electronic Arts, Inc. (a)	1,884	35,155
Fiserv, Inc. (a)	1,092	55,430
Infosys Technologies Ltd. Sponsored ADR (India)	631	37,134
Intuit, Inc. (a)	2,261	77,643
Microsoft Corp.	17,271	505,522
Oracle Corp.	11,956	307,150
		1,452,048
Telecommunications – 9.6%
Cisco Systems, Inc. (a)	11,704	304,655
Millicom International Cellular SA	596	53,133
NII Holdings, Inc. (a)	927	38,619
Qualcomm, Inc.	11,598	487,000
Virgin Media, Inc.	1,910	32,967
Vodafone Group PLC Sponsored ADR (United Kingdom)	3,493	81,353
		997,727
Textiles – 0.3%
Cintas Corp.	1,049	29,466
Toys, Games & Hobbies – 0.5%
Mattel, Inc.	2,380	54,121
Transportation – 1.2%
C.H. Robinson Worldwide, Inc.	940	52,499
Expeditors International of Washington, Inc.	1,192	44,009
J.B. Hunt Transport Services, Inc.	721	25,869
		122,377
TOTAL COMMON STOCK (Cost $8,009,587)		10,293,242
TOTAL EQUITIES (Cost $8,009,587)		10,293,242
MUTUAL FUNDS – 0.4%
Diversified Financial – 0.4%
PowerShares QQQ Trust, Series 1	775	37,339
TOTAL MUTUAL FUNDS (Cost $34,495)		37,339
TOTAL LONG-TERM INVESTMENTS (Cost $8,044,082)		10,330,581
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$60,164	60,164
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	576	576
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill 0.119% 5/06/10 (c)	45,000	44,994
TOTAL SHORT-TERM INVESTMENTS (Cost $105,734)		105,734
TOTAL INVESTMENTS – 100.2% (Cost $8,149,816) (d)		10,436,315
Other Assets/ (Liabilities) – (0.2)%		(21,066)
NET ASSETS – 100.0%		$10,415,249

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $60,164. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $64,251.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.3%
COMMON STOCK – 94.3%
Advertising – 0.3%
Focus Media Holding Ltd. ADR (China) (a)	41,190	$752,129
Aerospace & Defense – 1.9%
Aerovironment, Inc. (a)	75,900	1,981,749
Argon ST, Inc. (a)	9,100	242,151
BE Aerospace, Inc. (a)	55,600	1,693,020
Cubic Corp.	23,100	831,600
Teledyne Technologies, Inc. (a)	10,100	416,827
		5,165,347
Airlines – 1.7%
Allegiant Travel Co. (a)	4,700	271,942
Continental Airlines, Inc. Class B (a)	83,905	1,843,393
Copa Holdings SA Class A	7,920	481,536
JetBlue Airways Corp. (a)	129,320	721,605
US Airways Group, Inc. (a)	162,600	1,195,110
		4,513,586
Apparel – 0.3%
Carter's, Inc. (a)	23,980	722,997
Automotive & Parts – 1.4%
ArvinMeritor, Inc. (a)	97,700	1,304,295
Tenneco, Inc. (a)	63,100	1,492,315
TRW Automotive Holdings Corp. (a)	34,700	991,726
		3,788,336
Banks – 1.7%
Huntington Bancshares, Inc.	182,500	980,025
MB Financial, Inc.	22,600	509,178
Signature Bank (a)	15,158	561,604
Sterling Bancshares, Inc.	105,400	588,132
TCF Financial Corp.	47,300	753,962
Umpqua Holdings Corp.	52,100	690,846
Westamerica Bancorp	7,900	455,435
		4,539,182
Beverages – 0.5%
Central European Distribution Corp. (a)	10,200	357,102
Green Mountain Coffee Roasters, Inc. (a)	8,930	864,603
		1,221,705
Biotechnology – 1.4%
Affymax, Inc. (a)	11,700	274,131
AMAG Pharmaceuticals, Inc. (a)	4,620	161,284
Incyte Corp. (a)	95,100	1,327,596
Regeneron Pharmaceuticals, Inc. (a)	37,040	981,189
Seattle Genetics, Inc. (a)	74,140	885,232
		3,629,432
Building Materials – 1.0%
Eagle Materials, Inc.	32,500	862,550
Lennox International, Inc.	24,470	1,084,510
Owens Corning, Inc. (a)	15,500	394,320
Trex Co., Inc. (a)	19,514	415,453
		2,756,833
Chemicals – 0.9%
Cytec Industries, Inc.	20,300	948,822
Olin Corp.	33,300	653,346
Solutia, Inc. (a)	47,900	771,669
		2,373,837
Coal – 0.5%
Massey Energy Co.	23,590	1,233,521
Commercial Services – 6.5%
Administaff, Inc.	5,100	108,834
The Advisory Board Co. (a)	12,620	397,530
AerCap Holdings NV (a)	57,500	662,400
American Public Education, Inc. (a)	71,900	3,350,540
Capella Education Co. (a)	42,100	3,908,564
Corrections Corporation of America (a)	36,820	731,245
CoStar Group, Inc. (a)	62,600	2,599,152
Grand Canyon Education, Inc. (a)	16,300	426,082
HMS Holdings Corp. (a)	42,800	2,182,372
Huron Consulting Group, Inc. (a)	42,000	852,600
Localiza Rent a Car SA	30,530	322,081
Navitas Ltd.	67,557	315,540
PAREXEL International Corp. (a)	27,997	652,610
Team Health Holdings, Inc. (a)	17,680	297,024
VistaPrint NV (a)	12,000	687,000
		17,493,574
Computers – 3.9%
Lexmark International, Inc. Class A (a)	14,500	523,160
MICROS Systems, Inc. (a)	118,700	3,902,856
Netezza Corp. (a)	28,940	370,143
Riverbed Technology, Inc. (a)	155,550	4,417,620
Seagate Technology (a)	32,130	586,694
SYKES Enterprises, Inc. (a)	26,193	598,248
		10,398,721
Cosmetics & Personal Care – 1.4%
Alberto-Culver Co.	144,100	3,768,215
Distribution & Wholesale – 3.4%
Beacon Roofing Supply, Inc. (a)	97,770	1,870,340
Ingram Micro, Inc. Class A (a)	48,500	851,175
LKQ Corp. (a)	224,988	4,567,256
Owens & Minor, Inc.	31,440	1,458,502
Pool Corp.	17,900	405,256
		9,152,529
Diversified Financial – 1.7%
Greenhill & Co., Inc.	16,200	1,329,858
JMP Group, Inc.	81,100	689,350
The NASDAQ OMX Group, Inc. (a)	44,200	933,504
Stifel Financial Corp. (a)	23,190	1,246,463
Waddell & Reed Financial, Inc. Class A	9,300	335,172
		4,534,347
Electric – 0.4%
ITC Holdings Corp.	17,500	962,500

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 0.5%
A123 Systems, Inc. (a)	28,900	$397,086
SunPower Corp. Class B (a)	61,026	1,021,575
		1,418,661
Electronics – 1.7%
Celestica, Inc. (a)	119,120	1,301,982
Gentex Corp.	28,410	551,722
Jabil Circuit, Inc.	52,150	844,309
Multi-Fineline Electronix, Inc. (a)	32,100	826,896
Plexus Corp. (a)	7,080	255,092
Sanmina-SCI Corp. (a)	50,900	839,850
		4,619,851
Engineering & Construction – 1.2%
Chicago Bridge & Iron Co. NV (a)	143,150	3,329,669
Entertainment – 4.3%
Bally Technologies, Inc. (a)	18,100	733,774
Churchill Downs, Inc.	20,167	756,262
Cinemark Holdings, Inc.	45,600	836,304
DreamWorks Animation SKG, Inc. Class A (a)	55,940	2,203,477
Penn National Gaming, Inc. (a)	46,940	1,304,932
Scientific Games Corp. Class A (a)	230,700	3,248,256
Vail Resorts, Inc. (a)	58,500	2,345,265
		11,428,270
Foods – 0.2%
Smithfield Foods, Inc. (a)	24,400	506,056
Gas – 0.3%
UGI Corp.	32,000	849,280
Hand & Machine Tools – 0.2%
Regal-Beloit Corp.	8,930	530,531
Health Care — Products – 4.5%
ABIOMED, Inc. (a)	158,900	1,641,437
American Medical Systems Holdings, Inc. (a)	24,300	451,494
Cyberonics, Inc. (a)	17,330	332,043
Masimo Corp.	6,700	177,885
NuVasive, Inc. (a)	78,300	3,539,160
Orthofix International NV (a)	4,400	160,072
Orthovita, Inc. (a)	172,252	733,794
Stereotaxis, Inc. (a)	139,000	696,390
Volcano Corp. (a)	178,727	4,318,044
		12,050,319
Health Care — Services – 3.9%
Community Health Systems, Inc. (a)	30,000	1,107,900
Coventry Health Care, Inc. (a)	20,600	509,232
Fleury SA (a)	37,200	396,622
Health Management Associates, Inc. Class A (a)	155,400	1,336,440
Health Net, Inc. (a)	63,290	1,574,022
HEALTHSOUTH Corp. (a)	20,360	380,732
Healthways, Inc. (a)	112,300	1,804,661
ICON PLC Sponsored ADR (Ireland) (a)	13,334	352,018
Kindred Healthcare, Inc. (a)	46,400	837,520
Lincare Holdings, Inc. (a)	15,300	686,664
Skilled Healthcare Group, Inc. Class A (a)	89,200	550,364
WellCare Health Plans, Inc. (a)	28,300	843,340
		10,379,515
Home Builders – 0.1%
Winnebago Industries, Inc. (a)	19,700	287,817
Home Furnishing – 2.0%
DTS, Inc. (a)	53,750	1,829,650
Tempur-Pedic International, Inc. (a)	20,050	604,708
TiVo, Inc. (a)	177,250	3,034,520
		5,468,878
Household Products – 0.5%
Jarden Corp.	22,970	764,672
Tupperware Brands Corp.	9,110	439,284
		1,203,956
Insurance – 0.8%
Assured Guaranty Ltd.	58,630	1,288,101
eHealth, Inc. (a)	55,200	869,400
Primerica, Inc. (a)	2,700	40,500
		2,198,001
Internet – 5.4%
Archipelago Learning, Inc. (a)	106,100	1,546,938
Constant Contact, Inc. (a)	175,600	4,077,432
DealerTrack Holdings, Inc. (a)	172,650	2,948,862
Equinix, Inc. (a)	8,610	838,097
GSI Commerce, Inc. (a)	16,900	467,623
OpenTable, Inc. (a)	37,100	1,414,623
Rackspace Hosting, Inc. (a)	20,850	390,521
S1 Corp. (a)	101,500	598,850
Vocus, Inc. (a)	84,200	1,435,610
Websense, Inc. (a)	38,940	886,664
		14,605,220
Iron & Steel – 0.3%
AK Steel Holding Corp.	36,200	827,532
Leisure Time – 0.1%
Brunswick Corp.	20,500	327,385
Lodging – 1.7%
Gaylord Entertainment Co. (a)	131,700	3,857,493
Wyndham Worldwide Corp.	27,270	701,657
		4,559,150
Machinery — Construction & Mining – 0.7%
Bucyrus International, Inc. Class A	27,400	1,808,126
Machinery — Diversified – 1.7%
China Valves Technology, Inc. (a)	31,300	407,213
Gardner Denver, Inc.	9,200	405,168
Hollysys Automation Technologies Ltd. (a)	27,500	316,525
Wabtec Corp.	79,300	3,340,116
		4,469,022
Manufacturing – 0.1%
Hansen Transmissions International (a)	258,378	355,695
Media – 0.8%
FactSet Research Systems, Inc.	28,462	2,088,257
Mining – 0.4%
RTI International Metals, Inc. (a)	31,200	946,296
Office Furnishings – 0.4%
Knoll, Inc.	87,510	984,488

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 2.6%
Bill Barrett Corp. (a)	100,750	$3,094,032
Carrizo Oil & Gas, Inc. (a)	77,100	1,769,445
Comstock Resources, Inc. (a)	19,800	629,640
Frontier Oil Corp.	72,300	976,050
Holly Corp.	22,500	627,975
		7,097,142
Oil & Gas Services – 0.8%
Core Laboratories NV	5,100	667,080
Dresser-Rand Group, Inc. (a)	13,600	427,312
Dril-Quip, Inc. (a)	11,000	669,240
Global Industries Ltd. (a)	58,300	374,286
		2,137,918
Packaging & Containers – 0.9%
Pactiv Corp. (a)	26,900	677,342
Silgan Holdings, Inc.	29,320	1,765,944
		2,443,286
Pharmaceuticals – 2.4%
Alkermes, Inc. (a)	16,470	213,616
Amylin Pharmaceuticals, Inc. (a)	50,100	1,126,749
Auxilium Pharmaceuticals, Inc. (a)	15,270	475,813
Cubist Pharmaceuticals, Inc. (a)	12,570	283,328
Herbalife Ltd.	9,180	423,381
King Pharmaceuticals, Inc. (a)	81,500	958,440
Onyx Pharmaceuticals, Inc. (a)	8,370	253,444
Rigel Pharmaceuticals, Inc. (a)	25,900	206,423
Salix Pharmaceuticals Ltd. (a)	26,840	999,790
SXC Health Solutions Corp. (a)	15,280	1,028,038
Targacept, Inc. (a)	24,100	473,806
		6,442,828
Real Estate – 0.1%
Rossi Residencial SA	55,250	384,135
Real Estate Investment Trusts (REITS) – 1.2%
BRE Properties, Inc.	24,600	879,450
LaSalle Hotel Properties	27,000	629,100
MFA Financial, Inc.	68,500	504,160
OMEGA Healthcare Investors, Inc.	21,200	413,188
Redwood Trust, Inc.	56,700	874,314
		3,300,212
Retail – 4.8%
AFC Enterprises, Inc (a)	9,000	96,570
The Cheesecake Factory, Inc. (a)	44,160	1,194,969
The Children's Place Retail Store, Inc. (a)	21,500	957,825
Citi Trends, Inc. (a)	8,700	282,228
Denny's Corp. (a)	190,800	732,672
Dick's Sporting Goods, Inc. (a)	16,310	425,854
Hanesbrands, Inc. (a)	39,630	1,102,507
Nu Skin Enterprises, Inc. Class A	34,700	1,009,770
O'Reilly Automotive, Inc. (a)	89,790	3,745,141
Penske Auto Group, Inc. (a)	45,200	651,784
Rush Enterprises, Inc. Class A (a)	26,280	347,159
Sonic Corp. (a)	17,600	194,480
The Talbots, Inc. (a)	89,800	1,163,808
Texas Roadhouse, Inc. (a)	20,400	283,356
Williams-Sonoma, Inc.	26,060	685,117
		12,873,240
Semiconductors – 2.4%
Applied Micro Circuits Corp. (a)	52,200	450,486
Cypress Semiconductor Corp. (a)	34,880	401,120
Nanometrics, Inc. (a)	8,600	81,528
Netlogic Microsystems, Inc. (a)	25,100	738,693
ON Semiconductor Corp. (a)	120,800	966,400
Power Integrations, Inc.	6,410	264,092
QLogic Corp. (a)	74,810	1,518,643
Rovi Corp. (a)	9,630	357,562
Skyworks Solutions, Inc. (a)	40,100	625,560
TriQuint Semiconductor, Inc. (a)	41,580	291,060
Verigy Ltd. (a)	77,100	861,978
		6,557,122
Software – 11.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	197,400	3,861,144
Athenahealth, Inc. (a)	101,300	3,703,528
Blackbaud, Inc.	154,650	3,895,634
Blackboard, Inc. (a)	56,100	2,337,126
CommVault Systems, Inc. (a)	135,700	2,897,195
Concur Technologies, Inc. (a)	81,000	3,321,810
EPIQ Systems, Inc. (a)	76,159	946,656
Informatica Corp. (a)	62,820	1,687,345
ManTech International Corp. Class A (a)	12,200	595,726
Omnicell, Inc. (a)	169,000	2,371,070
Red Hat, Inc. (a)	14,500	424,415
RightNow Technologies, Inc. (a)	45,900	819,774
Rosetta Stone, Inc. (a)	67,961	1,616,113
SolarWinds, Inc. (a)	110,600	2,395,596
		30,873,132
Telecommunications – 2.0%
Atheros Communications, Inc. (a)	17,540	678,973
Ciena Corp. (a)	50,000	762,000
Finisar Corp. (a)	20,900	328,339
Ixia (a)	2,700	25,029
Plantronics, Inc.	24,500	766,360
Polycom, Inc. (a)	11,800	360,844
RF Micro Devices, Inc. (a)	57,160	284,657
SBA Communications Corp. Class A (a)	20,860	752,420
tw telecom, inc. (a)	39,800	722,370
ViaSat, Inc. (a)	4,100	141,901
Vonage Holdings Corp. (a)	308,500	416,475
		5,239,368
Toys, Games & Hobbies – 0.2%
RC2 Corp. (a)	31,380	469,759
Transportation – 4.7%
Con-way, Inc.	28,700	1,007,944
Genesee & Wyoming, Inc. Class A (a)	27,400	934,888
Hub Group, Inc. Class A (a)	29,500	825,410

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
J.B. Hunt Transport Services, Inc.	142,920	$5,127,970
Kansas City Southern (a)	75,325	2,724,505
Knight Transportation, Inc.	73,400	1,548,006
Overseas Shipholding Group, Inc.	10,680	418,976
		12,587,699
TOTAL COMMON STOCK (Cost $212,825,268)		252,654,607
CONVERTIBLE PREFERRED STOCK – 0.0%
Banks – 0.0%
Umpqua Holdings Corp. Series B 15.000%	6,900	90,873
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $75,900)		90,873
TOTAL EQUITIES (Cost $212,901,168)		252,745,480
MUTUAL FUNDS – 3.3%
Diversified Financial – 3.3%
iShares Russell 2000 Growth Index Fund	93,300	6,833,292
iShares Russell 2000 Index Fund	30,600	2,074,985
		8,908,277
TOTAL MUTUAL FUNDS (Cost $8,096,330)		8,908,277
TOTAL LONG-TERM INVESTMENTS (Cost $220,997,498)		261,653,757
	Principal Amount
SHORT-TERM INVESTMENTS – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$10,323,176	10,323,176
TOTAL SHORT-TERM INVESTMENTS (Cost $10,323,176)		10,323,176
TOTAL INVESTMENTS – 101.5% (Cost $231,320,674) (c)		271,976,933
Other Assets/ (Liabilities) – (1.5)%		(3,909,707)
NET ASSETS – 100.0%		$268,067,226

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,323,179. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $10,540,170.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 97.6%
Aerospace & Defense – 2.1%
BE Aerospace, Inc. (a)	3,300	$100,485
Triumph Group, Inc.	2,100	147,189
		247,674
Apparel – 4.8%
Deckers Outdoor Corp. (a)	1,250	172,500
G-III Apparel Group Ltd. (a)	1,700	46,852
Skechers U.S.A., Inc. Class A (a)	7,300	265,136
Steven Madden Ltd. (a)	1,494	72,907
		557,395
Automotive & Parts – 3.6%
Dana Holding Corp. (a)	9,400	111,672
Exide Technologies (a)	12,456	71,622
WABCO Holdings, Inc. (a)	2,831	84,703
Westport Innovations, Inc. (a)	4,942	81,444
Wonder Auto Technology, Inc. (a)	6,122	64,771
		414,212
Beverages – 2.0%
Green Mountain Coffee Roasters, Inc. (a)	2,350	227,527
Biotechnology – 1.6%
3SBio, Inc. ADR (Cayman Islands) (a)	5,517	68,300
Affymetrix, Inc. (a)	8,434	61,906
Illumina, Inc. (a)	1,281	49,831
		180,037
Chemicals – 2.7%
Cytec Industries, Inc.	1,421	66,417
Intrepid Potash, Inc. (a)	1,924	58,355
Methanex Corp.	2,400	58,344
Rockwood Holdings, Inc. (a)	3,116	82,948
Zep, Inc.	2,412	52,775
		318,839
Coal – 2.0%
Walter Energy, Inc.	2,500	230,675
Commercial Services – 7.7%
Aegean Marine Petroleum Network, Inc.	5,100	144,738
Alliance Data Systems Corp. (a)	2,124	135,915
American Public Education, Inc. (a)	1,467	68,362
Capella Education Co. (a)	1,300	120,692
Cardtronics, Inc. (a)	4,970	62,473
Corinthian Colleges, Inc. (a)	4,367	76,815
PAREXEL International Corp. (a)	7,687	179,184
VistaPrint NV (a)	1,800	103,050
		891,229
Computers – 4.3%
IHS, Inc. Class A (a)	2,364	126,403
Super Micro Computer, Inc. (a)	10,519	181,768
Xyratex Ltd. (a)	11,500	194,695
		502,866
Diversified Financial – 0.7%
Janus Capital Group, Inc.	5,955	85,097
Electrical Components & Equipment – 1.6%
American Superconductor Corp. (a)	2,246	64,910
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	10,007	56,139
Power-One, Inc. (a)	14,000	59,080
		180,129
Electronics – 2.5%
II-VI, Inc. (a)	1,874	63,416
Newport Corp. (a)	3,234	40,425
Park Electrochemical Corp.	2,037	58,544
Sanmina-SCI Corp. (a)	8,100	133,650
		296,035
Energy — Alternate Sources – 1.7%
Clean Energy Fuels Corp. (a)	5,600	127,568
FuelCell Energy, Inc. (a)	14,077	39,697
Headwaters, Inc. (a)	7,383	33,888
		201,153
Engineering & Construction – 1.7%
Layne Christensen Co. (a)	2,334	62,341
URS Corp. (a)	2,812	139,503
		201,844
Entertainment – 1.1%
Cinemark Holdings, Inc.	6,645	121,869
Environmental Controls – 0.3%
Darling International, Inc. (a)	4,066	36,431
Hand & Machine Tools – 0.5%
Snap-on, Inc.	1,355	58,726
Health Care — Products – 3.4%
Bruker Corp. (a)	4,179	61,222
ev3, Inc. (a)	6,484	102,836
Given Imaging Ltd. (a)	1,260	29,749
Thoratec Corp. (a)	4,088	136,744
Volcano Corp. (a)	2,855	68,977
		399,528
Health Care — Services – 1.3%
HEALTHSOUTH Corp. (a)	4,762	89,049
RehabCare Group, Inc. (a)	2,421	66,021
		155,070
Home Furnishing – 1.8%
La-Z-Boy, Inc. (a)	4,049	50,775
Tempur-Pedic International, Inc. (a)	5,200	156,832
		207,607
Internet – 4.0%
AsiaInfo Holdings, Inc. (a)	3,074	81,400
CyberSources Corp. (a)	3,221	56,818
F5 Networks, Inc. (a)	1,100	67,661
GSI Commerce, Inc. (a)	3,449	95,434
ModusLink Global Solutions, Inc. (a)	2,580	21,749
NIC, Inc.	13,384	105,332
NutriSystem, Inc.	2,354	41,925
		470,319

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Construction & Mining – 0.9%
Bucyrus International, Inc. Class A	1,502	$99,117
Machinery — Diversified – 1.0%
Wabtec Corp.	2,876	121,137
Media – 0.9%
DG FastChannel, Inc. (a)	1,917	61,248
Dolan Media Co. (a)	3,535	38,426
		99,674
Metal Fabricate & Hardware – 1.7%
Circor International, Inc.	1,842	61,173
Kaydon Corp.	3,650	137,240
		198,413
Office Furnishings – 1.2%
Herman Miller, Inc.	4,039	72,944
Interface, Inc. Class A	6,061	70,187
		143,131
Oil & Gas – 2.3%
GMX Resources, Inc. (a)	3,358	27,603
Northern Oil and Gas, Inc. (a)	3,800	60,230
Rosetta Resources, Inc. (a)	4,600	108,330
Swift Energy Co. (a)	2,280	70,087
		266,250
Pharmaceuticals – 11.5%
Alkermes, Inc. (a)	2,386	30,946
BioMarin Pharmaceutical, Inc. (a)	2,417	56,485
Impax Laboratories, Inc. (a)	10,200	182,376
Mylan, Inc. (a)	5,002	113,596
Neogen Corp. (a)	3,447	86,520
Perrigo Co.	3,170	186,142
Salix Pharmaceuticals Ltd. (a)	6,300	234,675
Sirona Dental Systems, Inc. (a)	3,100	117,893
SXC Health Solutions Corp. (a)	5,000	336,400
		1,345,033
Retail – 7.7%
EZCORP, Inc. Class A (a)	5,400	111,240
HSN, Inc. (a)	3,300	97,152
J. Crew Group, Inc. (a)	2,500	114,750
Kirkland's, Inc. (a)	5,900	123,900
Lululemon Athletica, Inc. (a)	5,500	228,250
Nu Skin Enterprises, Inc. Class A	4,000	116,400
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,551	102,944
		894,636
Semiconductors – 5.7%
Aixtron AG Sponsored ADR (Germany)	3,200	114,176
Entegris, Inc. (a)	13,553	68,307
Mindspeed Technologies, Inc. (a)	7,000	56,070
Veeco Instruments, Inc. (a)	9,900	430,650
		669,203
Software – 3.9%
Acxiom Corp. (a)	3,350	60,099
Blackboard, Inc. (a)	4,025	167,681
Concur Technologies, Inc. (a)	1,595	65,411
Eclipsys Corp. (a)	3,937	78,268
Solera Holdings, Inc.	2,168	83,793
		455,252
Telecommunications – 8.5%
Acme Packet, Inc. (a)	10,444	201,361
Aruba Networks, Inc. (a)	5,491	75,007
Atheros Communications, Inc. (a)	3,800	147,098
Ceragon Networks Ltd. (a)	5,385	58,804
Finisar Corp. (a)	6,500	102,115
Ixia (a)	5,159	47,824
JDS Uniphase Corp. (a)	14,800	185,444
NICE Systems Ltd. ADR (Israel) (a)	1,735	55,086
Telestone Technologies Corp. (a)	6,800	119,000
		991,739
Transportation – 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	2,000	106,100
TOTAL COMMON STOCK (Cost $9,615,456)		11,373,947
TOTAL EQUITIES (Cost $9,615,456)		11,373,947
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (a) (b)	99	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $9,615,456)		11,373,947
	Principal Amount
SHORT-TERM INVESTMENTS – 3.0%
Repurchase Agreement – 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (c)	$342,603	342,603
TOTAL SHORT-TERM INVESTMENTS (Cost $342,603)		342,603
TOTAL INVESTMENTS – 100.6% (Cost $9,958,059) (d)		11,716,550
Other Assets/ (Liabilities) – (0.6)%		(64,659)
NET ASSETS – 100.0%		$11,651,891

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	Maturity value of $342,603. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $355,635.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES (a) – 62.1%
COMMON STOCK – 62.1%
Aerospace & Defense – 0.8%
The Boeing Co.	7,500	$544,575
Spirit AeroSystems Holdings, Inc. Class A (b)	16,400	383,432
United Technologies Corp.	3,400	250,274
		1,178,281
Agriculture – 2.8%
Philip Morris International, Inc.	77,500	4,042,400
Banks – 0.2%
Bank of New York Mellon Corp.	4,300	132,784
State Street Corp.	3,400	153,476
		286,260
Beverages – 1.5%
The Coca-Cola Co.	4,400	242,000
PepsiCo, Inc.	30,000	1,984,800
		2,226,800
Biotechnology – 1.5%
Celgene Corp. (b)	35,000	2,168,600
Chemicals – 1.3%
Air Products & Chemicals, Inc.	6,600	488,070
Monsanto Co.	11,800	842,756
Potash Corporation of Saskatchewan, Inc.	4,300	513,205
		1,844,031
Commercial Services – 1.4%
Iron Mountain, Inc.	17,700	484,980
Paychex, Inc.	7,800	239,460
Strayer Education, Inc.	1,120	272,742
Visa, Inc. Class A	12,000	1,092,360
		2,089,542
Computers – 2.4%
Apple, Inc. (b)	5,200	1,221,636
Hewlett-Packard Co.	9,600	510,240
International Business Machines Corp.	6,100	782,325
NetApp, Inc. (b)	8,700	283,272
Research In Motion Ltd. (b)	9,900	732,105
		3,529,578
Cosmetics & Personal Care – 1.3%
Colgate-Palmolive Co.	7,400	630,924
The Procter & Gamble Co.	19,300	1,221,111
		1,852,035
Diversified Financial – 4.4%
The Charles Schwab Corp.	82,500	1,541,925
CME Group, Inc.	600	189,666
The Goldman Sachs Group, Inc.	12,900	2,201,127
JP Morgan Chase & Co.	47,800	2,139,050
T. Rowe Price Group, Inc.	6,300	346,059
		6,417,827
Electric – 0.1%
Edison International	4,500	153,765
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	12,100	609,114
Electronics – 0.6%
Jabil Circuit, Inc.	20,000	323,800
Mettler-Toledo International, Inc. (b)	1,300	141,960
Tyco Electronics Ltd.	14,100	387,468
		853,228
Energy — Alternate Sources – 0.3%
First Solar, Inc. (b)	3,400	417,010
Engineering & Construction – 0.1%
Jacobs Engineering Group, Inc. (b)	3,000	135,570
Entertainment – 0.3%
DreamWorks Animation SKG, Inc. Class A (b)	9,700	382,083
Foods – 1.0%
General Mills, Inc.	5,900	417,661
Kraft Foods, Inc. Class A	26,744	808,739
Unilever NV NY Shares	5,400	162,864
		1,389,264
Forest Products & Paper – 0.5%
Plum Creek Timber Co., Inc.	17,700	688,707
Gas – 0.1%
Sempra Energy	3,300	164,670
Hand & Machine Tools – 0.1%
Stanley Black & Decker, Inc.	2,800	160,748
Health Care — Products – 3.0%
Baxter International, Inc.	25,800	1,501,560
Boston Scientific Corp. (b)	88,200	636,804
Johnson & Johnson	10,400	678,080
Medtronic, Inc.	34,000	1,531,020
		4,347,464
Health Care — Services – 1.8%
Aetna, Inc.	10,000	351,100
DaVita, Inc. (b)	28,900	1,832,260
UnitedHealth Group, Inc.	13,800	450,846
		2,634,206
Insurance – 3.0%
ACE Ltd.	5,400	282,420
The Allstate Corp.	50,300	1,625,193
Aon Corp.	16,600	708,986
Berkshire Hathaway, Inc. Class A (b)	6	730,800
The Progressive Corp. (b)	57,000	1,088,130
		4,435,529
Internet – 1.7%
Akamai Technologies, Inc. (b)	10,900	342,369
Google, Inc. Class A (b)	3,850	2,182,988
		2,525,357
Iron & Steel – 2.1%
Allegheny Technologies, Inc.	25,700	1,387,543
Cliffs Natural Resources, Inc.	13,400	950,730
Nucor Corp.	16,300	739,694
		3,077,967
Leisure Time – 0.3%
Carnival Corp.	9,500	369,360
Machinery — Diversified – 0.3%
Cummins, Inc.	8,300	514,185
Manufacturing – 1.0%
Danaher Corp.	6,500	519,415
General Electric Co.	26,200	476,840

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Illinois Tool Works, Inc.	7,400	$350,464
Parker Hannifin Corp.	2,400	155,376
		1,502,095
Media – 2.1%
CBS Corp. Class B	42,200	588,268
Gannett Co., Inc.	21,400	353,528
Scripps Networks Interactive Class A	13,000	576,550
Time Warner Cable, Inc.	10,900	581,079
Viacom, Inc. Class B (b)	16,700	574,146
The Walt Disney Co.	11,200	390,992
		3,064,563
Mining – 1.6%
Barrick Gold Corp.	25,300	970,002
Vulcan Materials Co.	28,700	1,355,788
		2,325,790
Oil & Gas – 3.5%
Anadarko Petroleum Corp.	8,400	611,772
Cenovus Energy, Inc.	10,000	262,100
Chevron Corp.	17,100	1,296,693
Diamond Offshore Drilling, Inc.	3,900	346,359
Pioneer Natural Resources Co.	9,500	535,040
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	30,400	1,758,944
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	4,600	254,518
		5,065,426
Oil & Gas Services – 2.0%
Schlumberger Ltd.	25,200	1,599,192
Transocean Ltd. (b)	2,500	215,950
Weatherford International Ltd. (b)	69,600	1,103,856
		2,918,998
Pharmaceuticals – 3.5%
Allergan, Inc.	18,200	1,188,824
Bristol-Myers Squibb Co.	11,800	315,060
Merck & Co., Inc.	43,825	1,636,864
Shire PLC Sponsored ADR (United Kingdom)	19,500	1,286,220
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	9,700	611,876
		5,038,844
Real Estate Investment Trusts (REITS) – 0.1%
Ventas, Inc.	4,500	213,660
Retail – 4.3%
Coach, Inc.	3,600	142,272
The Home Depot, Inc.	17,200	556,420
Lowe's Cos., Inc.	44,900	1,088,376
McDonald's Corp.	3,400	226,848
Target Corp.	49,200	2,587,920
Urban Outfitters, Inc. (b)	19,000	722,570
Wal-Mart Stores, Inc.	17,200	956,320
		6,280,726
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	11,900	168,504
Semiconductors – 1.4%
Broadcom Corp. Class A	33,300	1,104,894
Maxim Integrated Products, Inc.	26,700	517,713
Microchip Technology, Inc.	13,200	371,712
		1,994,319
Software – 2.0%
Adobe Systems, Inc. (b)	15,600	551,772
Cerner Corp. (b)	18,400	1,565,104
Microsoft Corp.	17,100	500,517
Oracle Corp.	13,600	349,384
		2,966,777
Telecommunications – 4.5%
American Tower Corp. Class A (b)	35,800	1,525,438
Cisco Systems, Inc. (b)	78,600	2,045,958
Juniper Networks, Inc. (b)	52,300	1,604,564
Qualcomm, Inc.	31,700	1,331,083
		6,507,043
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd. Sponsored ADR (Japan)	27,800	1,157,870
Transportation – 1.6%
FedEx Corp.	13,800	1,288,920
Norfolk Southern Corp.	19,600	1,095,444
		2,384,364
Water – 0.3%
American Water Works Co., Inc.	19,900	433,024
TOTAL COMMON STOCK (Cost $77,563,684)		90,515,584
TOTAL EQUITIES (Cost $77,563,684)		90,515,584
	Principal Amount
BONDS & NOTES – 35.7%
CORPORATE DEBT – 12.7%
Aerospace & Defense – 0.3%
Lockheed Martin Corp. 7.650% 5/01/16	$310,000	373,075
Northrop Grumman Systems Corp. 7.125% 2/15/11	60,000	63,146
Raytheon Co. 6.400% 12/15/18	60,000	67,849
		504,070
Auto Manufacturers – 0.4%
Daimler Finance NA LLC 7.300% 1/15/12	170,000	185,111
Volvo Treasury AB (c) 5.950% 4/01/15	430,000	438,147
		623,258
Banks – 1.4%
Bank of America Corp. 6.500% 8/01/16	550,000	594,547
Barclays Bank PLC 5.125% 1/08/20	525,000	517,686
Capital One Financial Corp. 6.250% 11/15/13	230,000	251,770
CoBank ACB FRN (Acquired 6/06/07, Cost $257,000) (c) (d) 0.857% 6/15/22	295,000	212,973
HBOS PLC (c) 6.750% 5/21/18	100,000	91,880
Northern Trust Corp. 5.500% 8/15/13	90,000	99,598
Societe Generale (c) 5.750% 4/20/16	100,000	106,164

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
US AgBank FCB VRN (Acquired 5/10/07, Cost $346,511) (c) (d) 6.110% 12/31/49	$345,000	$184,434
		2,059,052
Biotechnology – 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	37,853
Chemicals – 0.1%
Nalco Co. 8.875% 11/15/13	100,000	103,000
Commercial Services – 0.1%
Altegrity, Inc. (Acquired 11/20/08, Cost $74,054) (c) (d) 10.500% 11/01/15	100,000	94,000
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co. 4.700% 2/15/19	90,000	92,299
Diversified Financial – 4.4%
American Express Co. 8.150% 3/19/38	50,000	64,737
Capital One Bank USA NA 8.800% 7/15/19	600,000	724,955
The Charles Schwab Corp. 6.375% 9/01/17	40,000	43,589
Citigroup, Inc. 6.125% 11/21/17	825,000	848,653
Federal Home Loan Mortgage Corp. 1.500% 1/07/11	1,710,000	1,721,230
Federal National Mortgage Association 2.750% 3/13/14	2,300,000	2,344,494
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	210,724
Morgan Stanley 5.500% 1/26/20	525,000	513,523
		6,471,905
Electric – 1.8%
The AES Corp. 7.750% 10/15/15	100,000	101,750
Alabama Power Co. 5.800% 11/15/13	90,000	100,749
Appalachian Power Co. 5.550% 4/01/11	75,000	77,831
The Cleveland Electric Illuminating Co. 8.875% 11/15/18	110,000	136,606
Consumers Energy Co. 6.700% 9/15/19	525,000	593,483
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	69,258
EDF SA (c) 6.500% 1/26/19	90,000	100,991
Edison Mission Energy 7.750% 6/15/16	175,000	127,750
Georgia Power Co. 4.250% 12/01/19	500,000	490,928
Ohio Edison Co. 6.400% 7/15/16	25,000	27,451
Pacific Gas & Electric Co. 4.200% 3/01/11	50,000	51,469
Pacific Gas & Electric Co. 8.250% 10/15/18	110,000	134,283
PacifiCorp 6.000% 1/15/39	30,000	30,844
Progress Energy, Inc. 4.875% 12/01/19	525,000	514,756
		2,558,149
Foods – 0.4%
Kraft Foods, Inc. 5.375% 2/10/20	525,000	533,586
Health Care — Services – 0.3%
HCA, Inc. 9.250% 11/15/16	150,000	159,469
Tenet Healthcare Corp. (c) 8.875% 7/01/19	150,000	162,375
WellPoint, Inc. 7.000% 2/15/19	70,000	79,379
		401,223
Insurance – 0.3%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	127,945
Liberty Mutual Group, Inc. (c) 7.500% 8/15/36	195,000	188,048
Monumental Global Funding III FRN (c) 0.451% 1/15/14	170,000	161,955
		477,948
Machinery — Construction & Mining – 0.0%
Atlas Copco AB (c) 5.600% 5/22/17	50,000	51,829
Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (c) 8.375% 4/30/14	100,000	102,750
Comcast Corp. 6.400% 3/01/40	500,000	508,215
COX Communications, Inc. 7.750% 11/01/10	50,000	51,874
News America, Inc. 6.400% 12/15/35	225,000	229,759
News America, Inc. 6.650% 11/15/37	50,000	52,585
Nielsen Finance LLC/Nielsen Finance Co. 10.000% 8/01/14	200,000	209,500
Thomson Reuters Corp. 5.950% 7/15/13	50,000	55,259
Time Warner, Inc. 5.875% 11/15/16	70,000	76,478
Time Warner, Inc. 6.500% 11/15/36	25,000	25,682
		1,312,102
Oil & Gas – 0.6%
ConocoPhillips 5.750% 2/01/19	150,000	163,515
Occidental Petroleum Corp. 7.000% 11/01/13	200,000	231,669
Petrobras International Finance Co. 6.875% 1/20/40	75,000	77,414
Statoil ASA 2.900% 10/15/14	365,000	364,998
		837,596
Pharmaceuticals – 0.1%
AstraZeneca PLC 5.400% 9/15/12	50,000	54,602
Express Scripts, Inc. 7.250% 6/15/19	95,000	109,981
		164,583
Pipelines – 0.5%
Enbridge Energy Partners LP 6.500% 4/15/18	25,000	27,657

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gulfstream Natural Gas System LLC. (c) 6.190% 11/01/25	$250,000	$249,319
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	69,002
Kinder Morgan Energy Partners LP 6.000% 2/01/17	145,000	155,722
Rockies Express Pipeline LLC (c) 6.850% 7/15/18	70,000	76,062
TransCanada PipeLines Ltd. 6.200% 10/15/37	75,000	77,761
TransCanada PipeLines Ltd. 6.500% 8/15/18	40,000	45,331
		700,854
Retail – 0.3%
CVS Caremark Corp. 6.600% 3/15/19	25,000	27,950
CVS Pass-Through Trust (c) 5.789% 1/10/26	8,284	8,156
New Albertsons, Inc. 7.250% 5/01/13	275,000	288,750
Walgreen Co. 5.250% 1/15/19	110,000	116,903
		441,759
Software – 0.2%
Oracle Corp. 6.125% 7/08/39	250,000	266,127
Telecommunications – 0.4%
AT&T, Inc. 5.625% 6/15/16	50,000	54,816
AT&T, Inc. 6.300% 1/15/38	60,000	60,887
Telecom Italia Capital SA 5.250% 10/01/15	50,000	51,195
Telecom Italia Capital SA 7.721% 6/04/38	25,000	26,822
Verizon Communications, Inc. 8.950% 3/01/39	55,000	74,584
Vodafone Group PLC 6.150% 2/27/37	80,000	81,942
Windstream Corp. 7.000% 3/15/19	200,000	186,500
		536,746
Transportation – 0.1%
Norfolk Southern Corp. 5.750% 4/01/18	50,000	53,668
Norfolk Southern Corp. 7.050% 5/01/37	30,000	34,738
Union Pacific Corp. 5.700% 8/15/18	105,000	110,495
Union Pacific Corp. 5.750% 11/15/17	15,000	16,076
		214,977
Water – 0.0%
Veolia Environnement 5.250% 6/03/13	50,000	53,675
TOTAL CORPORATE DEBT (Cost $17,982,428)		18,536,591
MUNICIPAL OBLIGATIONS – 0.1%
Dartmouth College 4.750% 6/01/19	175,000	180,497
TOTAL MUNICIPAL OBLIGATIONS (Cost $172,125)		180,497
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.1%
Automobile ABS – 0.0%
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A 5.560% 6/06/14	50,000	52,392
CarMax Auto Owner Trust, Series 2007-2, Class A3 5.230% 12/15/11	11,745	11,881
		64,273
Commercial MBS – 0.9%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 VRN 5.224% 4/10/37	800,000	801,899
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 VRN 5.197% 11/15/30	550,000	567,526
		1,369,425
Credit Card ABS – 0.1%
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (c) 0.280% 6/15/15	100,000	98,775
Student Loans ABS – 0.0%
New Century Home Equity Loan Trust, Series 2006-2, Class A2B FRN 0.406% 8/25/36	43,931	26,559
WL Collateral CMO – 0.1%
Bear Stearns Asset Backed Securities Trust, Series 2005-AC3, Class 2A1 5.250% 6/25/20	77,610	71,903
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,574,533)		1,630,935
SOVEREIGN DEBT OBLIGATIONS – 1.8%
Bolivaria Republic of Venezuela 5.375% 8/07/10	60,000	59,700
Brazilian Government International Bond BRL (e) 12.500% 1/05/16	400,000	255,324
Colombia Government International Bond 7.375% 1/27/17	125,000	143,125
Croatia Government International Bond (c) 6.750% 11/05/19	100,000	109,594
Gabonese Republic 8.200% 12/12/17	100,000	109,800
Hungary Government Bond HUF (e) 8.000% 2/12/15	13,000,000	70,965
Indonesia Government Bond IDR (e) 9.500% 6/15/15	895,000,000	103,323
Indonesia Government Bond IDR (e) 10.750% 5/15/16	85,000,000	10,304
Indonesia Government Bond IDR (e) 11.000% 10/15/14	75,000,000	9,114

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Government Bond IDR (e) 12.500% 3/15/13	$80,000,000	$9,846
Indonesia Government Bond IDR (e) 12.800% 6/15/21	95,000,000	12,973
Mexican Bonos MXN (e) 7.750% 12/14/17	1,400,000	115,889
Poland Government Bond PLN (e) 5.250% 10/25/17	325,000	113,791
Qatar Government International Bond (c) 5.250% 1/20/20	100,000	103,800
Republic of Argentina FRN 0.389% 8/03/12	175,000	58,975
Republic of Argentina 7.000% 10/03/15	100,000	83,000
Republic of Colombia COP (e) 9.850% 6/28/27	52,000,000	31,812
Republic of Colombia COP (e) 12.000% 10/22/15	155,000,000	98,241
Republic of El Salvador (c) 7.375% 12/01/19	100,000	109,212
Republic of Iraq 5.800% 1/15/28	250,000	201,250
Republic of Turkey TRY (e) 16.000% 3/07/12	174,975	129,613
Republic of Venezuela 9.375% 1/13/34	130,000	94,900
Thailand Government Bond THB (e) 3.625% 5/22/15	2,750,000	85,427
Thailand Government Bond THB (e) 5.250% 5/12/14	775,000	25,867
Turkey Government Bond TRY (e) 10.000% 2/15/12	161,799	123,131
Turkey Government International Bond 6.750% 5/30/40	100,000	98,250
Turkey Government International Bond 7.500% 11/07/19	200,000	228,000
United Mexican States MXN (e) 10.000% 12/05/24	300,000	28,715
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,513,528)		2,623,941
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 11.0%
Collateralized Mortgage Obligations – 0.4%
Federal Home Loan Mortgage Corp., Series 3233, Class PA 6.000% 10/15/36	86,241	92,984
Federal Home Loan Mortgage Corp., Series 3312, Class PA 5.500% 5/15/37	97,480	103,147
Federal National Mortgage Association, Series 2007-33, Class HE 5.500% 4/25/37	128,763	136,666
Federal National Mortgage Association, Series 2007-40, Class PT 5.500% 5/25/37	267,767	283,517
		616,314
Pass-Through Securities – 10.6%
Federal Home Loan Mortgage Corp.
Pool #A74199 5.000% 2/01/38	921,046	951,916
Pool #G03865 5.500% 12/01/37	461,268	487,233
Pool #1Q0357 5.682% 11/01/37	85,394	90,118
Pool #1N0364 6.121% 2/01/37	73,388	76,549
Pool #G04553 6.500% 8/01/38	28,719	31,207
Pool #G04983 6.500% 12/01/38	1,625,000	1,765,791
Federal National Mortgage Association
Pool #931195 4.500% 5/01/24	1,127,666	1,170,614
Pool #934854 4.500% 5/01/24	929,026	964,408
Pool #992261 4.500% 1/01/39	348,296	349,425
Pool #891908 5.500% 6/01/21	466,854	501,795
Pool #888352 5.500% 5/01/37	1,102,216	1,164,043
Pool #929318 5.500% 3/01/38	87,566	92,259
Pool #962553 5.500% 4/01/38	128,419	135,302
Pool #891436 6.000% 3/01/36	2,070,460	2,199,621
Pool #888408 6.000% 3/01/37	61,364	65,313
Pool #888637 6.000% 9/01/37	341,968	362,446
Pool #940664 6.000% 9/01/37	1,413,238	1,497,867
Pool #944066 6.500% 7/01/37	365,514	389,657
Pool #256860 6.500% 8/01/37	31,395	33,469
Pool #995230 6.500% 1/01/39	40,000	43,143
Pool #995231 6.500% 1/01/39	1,185,000	1,278,088
Pool #888373 7.000% 3/01/37	226,084	249,848
Pool #955210 7.000% 12/01/37	79,772	86,419
Pool #256975 7.000% 10/01/47	72,184	78,198
Federal National Mortgage Association TBA Pool #23947 5.000% 11/01/35 (f)	1,300,000	1,335,293
		15,400,022
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $15,434,592)		16,016,336
U.S. TREASURY OBLIGATIONS – 9.0%
U.S. Treasury Bonds & Notes – 9.0%
U.S. Treasury Note 0.875% 3/31/11	1,500,000	1,506,357
U.S. Treasury Note 2.250% 5/31/14	2,250,000	2,253,252
U.S. Treasury Note 2.750% 2/15/19	5,375,000	4,989,512

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

Principal Amount	Value
U.S. Treasury Note 3.125% 5/15/19	$4,500,000	$4,286,250
13,035,371
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,009,422)	13,035,371
TOTAL BONDS & NOTES (Cost $50,686,628)	52,023,671
TOTAL LONG-TERM INVESTMENTS (Cost $128,250,312)	142,539,255
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (g)	4,519,552	4,519,552
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	1,664	1,664
TOTAL SHORT-TERM INVESTMENTS (Cost $4,521,216)	4,521,216
TOTAL INVESTMENTS – 100.9% (Cost $132,771,528) (h)	147,060,471
Other Assets/ (Liabilities) – (0.9)%	(1,359,567)
NET ASSETS – 100.0%	$145,700,904

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
FRN	Floating Rate Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MBS	Mortgage Backed Security
MXN	Mexican Peso
PLN	Polish Zloty
TBA	To Be Announced
THB	Thai Baht
TRY	New Turkish Lira
VRN	Variable Rate Note
WL	Whole Loan
(a)	A portion of the Portfolio of Investments is segregated to cover when-issued, delayed-delivery or forward commitments (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $2,650,464 or 1.82% of net assets.
(d)	Restricted security. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $4,519,553. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $4,611,568.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.5%
COMMON STOCK – 95.5%
Aerospace & Defense – 1.7%
The Boeing Co.	75,100	$5,453,011
Lockheed Martin Corp.	39,100	3,253,902
		8,706,913
Banks – 9.8%
Allied Irish Banks PLC (a)	51,350	83,079
Bank of America Corp.	692,877	12,367,854
Bank of New York Mellon Corp.	172,200	5,317,536
Capital One Financial Corp.	85,100	3,523,991
KeyCorp	272,300	2,110,325
Marshall & Ilsley Corp.	170,000	1,368,500
Regions Financial Corp.	258,300	2,027,655
SunTrust Banks, Inc.	159,700	4,278,363
U.S. Bancorp	324,100	8,387,708
Wells Fargo & Co.	349,100	10,863,992
		50,329,003
Biotechnology – 0.6%
Amgen, Inc. (a)	49,700	2,970,072
Building Materials – 1.0%
Masco Corp.	245,500	3,810,160
USG Corp. (a)	80,000	1,372,800
		5,182,960
Chemicals – 1.8%
EI du Pont de Nemours & Co.	124,600	4,640,104
International Flavors & Fragrances, Inc.	95,500	4,552,485
Monsanto Co.	2,800	199,976
		9,392,565
Commercial Services – 0.2%
H&R Block, Inc.	49,800	886,440
Computers – 1.4%
Computer Sciences Corp. (a)	85,300	4,647,997
Dell, Inc. (a)	186,700	2,802,367
		7,450,364
Distribution & Wholesale – 0.5%
Genuine Parts Co.	56,100	2,369,664
Diversified Financial – 7.6%
American Express Co.	264,400	10,909,144
JP Morgan Chase & Co.	393,700	17,618,075
Legg Mason, Inc.	143,200	4,105,544
NYSE Euronext	101,900	3,017,259
SLM Corp. (a)	264,500	3,311,540
		38,961,562
Electric – 6.9%
CenterPoint Energy, Inc.	66,600	956,376
Constellation Energy Group, Inc.	71,400	2,506,854
Duke Energy Corp.	202,800	3,309,696
Entergy Corp.	48,300	3,929,205
Exelon Corp.	122,000	5,344,820
FirstEnergy Corp.	40,400	1,579,236
NRG Energy, Inc. (a)	53,800	1,124,420
PG&E Corp.	69,300	2,939,706
Pinnacle West Capital Corp.	67,400	2,543,002
PPL Corp.	109,000	3,020,390
Progress Energy, Inc.	91,600	3,605,376
TECO Energy, Inc.	71,600	1,137,724
Xcel Energy, Inc.	167,700	3,555,240
		35,552,045
Entertainment – 0.1%
Madison Square Garden, Inc. (a)	31,525	685,038
Foods – 2.7%
Campbell Soup Co.	20,500	724,675
The Hershey Co.	184,500	7,898,445
Kraft Foods, Inc. Class A	115,500	3,492,720
McCormick & Co., Inc.	53,900	2,067,604
		14,183,444
Forest Products & Paper – 2.1%
International Paper Co.	249,500	6,140,195
MeadWestvaco Corp.	111,800	2,856,490
Weyerhaeuser Co.	42,000	1,901,340
		10,898,025
Gas – 0.8%
NiSource, Inc.	266,200	4,205,960
Health Care — Products – 0.9%
Johnson & Johnson	74,100	4,831,320
Home Builders – 0.2%
D.R. Horton, Inc.	79,200	997,920
Home Furnishing – 1.0%
Whirlpool Corp.	60,000	5,235,000
Household Products – 3.0%
Avery Dennison Corp.	89,000	3,240,490
Fortune Brands, Inc.	149,300	7,242,543
Kimberly-Clark Corp.	83,700	5,263,056
		15,746,089
Insurance – 3.8%
The Chubb Corp.	44,400	2,302,140
Lincoln National Corp.	140,800	4,322,560
Marsh & McLennan Cos., Inc.	222,400	5,431,008
The Progressive Corp.	107,600	2,054,084
Sun Life Financial, Inc.	115,700	3,717,441
The Travelers Cos., Inc.	28,900	1,558,866
		19,386,099
Internet – 0.7%
eBay, Inc. (a)	127,100	3,425,345
Iron & Steel – 1.0%
Nucor Corp.	115,000	5,218,700
Leisure Time – 0.5%
Harley-Davidson, Inc.	90,700	2,545,949
Lodging – 1.0%
Marriott International, Inc. Class A	115,964	3,655,185
MGM MIRAGE (a)	133,200	1,598,400
		5,253,585
Machinery — Diversified – 1.4%
Deere & Co.	88,700	5,274,102
Eaton Corp.	27,200	2,060,944
		7,335,046
Manufacturing – 7.9%
3M Co.	104,400	8,724,708
Cooper Industries PLC Class A	74,400	3,566,736
General Electric Co.	744,600	13,551,720
Honeywell International, Inc.	125,700	5,690,439
Illinois Tool Works, Inc.	129,700	6,142,592
ITT Corp.	33,800	1,812,018
Pall Corp.	25,800	1,044,642
		40,532,855
Media – 5.5%
Cablevision Systems Corp. Class A	138,700	3,348,218
Comcast Corp. Class A	90,900	1,710,738

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The McGraw-Hill Cos., Inc.	157,200	$5,604,180
New York Times Co. Class A (a)	196,100	2,182,593
Time Warner, Inc.	240,233	7,512,086
The Walt Disney Co.	183,200	6,395,512
WPP PLC	140,300	1,453,493
		28,206,820
Mining – 1.1%
Alcoa, Inc.	129,000	1,836,960
Vulcan Materials Co.	83,200	3,930,368
		5,767,328
Oil & Gas – 11.1%
Anadarko Petroleum Corp.	83,500	6,081,305
BP PLC Sponsored ADR (United Kingdom)	106,600	6,083,662
Chevron Corp.	167,000	12,663,610
ConocoPhillips	48,100	2,461,277
Exxon Mobil Corp.	167,000	11,185,660
Murphy Oil Corp.	117,700	6,613,563
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	160,000	9,257,600
Sunoco, Inc.	88,900	2,641,219
		56,987,896
Oil & Gas Services – 1.1%
Schlumberger Ltd.	88,800	5,635,248
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Co.	169,200	4,517,640
Eli Lilly & Co.	121,200	4,389,864
Merck & Co., Inc.	157,700	5,890,095
Pfizer, Inc.	143,754	2,465,381
		17,262,980
Pipelines – 0.7%
Spectra Energy Corp.	107,050	2,411,837
The Williams Cos., Inc.	55,100	1,272,810
		3,684,647
Retail – 4.2%
Bed Bath & Beyond, Inc. (a)	133,500	5,841,960
The Home Depot, Inc.	274,100	8,867,135
Macy's, Inc.	99,400	2,163,938
Tiffany & Co.	54,600	2,592,954
Wal-Mart Stores, Inc.	35,800	1,990,480
		21,456,467
Semiconductors – 1.8%
Analog Devices, Inc.	149,400	4,305,708
Applied Materials, Inc.	127,600	1,720,048
Intel Corp.	137,400	3,058,524
		9,084,280
Software – 1.8%
Electronic Arts, Inc. (a)	109,900	2,050,734
Microsoft Corp.	247,000	7,229,690
		9,280,424
Telecommunications – 4.4%
AT&T, Inc.	366,300	9,465,192
Cisco Systems, Inc. (a)	90,100	2,345,303
Qwest Communications International, Inc.	673,600	3,516,192
Sprint Nextel Corp. (a)	318,000	1,208,400
Verizon Communications, Inc.	145,400	4,510,308
Vodafone Group PLC	821,700	1,902,197
		22,947,592
Toys, Games & Hobbies – 0.8%
Mattel, Inc.	186,600	4,243,284
Transportation – 1.1%
United Parcel Service, Inc. Class B	87,800	5,655,198
TOTAL COMMON STOCK (Cost $465,782,743)		492,494,127
TOTAL EQUITIES (Cost $465,782,743)		492,494,127
MUTUAL FUNDS – 2.3%
Diversified Financial – 2.3%
T. Rowe Price Reserve Investment Fund	11,734,514	11,734,514
TOTAL MUTUAL FUNDS (Cost $11,734,514)		11,734,514
TOTAL LONG-TERM INVESTMENTS (Cost $477,517,257)		504,228,641
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$13,638,093	13,638,093
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	33,494	33,494
TOTAL SHORT-TERM INVESTMENTS (Cost $13,671,587)		13,671,587
TOTAL INVESTMENTS – 100.5% (Cost $491,188,844) (c)		517,900,228
Other Assets/ (Liabilities) – (0.5)%		(2,420,725)
NET ASSETS – 100.0%		$515,479,503

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $13,638,097. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $13,915,036.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 87.3%
COMMON STOCK – 87.3%
Advertising – 0.0%
Harte-Hanks, Inc.	5,028	$64,660
Aerospace & Defense – 1.9%
Cubic Corp.	1,047	37,692
General Dynamics Corp.	11,046	852,751
Lockheed Martin Corp.	2,484	206,718
Northrop Grumman Corp.	32,028	2,100,076
Raytheon Co.	7,764	443,480
		3,640,717
Agriculture – 0.8%
Philip Morris International, Inc.	7,984	416,445
Reynolds American, Inc.	22,565	1,218,059
		1,634,504
Apparel – 0.1%
The Timberland Co. Class A (a)	5,468	116,687
Auto Manufacturers – 0.4%
Ford Motor Co. (a)	34,398	432,383
Oshkosh Corp. (a)	8,597	346,803
		779,186
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	5,233	66,145
TRW Automotive Holdings Corp. (a)	11,353	324,469
		390,614
Banks – 4.6%
Bank of America Corp.	154,869	2,764,412
Bank of New York Mellon Corp.	20,580	635,510
BB&T Corp.	1,171	37,929
Canadian Imperial Bank of Commerce	7,684	560,932
Cathay General Bancorp	3,374	39,307
Fifth Third Bancorp	18,503	251,456
First Horizon National Corp. (a)	5,107	71,751
Huntington Bancshares, Inc.	21,429	115,074
Marshall & Ilsley Corp.	8,016	64,529
PNC Financial Services Group, Inc.	2,017	120,415
Regions Financial Corp.	10,469	82,182
Royal Bank of Canada	4,578	267,126
SunTrust Banks, Inc.	2,106	56,420
Synovus Financial Corp.	21,897	72,041
TCF Financial Corp.	2,526	40,264
The Toronto-Dominion Bank	9,801	730,958
U.S. Bancorp	50,193	1,298,995
Wells Fargo & Co.	52,884	1,645,750
Wilmington Trust Corp.	3,835	63,546
Zions Bancorp	3,025	66,005
		8,984,602
Beverages – 0.2%
The Coca-Cola Co.	191	10,505
Coca-Cola Enterprises, Inc.	12,339	341,297
		351,802
Biotechnology – 1.4%
Amgen, Inc. (a)	42,359	2,531,374
Biogen Idec, Inc. (a)	2,211	126,823
		2,658,197
Chemicals – 2.4%
Ashland, Inc.	26,228	1,384,051
Cabot Corp.	5,752	174,861
CF Industries Holdings, Inc.	6,090	555,286
Cytec Industries, Inc.	1,417	66,231
EI du Pont de Nemours & Co.	38,462	1,432,325
Huntsman Corp.	17,254	207,911
Minerals Technologies, Inc.	2,733	141,679
OM Group, Inc. (a)	13,596	460,632
The Valspar Corp.	7,871	232,037
		4,655,013
Commercial Services – 2.2%
Apollo Group, Inc. Class A (a)	674	41,310
Automatic Data Processing, Inc.	35,986	1,600,297
Convergys Corp. (a)	34,598	424,172
Corinthian Colleges, Inc. (a)	3,802	66,877
Donnelley (R.R.) & Sons Co.	54,474	1,163,020
Manpower, Inc.	1,883	107,557
Rent-A-Center, Inc. (a)	36,374	860,245
Western Union Co.	4,039	68,501
Wright Express Corp. (a)	991	29,849
		4,361,828
Computers – 7.8%
Accenture PLC Class A	38,164	1,600,980
Apple, Inc. (a)	10,663	2,505,059
Cadence Design Systems, Inc. (a)	32,975	219,614
Computer Sciences Corp. (a)	16,243	885,081
Diebold, Inc.	2,936	93,247
EMC Corp. (a)	22,838	411,998
Hewlett-Packard Co.	52,610	2,796,221
International Business Machines Corp.	32,995	4,231,609
Lexmark International, Inc. Class A (a)	2,307	83,237
Mentor Graphics Corp. (a)	24,674	197,885
Seagate Technology (a)	7,070	129,098
Synaptics, Inc. (a)	2,381	65,739
Synopsys, Inc. (a)	14,901	333,335
Western Digital Corp. (a)	38,526	1,502,129
		15,055,232
Cosmetics & Personal Care – 1.9%
The Estee Lauder Cos., Inc. Class A	10,662	691,644
The Procter & Gamble Co.	45,964	2,908,142
		3,599,786
Distribution & Wholesale – 0.3%
Tech Data Corp. (a)	9,190	385,061
WESCO International, Inc. (a)	7,094	246,233
		631,294
Diversified Financial – 4.1%
American Express Co.	11,214	462,690
AmeriCredit Corp. (a)	7,817	185,732
BlackRock, Inc.	1,123	244,545
The Blackstone Group LP	3,990	55,860
Citigroup, Inc. (a)	135,093	547,127
CME Group, Inc.	1,457	460,572
Discover Financial Services	3,836	57,156

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
E*TRADE Financial Corp. (a)	31,323	$51,683
Federated Investors, Inc. Class B	1,492	39,359
The Goldman Sachs Group, Inc.	7,082	1,208,402
Investment Technology Group, Inc. (a)	2,394	39,956
Janus Capital Group, Inc.	5,497	78,552
JP Morgan Chase & Co.	78,461	3,511,130
Legg Mason, Inc.	1,241	35,579
Morgan Stanley	10,643	311,734
Ocwen Financial Corp. (a)	5,994	66,473
TD Ameritrade Holding Corp. (a)	26,607	507,129
		7,863,679
Electric – 3.4%
Constellation Energy Group, Inc.	45,911	1,611,935
DTE Energy Co.	19,069	850,477
Edison International	17,358	593,123
Entergy Corp.	2,364	192,311
Exelon Corp.	11,913	521,909
FPL Group, Inc.	30,168	1,458,020
Integrys Energy Group, Inc.	18,401	871,839
NRG Energy, Inc. (a)	7,582	158,464
Public Service Enterprise Group, Inc.	14,254	420,778
		6,678,856
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	17,501	881,000
General Cable Corp. (a)	2,259	60,993
		941,993
Electronics – 1.2%
Arrow Electronics, Inc. (a)	19,006	572,651
Avnet, Inc. (a)	10,909	327,270
Brady Corp. Class A	7,790	242,425
Celestica, Inc. (a)	105,544	1,153,596
Garmin Ltd.	3,322	127,830
		2,423,772
Engineering & Construction – 1.0%
Emcor Group, Inc. (a)	53,569	1,319,405
The Shaw Group, Inc. (a)	18,865	649,333
		1,968,738
Foods – 2.2%
ConAgra Foods, Inc.	932	23,365
Del Monte Foods Co.	44,444	648,882
Dole Food Co., Inc. (a)	19,115	226,513
Fresh Del Monte Produce, Inc. (a)	377	7,634
General Mills, Inc.	13,155	931,243
Kraft Foods, Inc. Class A	18,181	549,793
Sara Lee Corp.	5,693	79,304
Smithfield Foods, Inc. (a)	9,052	187,739
SUPERVALU, Inc.	55,907	932,529
Tyson Foods, Inc. Class A	37,962	726,972
		4,313,974
Forest Products & Paper – 0.4%
Domtar Corp. (a)	2,698	173,778
International Paper Co.	12,808	315,205
Rock-Tenn Co. Class A	2,933	133,657
Temple-Inland, Inc.	2,831	57,837
		680,477
Gas – 0.1%
NiSource, Inc.	7,710	121,818
UGI Corp.	1,371	36,386
		158,204
Health Care — Products – 3.4%
Becton, Dickinson & Co.	19,176	1,509,726
Boston Scientific Corp. (a)	34,499	249,083
Hill-Rom Holdings, Inc.	15,593	424,286
Johnson & Johnson	67,567	4,405,368
		6,588,463
Health Care — Services – 1.7%
Centene Corp. (a)	6,928	166,549
Coventry Health Care, Inc. (a)	51,684	1,277,628
Humana, Inc. (a)	9,988	467,139
WellPoint, Inc. (a)	22,712	1,462,199
		3,373,515
Home Builders – 0.6%
D.R. Horton, Inc.	13,818	174,107
KB HOME	3,921	65,676
NVR, Inc. (a)	928	674,192
The Ryland Group, Inc.	9,802	219,957
		1,133,932
Home Furnishing – 0.0%
Whirlpool Corp.	835	72,854
Household Products – 1.0%
American Greetings Corp. Class A	11,154	232,449
Blyth, Inc.	1,375	42,969
Kimberly-Clark Corp.	25,480	1,602,183
		1,877,601
Insurance – 4.0%
ACE Ltd.	20,840	1,089,932
Allied World Assurance Co. Holdings Ltd.	2,253	101,047
Allstate Corp.	1,643	53,085
American Financial Group, Inc.	22,125	629,456
American International Group, Inc. (a)	1,841	62,852
Aspen Insurance Holdings Ltd.	26,261	757,367
Axis Capital Holdings Ltd.	9,666	302,159
Berkshire Hathaway, Inc. Class B (a)	6,571	534,025
Conseco, Inc. (a)	11,719	72,892
Delphi Financial Group, Inc. Class A	3,250	81,770
Endurance Specialty Holdings Ltd.	4,858	180,475
Genworth Financial, Inc. Class A (a)	4,393	80,568
The Hartford Financial Services Group, Inc.	1,285	36,520
Horace Mann Educators Corp.	6,571	98,959
Loews Corp.	730	27,214
Metlife, Inc.	8,379	363,146
MGIC Investment Corp. (a)	4,847	53,172
Old Republic International Corp.	3,051	38,687
Principal Financial Group, Inc.	28,878	843,526
Protective Life Corp.	3,831	84,244
Prudential Financial, Inc.	27,262	1,649,351
Reinsurance Group of America, Inc. Class A	1,110	58,297
Transatlantic Holdings, Inc.	1,160	61,248

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Travelers Cos., Inc.	11,124	$600,029
		7,860,021
Internet – 1.6%
AOL, Inc. (a)	14,225	359,608
EarthLink, Inc.	26,079	222,715
Google, Inc. Class A (a)	2,808	1,592,164
Netflix, Inc. (a)	4,099	302,260
Symantec Corp. (a)	42,628	721,266
		3,198,013
Investment Companies – 0.1%
American Capital Ltd. (a)	3,156	16,032
Apollo Investment Corp.	10,756	136,924
		152,956
Iron & Steel – 0.3%
Reliance Steel & Aluminum Co.	11,134	548,127
Lodging – 0.4%
Wyndham Worldwide Corp.	30,534	785,640
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	11,961	751,749
Machinery — Diversified – 0.8%
Briggs & Stratton Corp.	8,424	164,268
Chart Industries, Inc. (a)	1,581	31,620
Cummins, Inc.	3,098	191,921
Eaton Corp.	12,212	925,303
The Manitowoc Co., Inc.	6,342	82,446
Rockwell Automation, Inc.	1,464	82,511
		1,478,069
Manufacturing – 2.5%
3M Co.	5,442	454,788
Carlisle Cos., Inc.	22,121	842,810
General Electric Co.	129,069	2,349,056
Honeywell International, Inc.	7,860	355,822
Parker Hannifin Corp.	10,005	647,724
Trinity Industries, Inc.	5,359	106,965
		4,757,165
Media – 2.4%
Comcast Corp. Class A	65,864	1,239,560
Gannett Co., Inc.	40,390	667,243
Scholastic Corp.	7,034	196,952
Time Warner, Inc.	56,291	1,760,220
The Walt Disney Co.	22,474	784,567
		4,648,542
Metal Fabricate & Hardware – 0.6%
Commercial Metals Co.	12,429	187,181
Mueller Industries, Inc.	6,415	171,858
The Timken Co.	15,135	454,201
Worthington Industries, Inc.	21,489	371,545
		1,184,785
Office Equipment/Supplies – 0.1%
Xerox Corp.	24,908	242,853
Oil & Gas – 8.2%
Chevron Corp.	50,908	3,860,354
ConocoPhillips	29,429	1,505,882
ENSCO PLC ADR (United Kingdom)	2,983	133,579
Exxon Mobil Corp.	90,420	6,056,331
Hess Corp.	6,319	395,253
Murphy Oil Corp.	21,330	1,198,533
Occidental Petroleum Corp.	31,559	2,667,998
		15,817,930
Oil & Gas Services – 0.3%
Complete Production Services, Inc. (a)	16,092	185,863
National Oilwell Varco, Inc.	8,409	341,237
Willbros Group, Inc. (a)	3,335	40,053
		567,153
Packaging & Containers – 0.1%
Graphic Packaging Holding Co. (a)	59,916	216,297
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	69,530	1,856,451
Cardinal Health, Inc.	1,518	54,693
Cephalon, Inc. (a)	946	64,120
Cubist Pharmaceuticals, Inc. (a)	11,121	250,667
Eli Lilly & Co.	61,526	2,228,472
Endo Pharmaceuticals Holdings, Inc. (a)	10,653	252,370
Forest Laboratories, Inc. (a)	7,428	232,942
King Pharmaceuticals, Inc. (a)	17,377	204,353
Pfizer, Inc.	189,791	3,254,916
Talecris Biotherapeutics Holdings Corp. (a)	7,563	150,655
		8,549,639
Pipelines – 0.1%
The Williams Cos., Inc.	7,805	180,296
Real Estate Investment Trusts (REITS) – 0.7%
Annaly Capital Management, Inc.	9,810	168,536
CapitalSource, Inc.	35,972	201,084
CBL & Associates Properties, Inc.	5,064	69,377
Duke Realty Corp.	4,996	61,950
Equity Residential	253	9,905
HRPT Properties Trust	1,927	14,992
Public Storage	4,454	409,723
Redwood Trust, Inc.	1,709	26,353
Simon Property Group, Inc.	5,012	420,507
Vornado Realty Trust	110	8,327
		1,390,754
Retail – 4.6%
AnnTaylor Stores Corp. (a)	8,968	185,638
Barnes & Noble, Inc.	12,277	265,429
Big Lots, Inc. (a)	5,482	199,654
Cash America International, Inc.	1,780	70,274
Dillard's, Inc. Class A	14,735	347,746
Dollar Tree, Inc. (a)	2,550	151,011
Family Dollar Stores, Inc.	12,950	474,099
The Gap, Inc.	75,332	1,740,922
The Home Depot, Inc.	5,866	189,765
Jones Apparel Group, Inc.	36,755	699,080
Macy's, Inc.	9,827	213,934
McDonald's Corp.	20,715	1,382,105
OfficeMax, Inc. (a)	3,188	52,347
Panera Bread Co. Class A (a)	220	16,828
Ross Stores, Inc.	15,330	819,695
Wal-Mart Stores, Inc.	30,126	1,675,006
World Fuel Services Corp.	16,603	442,304
		8,925,837
Semiconductors – 3.0%
Amkor Technology, Inc. (a)	50,639	358,018
Broadcom Corp. Class A	12,706	421,585

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Integrated Device Technology, Inc. (a)	34,752	$213,030
Intel Corp.	113,857	2,534,457
LSI Corp. (a)	107,586	658,426
Maxim Integrated Products, Inc.	9,121	176,856
Micron Technology, Inc. (a)	5,947	61,789
Texas Instruments, Inc.	33,268	814,068
Xilinx, Inc.	26,098	665,499
		5,903,728
Software – 2.8%
ACI Worldwide, Inc. (a)	9,450	194,765
Acxiom Corp. (a)	6,090	109,255
Electronic Arts, Inc. (a)	1,996	37,245
Fair Isaac Corp.	9,614	243,619
Microsoft Corp.	119,752	3,505,141
Oracle Corp.	44,364	1,139,711
Sybase, Inc. (a)	3,157	147,179
SYNNEX Corp. (a)	1,918	56,696
		5,433,611
Telecommunications – 4.7%
ADC Telecommunications, Inc. (a)	24,374	178,174
Anixter International, Inc. (a)	4,888	229,003
Arris Group, Inc. (a)	21,789	261,686
AT&T, Inc.	123,245	3,184,651
Cisco Systems, Inc. (a)	46,705	1,215,731
CommScope, Inc. (a)	7,463	209,113
Motorola, Inc. (a)	7,833	54,988
Qualcomm, Inc.	2,504	105,143
Qwest Communications International, Inc.	82,375	429,997
RF Micro Devices, Inc. (a)	49,031	244,174
Sprint Nextel Corp. (a)	93,257	354,377
Verizon Communications, Inc.	82,619	2,562,841
		9,029,878
Transportation – 1.4%
CSX Corp.	13,434	683,791
FedEx Corp.	3,250	303,550
Union Pacific Corp.	18,615	1,364,479
United Parcel Service, Inc. Class B	5,620	361,984
		2,713,804
TOTAL COMMON STOCK (Cost $145,886,232)		169,337,027
TOTAL EQUITIES (Cost $145,886,232)		169,337,027
MUTUAL FUNDS – 0.2%
Diversified Financial – 0.2%
Financial Select Sector SPDR Fund	25,629	409,295
TOTAL MUTUAL FUNDS (Cost $366,806)		409,295
TOTAL LONG-TERM INVESTMENTS (Cost $146,253,038)		169,746,322
	Principal Amount
SHORT-TERM INVESTMENTS – 7.6%
Repurchase Agreement – 7.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$14,762,675	14,762,675
TOTAL SHORT-TERM INVESTMENTS (Cost $14,762,675)		14,762,675
TOTAL INVESTMENTS – 95.1% (Cost $161,015,713) (c)		184,508,997
Other Assets/ (Liabilities) – 4.9%		9,551,073
NET ASSETS – 100.0%		$194,060,070

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $14,762,680. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $15,062,384.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 99.0%
Aerospace & Defense – 1.1%
The Boeing Co.	10,300	$747,883
Spirit AeroSystems Holdings, Inc. Class A (a)	29,300	685,034
United Technologies Corp.	5,800	426,938
		1,859,855
Agriculture – 4.6%
Altria Group, Inc.	16,200	332,424
Philip Morris International, Inc.	137,500	7,172,000
		7,504,424
Banks – 0.4%
Bank of New York Mellon Corp.	9,000	277,920
State Street Corp.	7,700	347,578
		625,498
Beverages – 2.4%
The Coca-Cola Co.	7,800	429,000
PepsiCo, Inc.	53,400	3,532,944
		3,961,944
Biotechnology – 2.4%
Celgene Corp. (a)	62,500	3,872,500
Chemicals – 2.0%
Air Products & Chemicals, Inc.	11,700	865,215
Monsanto Co.	19,700	1,406,974
Potash Corporation of Saskatchewan, Inc.	8,900	1,062,215
		3,334,404
Commercial Services – 2.1%
Iron Mountain, Inc.	31,900	874,060
Paychex, Inc.	13,800	423,660
Strayer Education, Inc.	2,050	499,216
Visa, Inc. Class A	18,200	1,656,746
		3,453,682
Computers – 3.8%
Apple, Inc. (a)	9,700	2,278,821
Hewlett-Packard Co.	15,500	823,825
International Business Machines Corp.	10,200	1,308,150
NetApp, Inc. (a)	15,600	507,936
Research In Motion Ltd. (a)	16,900	1,249,755
		6,168,487
Cosmetics & Personal Care – 2.0%
Colgate-Palmolive Co.	14,300	1,219,218
The Procter & Gamble Co.	33,500	2,119,545
		3,338,763
Diversified Financial – 6.8%
The Charles Schwab Corp.	146,100	2,730,609
The Goldman Sachs Group, Inc.	22,900	3,907,427
JP Morgan Chase & Co.	86,400	3,866,400
T. Rowe Price Group, Inc.	10,500	576,765
		11,081,201
Electric – 0.2%
Edison International	8,400	287,028
Electrical Components & Equipment – 0.7%
Emerson Electric Co.	22,100	1,112,514
Electronics – 1.0%
Jabil Circuit, Inc.	35,600	576,364
Mettler-Toledo International, Inc. (a)	2,500	273,000
Tyco Electronics Ltd.	27,700	761,196
		1,610,560
Energy — Alternate Sources – 0.4%
First Solar, Inc. (a)	6,000	735,900
Engineering & Construction – 0.2%
Jacobs Engineering Group, Inc. (a)	6,000	271,140
Entertainment – 0.4%
DreamWorks Animation SKG, Inc. Class A (a)	17,500	689,325
Foods – 1.8%
General Mills, Inc.	11,200	792,848
Kraft Foods, Inc. Class A	59,701	1,805,358
Unilever NV NY Shares	9,900	298,584
		2,896,790
Forest Products & Paper – 0.8%
Plum Creek Timber Co., Inc.	32,300	1,256,793
Gas – 0.2%
Sempra Energy	5,800	289,420
Hand & Machine Tools – 0.2%
Stanley Black & Decker, Inc.	4,800	275,568
Health Care — Products – 4.8%
Baxter International, Inc.	45,600	2,653,920
Boston Scientific Corp. (a)	156,900	1,132,818
Johnson & Johnson	19,800	1,290,960
Medtronic, Inc.	60,200	2,710,806
		7,788,504
Health Care — Services – 4.5%
Aetna, Inc.	17,500	614,425
Cerner Corp. (a)	32,600	2,772,956
DaVita, Inc. (a)	49,500	3,138,300
UnitedHealth Group, Inc.	25,000	816,750
		7,342,431
Insurance – 4.9%
ACE Ltd.	9,500	496,850
Allstate Corp.	89,100	2,878,821
Aon Corp.	29,800	1,272,758
Berkshire Hathaway, Inc. Class A (a)	10	1,218,000
The Progressive Corp.	106,500	2,033,085
		7,899,514
Internet – 2.7%
Akamai Technologies, Inc. (a)	19,400	609,354
Google, Inc. Class A (a)	6,800	3,855,668
		4,465,022
Iron & Steel – 3.2%
Allegheny Technologies, Inc.	42,300	2,283,777
Cliffs Natural Resources, Inc.	21,100	1,497,045
Nucor Corp.	29,600	1,343,248
		5,124,070
Leisure Time – 0.6%
Carnival Corp.	23,300	905,904
Machinery — Diversified – 0.6%
Cummins, Inc.	14,700	910,665

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 1.7%
Danaher Corp.	10,400	$831,064
General Electric Co.	52,600	957,320
Illinois Tool Works, Inc.	14,900	705,664
Parker Hannifin Corp.	3,600	233,064
		2,727,112
Media – 3.4%
CBS Corp. Class B	72,400	1,009,256
Gannett Co., Inc.	35,400	584,808
Scripps Networks Interactive Class A	23,400	1,037,790
Time Warner Cable, Inc.	22,000	1,172,820
Viacom, Inc. Class B (a)	30,600	1,052,028
The Walt Disney Co.	19,800	691,218
		5,547,920
Mining – 2.5%
Barrick Gold Corp.	45,700	1,752,138
Vulcan Materials Co.	50,200	2,371,448
		4,123,586
Oil & Gas – 5.4%
Anadarko Petroleum Corp.	11,500	837,545
Cenovus Energy, Inc.	18,100	474,401
Chevron Corp.	28,300	2,145,989
Diamond Offshore Drilling, Inc.	7,100	630,551
Pioneer Natural Resources Co.	18,300	1,030,656
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	56,900	3,292,234
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	5,800	320,914
		8,732,290
Oil & Gas Services – 3.1%
Schlumberger Ltd.	42,900	2,722,434
Transocean Ltd. (a)	2,900	250,502
Weatherford International Ltd. (a)	125,700	1,993,602
		4,966,538
Pharmaceuticals – 5.6%
Allergan, Inc.	32,700	2,135,964
Bristol-Myers Squibb Co.	20,900	558,030
Merck & Co., Inc.	76,509	2,857,611
Shire PLC Sponsored ADR (United Kingdom)	35,600	2,348,176
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,400	1,223,752
		9,123,533
Real Estate Investment Trusts (REITS) – 0.3%
Ventas, Inc.	8,900	422,572
Retail – 7.1%
Coach, Inc.	6,500	256,880
Costco Wholesale Corp.	4,900	292,579
The Home Depot, Inc.	30,400	983,440
Lowe's Cos., Inc.	76,200	1,847,088
McDonald's Corp.	6,000	400,320
Target Corp.	89,400	4,702,440
Urban Outfitters, Inc. (a)	33,700	1,281,611
Wal-Mart Stores, Inc.	30,500	1,695,800
		11,460,158
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	21,400	303,024
Semiconductors – 2.1%
Broadcom Corp. Class A	59,000	1,957,620
Maxim Integrated Products, Inc.	46,400	899,696
Microchip Technology, Inc.	18,500	520,960
		3,378,276
Software – 1.4%
Adobe Systems, Inc. (a)	27,700	979,749
Microsoft Corp.	25,300	740,531
Oracle Corp.	24,600	631,974
		2,352,254
Telecommunications – 7.1%
American Tower Corp. Class A (a)	63,600	2,709,996
Cisco Systems, Inc. (a)	139,300	3,625,979
Juniper Networks, Inc. (a)	89,100	2,733,588
Qualcomm, Inc.	57,300	2,406,027
		11,475,590
Toys, Games & Hobbies – 1.3%
Nintendo Co. Ltd. Sponsored ADR (Japan)	50,300	2,094,995
Transportation – 2.6%
FedEx Corp.	24,400	2,278,960
Norfolk Southern Corp.	34,800	1,944,972
		4,223,932
Water – 0.4%
American Water Works Co., Inc.	30,700	668,032
TOTAL COMMON STOCK (Cost $138,369,073)		160,661,718
TOTAL EQUITIES (Cost $138,369,073)		160,661,718
TOTAL LONG-TERM INVESTMENTS (Cost $138,369,073)		160,661,718
	Principal Amount
SHORT-TERM INVESTMENTS – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$2,454,246	2,454,246
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	3,012	3,012
TOTAL SHORT-TERM INVESTMENTS (Cost $2,457,258)		2,457,258
TOTAL INVESTMENTS – 100.5% (Cost $140,826,331) (c)		163,118,976
Other Assets/ (Liabilities) – (0.5)%		(863,296)
NET ASSETS – 100.0%		$162,255,680

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,454,247. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,503,680.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Aerospace & Defense – 1.1%
United Technologies Corp.	6,150	$452,702
Agriculture – 1.7%
Philip Morris International, Inc.	13,770	718,243
Apparel – 1.0%
Nike, Inc. Class B	6,030	443,205
Beverages – 1.5%
PepsiCo, Inc.	9,690	641,090
Biotechnology – 5.0%
Alexion Pharmaceuticals, Inc. (a)	6,370	346,337
Amgen, Inc. (a)	10,510	628,078
Celgene Corp. (a)	14,710	911,431
Vertex Pharmaceuticals, Inc. (a)	6,070	248,081
		2,133,927
Chemicals – 2.1%
FMC Corp.	4,920	297,857
Praxair, Inc.	7,330	608,390
		906,247
Coal – 1.0%
Walter Energy, Inc.	4,650	429,056
Commercial Services – 2.7%
Visa, Inc. Class A	12,630	1,149,709
Computers – 8.4%
Apple, Inc. (a)	7,760	1,823,057
Cognizant Technology Solutions Corp. Class A (a)	5,260	268,155
EMC Corp. (a)	42,180	760,927
NetApp, Inc. (a)	11,240	365,974
Research In Motion Ltd. (a)	4,540	335,733
		3,553,846
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	10,450	353,941
Colgate-Palmolive Co.	7,530	642,008
		995,949
Diversified Financial – 7.2%
BlackRock, Inc.	3,710	807,890
Franklin Resources, Inc.	4,670	517,903
The Goldman Sachs Group, Inc.	4,020	685,933
IntercontinentalExchange, Inc. (a)	5,460	612,503
JP Morgan Chase & Co.	9,090	406,777
		3,031,006
Electric – 0.7%
The AES Corp. (a)	25,750	283,250
Electrical Components & Equipment – 0.7%
AMETEK, Inc.	7,390	306,389
Engineering & Construction – 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	15,810	345,290
Entertainment – 0.8%
DreamWorks Animation SKG, Inc. Class A (a)	8,510	335,209
Foods – 1.0%
General Mills, Inc.	5,910	418,369
Health Care — Products – 2.0%
Medtronic, Inc.	12,330	555,220
QIAGEN NV (a)	12,020	276,340
		831,560
Health Care — Services – 0.9%
UnitedHealth Group, Inc. (a)	11,490	375,378
Household Products – 0.9%
Church & Dwight Co., Inc.	5,690	380,946
Internet – 6.5%
Amazon.com, Inc. (a)	7,850	1,065,481
Check Point Software Technologies Ltd. (a)	12,100	424,226
Google, Inc. Class A (a)	2,240	1,270,102
		2,759,809
Leisure Time – 1.0%
Carnival Corp.	11,200	435,456
Lodging – 0.8%
Marriott International, Inc. Class A	10,460	329,699
Machinery — Diversified – 3.1%
Cummins, Inc.	10,580	655,431
Deere & Co.	10,720	637,411
		1,292,842
Manufacturing – 2.6%
3M Co.	6,710	560,755
Danaher Corp.	6,690	534,598
		1,095,353
Media – 2.9%
DIRECTV Class A (a)	7,710	260,675
Time Warner, Inc.	13,780	430,901
The Walt Disney Co.	15,030	524,697
		1,216,273
Metal Fabricate & Hardware – 1.3%
Precision Castparts Corp.	4,490	568,928
Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc.	9,160	765,226
Oil & Gas Services – 3.1%
Cameron International Corp. (a)	15,060	645,472
Halliburton Co.	21,430	645,686
		1,291,158
Pharmaceuticals – 7.6%
Abbott Laboratories	11,340	597,391
Allergan, Inc.	5,420	354,035
Express Scripts, Inc. (a)	5,870	597,331
Gilead Sciences, Inc. (a)	1,830	83,228
Merck & Co., Inc.	14,660	547,551
Shire PLC Sponsored ADR (United Kingdom)	6,260	412,910
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	10,000	630,800
		3,223,246
Retail – 6.7%
Kohl's Corp. (a)	7,740	423,997
Limited Brands, Inc.	18,860	464,333
Lowe's Cos., Inc.	19,470	471,953
McDonald's Corp.	9,570	638,510
Target Corp.	7,860	413,436

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tiffany & Co.	8,950	$425,036
		2,837,265
Semiconductors – 4.3%
Broadcom Corp. Class A	10,540	349,717
Intel Corp.	26,290	585,215
Marvell Technology Group Ltd. (a)	30,630	624,240
NVIDIA Corp. (a)	13,910	241,756
		1,800,928
Software – 6.9%
Adobe Systems, Inc. (a)	16,570	586,081
Citrix Systems, Inc. (a)	5,530	262,509
Microsoft Corp.	39,940	1,169,044
Oracle Corp.	34,140	877,056
		2,894,690
Telecommunications – 7.3%
American Tower Corp. Class A (a)	16,030	683,038
Cisco Systems, Inc. (a)	51,680	1,345,230
Juniper Networks, Inc. (a)	12,770	391,784
Qualcomm, Inc.	15,490	650,425
		3,070,477
Transportation – 1.8%
CSX Corp.	8,830	449,447
Expeditors International of Washington, Inc.	8,060	297,575
		747,022
TOTAL COMMON STOCK (Cost $35,212,279)		42,059,743
TOTAL EQUITIES (Cost $35,212,279)		42,059,743
TOTAL LONG-TERM INVESTMENTS (Cost $35,212,279)		42,059,743
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$68,858	68,858
TOTAL SHORT-TERM INVESTMENTS (Cost $68,858)		68,858
TOTAL INVESTMENTS – 99.8% (Cost $35,281,137) (c)		42,128,601
Other Assets/ (Liabilities) – 0.2%		83,483
NET ASSETS – 100.0%		$42,212,084

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $68,858. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $73,430.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Aerospace & Defense – 4.0%
Goodrich Corp.	32,600	$2,298,952
United Technologies Corp.	30,600	2,252,466
		4,551,418
Apparel – 2.1%
Nike, Inc. Class B	32,700	2,403,450
Banks – 2.1%
Wells Fargo & Co.	77,000	2,396,240
Beverages – 7.2%
Diageo PLC Sponsored ADR (United Kingdom)	49,100	3,311,795
PepsiCo, Inc.	72,700	4,809,832
		8,121,627
Biotechnology – 3.5%
Genzyme Corp. (a)	76,500	3,964,995
Chemicals – 2.0%
Monsanto Co.	30,600	2,185,452
Commercial Services – 5.2%
Paychex, Inc.	104,400	3,205,080
Quanta Services, Inc. (a)	136,900	2,623,004
		5,828,084
Computers – 7.2%
Apple, Inc. (a)	15,800	3,711,894
EMC Corp. (a)	245,000	4,419,800
		8,131,694
Cosmetics & Personal Care – 3.4%
The Procter & Gamble Co.	59,500	3,764,565
Diversified Financial – 3.4%
American Express Co.	91,800	3,787,668
Environmental Controls – 2.2%
Nalco Holding Co.	102,300	2,488,959
Health Care — Products – 7.9%
Medtronic, Inc.	96,000	4,322,880
Stryker Corp.	80,400	4,600,488
		8,923,368
Insurance – 3.7%
Aflac, Inc.	41,300	2,242,177
Prudential Financial, Inc.	31,900	1,929,950
		4,172,127
Internet – 8.4%
Amazon.com, Inc. (a)	32,300	4,384,079
Google, Inc. Class A (a)	3,750	2,126,288
Rackspace Hosting, Inc. (a)	156,500	2,931,245
		9,441,612
Oil & Gas Services – 4.2%
Halliburton Co.	76,800	2,313,984
Transocean Ltd. (a)	28,100	2,427,278
		4,741,262
Pharmaceuticals – 4.2%
Allergan, Inc.	72,900	4,761,828
Retail – 3.7%
Costco Wholesale Corp.	33,200	1,982,372
Yum! Brands, Inc.	58,000	2,223,140
		4,205,512
Software – 10.1%
Autodesk, Inc. (a)	87,500	2,574,250
Microsoft Corp.	149,600	4,378,792
Nuance Communications, Inc. (a)	130,200	2,166,528
Red Hat, Inc. (a)	79,100	2,315,257
		11,434,827
Telecommunications – 11.7%
Cisco Systems, Inc. (a)	176,100	4,583,883
Nokia Oyj Sponsored ADR (Finland)	241,500	3,752,910
Qualcomm, Inc.	116,200	4,879,238
		13,216,031
Transportation – 2.3%
Expeditors International of Washington, Inc.	70,000	2,584,400
TOTAL COMMON STOCK (Cost $88,296,559)		111,105,119
TOTAL EQUITIES (Cost $88,296,559)		111,105,119
TOTAL LONG-TERM INVESTMENTS (Cost $88,296,559)		111,105,119
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$1,608,766	1,608,766
TOTAL SHORT-TERM INVESTMENTS (Cost $1,608,766)		1,608,766
TOTAL INVESTMENTS – 99.9% (Cost $89,905,325) (c)		112,713,885
Other Assets/ (Liabilities) – 0.1%		100,880
NET ASSETS – 100.0%		$112,814,765

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,608,767. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,643,362.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.9%
COMMON STOCK – 98.9%
Aerospace & Defense – 0.7%
Northrop Grumman Corp.	41,000	$2,688,370
Banks – 6.3%
City National Corp.	20,500	1,106,385
Comerica, Inc.	128,862	4,901,910
Commerce Bancshares, Inc.	70,766	2,911,313
Northern Trust Corp.	213,102	11,776,017
Northwest Bancshares Inc	158,200	1,857,268
State Street Corp.	58,000	2,618,120
		25,171,013
Beverages – 0.6%
Coca-Cola Enterprises, Inc.	82,700	2,287,482
Chemicals – 0.8%
Minerals Technologies, Inc.	58,381	3,026,471
Commercial Services – 0.6%
Automatic Data Processing, Inc.	57,700	2,565,919
Computers – 1.9%
Cadence Design Systems, Inc. (a)	402,000	2,677,320
Diebold, Inc.	87,207	2,769,694
Synopsys, Inc. (a)	88,800	1,986,456
		7,433,470
Distribution & Wholesale – 1.2%
Genuine Parts Co.	109,418	4,621,816
Diversified Financial – 1.0%
AllianceBernstein Holding LP	23,500	720,510
Ameriprise Financial, Inc.	30,806	1,397,360
Invesco Ltd.	95,400	2,090,214
		4,208,084
Electric – 9.1%
American Electric Power Co., Inc.	58,848	2,011,425
Great Plains Energy, Inc.	86,357	1,603,650
IDACORP, Inc.	103,073	3,568,387
Northeast Utilities	148,471	4,103,738
PG&E Corp.	128,900	5,467,938
Portland General Electric Co.	188,881	3,647,292
Westar Energy, Inc.	271,677	6,058,397
Wisconsin Energy Corp.	142,839	7,057,675
Xcel Energy, Inc.	143,585	3,044,002
		36,562,504
Electrical Components & Equipment – 2.6%
Emerson Electric Co.	44,900	2,260,266
Hubbell, Inc. Class B	75,766	3,820,879
Molex, Inc.	200,480	4,182,013
		10,263,158
Electronics – 0.2%
Woodward Governor Co.	19,999	639,568
Entertainment – 1.7%
International Speedway Corp. Class A	151,421	3,902,119
Speedway Motorsports, Inc.	185,754	2,899,620
		6,801,739
Environmental Controls – 3.9%
IESI-BFC Ltd.	6,458	110,755
Republic Services, Inc.	313,328	9,092,778
Waste Management, Inc.	180,712	6,221,914
		15,425,447
Foods – 6.3%
Campbell Soup Co.	145,300	5,136,355
ConAgra Foods, Inc.	291,709	7,313,145
H.J. Heinz Co.	148,000	6,750,280
The Hershey Co.	42,200	1,806,582
Kraft Foods, Inc. Class A	138,500	4,188,240
		25,194,602
Forest Products & Paper – 0.8%
MeadWestvaco Corp.	40,900	1,044,995
Weyerhaeuser Co.	49,355	2,234,301
		3,279,296
Gas – 0.9%
Southwest Gas Corp.	115,449	3,454,234
Health Care — Products – 3.1%
Beckman Coulter, Inc.	65,581	4,118,487
Boston Scientific Corp. (a)	287,700	2,077,194
CareFusion Corp. (a)	29,850	788,935
Symmetry Medical, Inc. (a)	237,363	2,383,125
Zimmer Holdings, Inc. (a)	51,900	3,072,480
		12,440,221
Health Care — Services – 1.5%
LifePoint Hospitals, Inc. (a)	102,800	3,780,984
Select Medical Holdings Corp. (a)	270,905	2,286,438
		6,067,422
Home Builders – 0.3%
Toll Brothers, Inc. (a)	59,400	1,235,520
Household Products – 4.0%
The Clorox Co.	15,800	1,013,412
Fortune Brands, Inc.	91,100	4,419,261
Kimberly-Clark Corp.	166,394	10,462,855
		15,895,528
Insurance – 13.7%
ACE Ltd.	114,900	6,009,270
Allstate Corp.	124,300	4,016,133
Aon Corp.	258,400	11,036,264
The Chubb Corp.	154,900	8,031,565
The Hartford Financial Services Group, Inc.	50,600	1,438,052
HCC Insurance Holdings, Inc.	145,035	4,002,966
Marsh & McLennan Cos., Inc.	400,511	9,780,479
Primerica, Inc. (a)	17,715	265,725
Symetra Financial Corp. (a)	145,032	1,911,522
Transatlantic Holdings, Inc.	77,064	4,068,979
The Travelers Cos., Inc.	79,500	4,288,230
		54,849,185
Lodging – 0.4%
Hyatt Hotels Corp. Class A (a)	41,333	1,610,334
Machinery — Diversified – 1.6%
Altra Holdings, Inc. (a)	299,432	4,111,201
Robbins & Myers, Inc.	43,800	1,043,316
Rockwell Automation, Inc.	20,300	1,144,108
		6,298,625

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 1.0%
Dover Corp.	26,700	$1,248,225
Tyco International Ltd.	68,700	2,627,775
		3,876,000
Metal Fabricate & Hardware – 1.7%
Kaydon Corp.	177,310	6,666,856
Mining – 1.7%
Newmont Mining Corp.	70,389	3,584,912
Vulcan Materials Co.	67,800	3,202,872
		6,787,784
Office Equipment/Supplies – 1.3%
Pitney Bowes, Inc.	217,100	5,308,095
Oil & Gas – 8.5%
Apache Corp.	9,594	973,791
Devon Energy Corp.	47,300	3,047,539
EQT Corp.	156,799	6,428,759
Imperial Oil Ltd.	312,400	12,066,610
Murphy Oil Corp.	84,100	4,725,579
Noble Energy, Inc.	40,200	2,934,600
Ultra Petroleum Corp. (a)	39,400	1,837,222
XTO Energy, Inc.	43,700	2,061,766
		34,075,866
Oil & Gas Services – 0.9%
Baker Hughes, Inc.	54,300	2,543,412
Smith International, Inc.	24,800	1,061,936
		3,605,348
Packaging & Containers – 1.9%
Bemis Co., Inc.	176,163	5,059,401
Sonoco Products Co.	84,100	2,589,439
		7,648,840
Pharmaceuticals – 0.4%
Cardinal Health, Inc.	16,700	601,701
Patterson Cos., Inc.	37,800	1,173,690
		1,775,391
Pipelines – 0.3%
Williams Pipeline Partners LP	37,800	1,143,450
Real Estate Investment Trusts (REITS) – 4.0%
Annaly Capital Management, Inc.	158,200	2,717,876
Boston Properties, Inc.	28,750	2,168,900
Government Properties Income Trust	119,210	3,100,652
HCP, Inc.	29,900	986,700
Host Hotels & Resorts, Inc.	261,638	3,832,997
Piedmont Office Realty Trust, Inc.	159,088	3,157,897
		15,965,022
Retail – 5.0%
CEC Entertainment, Inc. (a)	105,400	4,014,686
Inergy LP	21,587	815,989
Lowe's Cos., Inc.	348,900	8,457,336
PetSmart, Inc.	120,800	3,860,768
Target Corp.	57,500	3,024,500
		20,173,279
Savings & Loans – 1.7%
Hudson City Bancorp, Inc.	222,300	3,147,768
People's United Financial, Inc.	229,312	3,586,440
		6,734,208
Semiconductors – 3.5%
Applied Materials, Inc.	449,900	6,064,652
Emulex Corp. (a)	195,500	2,596,240
KLA-Tencor Corp.	106,800	3,302,256
Verigy Ltd. (a)	191,000	2,135,380
		14,098,528
Software – 0.1%
SS&C Technologies Holdings, Inc (a)	13,500	203,580
Telecommunications – 2.6%
BCE, Inc.	50,977	1,498,216
CenturyTel, Inc.	173,987	6,169,579
Consolidated Communications Holdings, Inc.	62,200	1,179,312
Iowa Telecommunications Services, Inc.	88,900	1,484,630
		10,331,737
Textiles – 0.6%
Cintas Corp.	85,600	2,404,504
Toys, Games & Hobbies – 0.3%
Mattel, Inc.	61,900	1,407,606
Transportation – 0.2%
Heartland Express, Inc.	61,300	1,011,450
TOTAL COMMON STOCK (Cost $345,379,496)		395,237,552
TOTAL EQUITIES (Cost $345,379,496)		395,237,552
MUTUAL FUNDS – 1.5%
Diversified Financial – 1.5%
iShares Russell Midcap Value Index Fund	149,700	6,037,401
TOTAL MUTUAL FUNDS (Cost $6,050,373)		6,037,401
TOTAL LONG-TERM INVESTMENTS (Cost $351,429,869)		401,274,953
	Principal Amount
SHORT-TERM INVESTMENTS – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$2,392,730	2,392,730
TOTAL SHORT-TERM INVESTMENTS (Cost $2,392,730)		2,392,730
TOTAL INVESTMENTS – 101.0% (Cost $353,822,599) (c)		403,667,683
Other Assets/ (Liabilities) – (1.0)%		(3,878,401)
NET ASSETS – 100.0%		$399,789,282

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $2,392,731. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,441,556.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.5%
COMMON STOCK – 95.5%
Advertising – 1.2%
Lamar Advertising Co. Class A (a)	103,000	$3,538,050
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc. (a)	15,000	1,219,500
Goodrich Corp.	27,000	1,904,040
Rockwell Collins, Inc.	56,000	3,505,040
		6,628,580
Airlines – 0.3%
Southwest Airlines Co.	73,000	965,060
Automotive & Parts – 0.5%
WABCO Holdings, Inc. (a)	55,000	1,645,600
Banks – 3.4%
Fifth Third Bancorp	141,000	1,916,190
KeyCorp	249,000	1,929,750
M&T Bank Corp.	19,000	1,508,220
Marshall & Ilsley Corp.	248,000	1,996,400
SunTrust Banks, Inc.	55,000	1,473,450
TCF Financial Corp.	109,000	1,737,460
		10,561,470
Biotechnology – 3.6%
Alexion Pharmaceuticals, Inc. (a)	24,000	1,304,880
Human Genome Sciences, Inc. (a)	90,000	2,718,000
Illumina, Inc. (a)	59,000	2,295,100
Millipore Corp. (a)	16,000	1,689,600
Regeneron Pharmaceuticals, Inc. (a)	36,000	953,640
Vertex Pharmaceuticals, Inc. (a)	55,000	2,247,850
		11,209,070
Coal – 1.7%
CONSOL Energy, Inc.	85,000	3,626,100
Peabody Energy Corp.	37,000	1,690,900
		5,317,000
Commercial Services – 5.9%
Education Management Corp. (a)	27,000	591,300
Global Payments, Inc.	83,000	3,780,650
Hertz Global Holdings, Inc. (a)	218,000	2,177,820
Manpower, Inc.	38,000	2,170,560
Quanta Services, Inc. (a)	124,000	2,375,840
Robert Half International, Inc.	103,000	3,134,290
Verisk Analytics, Inc. Class A (a)	24,000	676,800
Western Union Co.	195,000	3,307,200
		18,214,460
Computers – 1.6%
IHS, Inc. Class A (a)	52,000	2,780,440
MICROS Systems, Inc. (a)	63,000	2,071,440
		4,851,880
Distribution & Wholesale – 1.1%
Fastenal Co.	70,000	3,359,300
Diversified Financial – 3.5%
E*TRADE Financial Corp. (a)	245,000	404,250
Eaton Vance Corp.	70,000	2,347,800
Interactive Brokers Group, Inc. Class A (a)	65,000	1,049,750
IntercontinentalExchange, Inc. (a)	19,000	2,131,420
Janus Capital Group, Inc.	116,000	1,657,640
Raymond James Financial, Inc.	47,000	1,256,780
TD Ameritrade Holding Corp. (a)	105,000	2,001,300
		10,848,940
Electric – 1.1%
Calpine Corp. (a)	273,000	3,245,970
Electrical Components & Equipment – 1.7%
A123 Systems, Inc. (a)	21,000	288,540
AMETEK, Inc.	103,000	4,270,380
SunPower Corp. Class B (a)	48,000	803,520
		5,362,440
Electronics – 3.4%
Dolby Laboratories, Inc. Class A (a)	59,000	3,461,530
FLIR Systems, Inc. (a)	70,000	1,974,000
Trimble Navigation Ltd. (a)	74,000	2,125,280
Waters Corp. (a)	41,000	2,769,140
		10,329,950
Energy — Alternate Sources – 0.2%
First Solar, Inc. (a)	4,000	490,600
Engineering & Construction – 1.9%
Foster Wheeler AG (a)	44,000	1,194,160
McDermott International, Inc. (a)	177,000	4,764,840
		5,959,000
Entertainment – 0.2%
Madison Square Garden, Inc., Class A (a)	24,000	521,520
Environmental Controls – 0.3%
Stericycle, Inc. (a)	15,000	817,500
Foods – 1.2%
Whole Foods Market, Inc. (a)	99,000	3,578,850
Health Care — Products – 5.7%
C.R. Bard, Inc.	34,000	2,945,080
CareFusion Corp. (a)	114,000	3,013,020
Edwards Lifesciences Corp. (a)	36,000	3,559,680
Henry Schein, Inc. (a)	53,000	3,121,700
IDEXX Laboratories, Inc. (a)	16,200	932,310
Intuitive Surgical, Inc. (a)	4,000	1,392,520
QIAGEN NV (a)	109,000	2,505,910
		17,470,220
Health Care — Services – 1.3%
Covance, Inc. (a)	43,000	2,639,770
Humana, Inc. (a)	27,000	1,262,790
		3,902,560
Insurance – 2.2%
Aon Corp.	61,000	2,605,310
Principal Financial Group, Inc.	71,000	2,073,910
W.R. Berkley Corp.	74,000	1,930,660
		6,609,880
Internet – 3.4%
Akamai Technologies, Inc. (a)	58,000	1,821,780

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Expedia, Inc.	179,000	$4,467,840
McAfee, Inc. (a)	65,000	2,608,450
VeriSign, Inc. (a)	63,000	1,638,630
		10,536,700
Lodging – 3.0%
Choice Hotels International, Inc.	40,000	1,392,400
Gaylord Entertainment Co. (a)	50,000	1,464,500
Marriott International, Inc. Class A	145,000	4,570,400
Wynn Resorts Ltd.	25,000	1,895,750
		9,323,050
Machinery — Diversified – 2.7%
Gardner Denver, Inc.	44,000	1,937,760
IDEX Corp.	82,000	2,714,200
Roper Industries, Inc.	62,000	3,586,080
		8,238,040
Manufacturing – 1.4%
Danaher Corp.	18,000	1,438,380
Harsco Corp.	46,000	1,469,240
Textron, Inc.	72,000	1,528,560
		4,436,180
Media – 3.3%
Cablevision Systems Corp. Class A	94,000	2,269,160
Discovery Communications, Inc. Series A (a)	54,000	1,824,660
Discovery Communications, Inc. Series C (a)	63,000	1,852,830
FactSet Research Systems, Inc.	36,000	2,641,320
Liberty Media Corp. - Starz Class A (a)	27,000	1,476,360
		10,064,330
Mining – 1.6%
Agnico-Eagle Mines Ltd.	62,000	3,451,540
Franco-Nevada Corp.	59,000	1,582,976
		5,034,516
Oil & Gas – 3.5%
Atlas Energy, Inc. (a)	46,000	1,431,520
CNX Gas Corp. (a)	74,000	2,815,700
Murphy Oil Corp.	27,000	1,517,130
Range Resources Corp.	53,000	2,484,110
Ultra Petroleum Corp. (a)	54,000	2,518,020
		10,766,480
Oil & Gas Services – 2.4%
Cameron International Corp. (a)	36,000	1,542,960
FMC Technologies, Inc. (a)	54,000	3,490,020
Smith International, Inc.	36,000	1,541,520
Trican Well Service Ltd.	55,000	711,564
		7,286,064
Pharmaceuticals – 4.8%
BioMarin Pharmaceutical, Inc. (a)	43,000	1,004,910
Cephalon, Inc. (a)	54,000	3,660,120
DENTSPLY International, Inc.	59,000	2,056,150
Elan Corp. PLC Sponsored ADR (Ireland) (a)	131,000	992,980
OSI Pharmaceuticals, Inc. (a)	18,000	1,071,900
Perrigo Co.	50,000	2,936,000
Theravance, Inc. (a)	41,000	546,120
Valeant Pharmaceuticals International (a)	60,000	2,574,600
		14,842,780
Real Estate – 0.3%
The St. Joe Co. (a)	26,000	841,100
Retail – 7.8%
Bed Bath & Beyond, Inc. (a)	62,000	2,713,120
CarMax, Inc. (a)	127,000	3,190,240
Chipotle Mexican Grill, Inc. (a)	34,000	3,830,780
Coach, Inc.	56,000	2,213,120
Dollar General Corp. (a)	56,000	1,414,000
MSC Industrial Direct Co., Inc. Class A	32,000	1,623,040
O'Reilly Automotive, Inc. (a)	56,000	2,335,760
Panera Bread Co. Class A (a)	13,000	994,370
Shoppers Drug Mart Corp.	72,000	3,093,664
Starbucks Corp. (a)	55,000	1,334,850
Tim Hortons, Inc.	40,000	1,303,600
		24,046,544
Semiconductors – 7.7%
Altera Corp.	126,000	3,063,060
Cree, Inc. (a)	32,000	2,247,040
Intersil Corp. Class A	99,000	1,461,240
Marvell Technology Group Ltd. (a)	105,000	2,139,900
MEMC Electronic Materials, Inc. (a)	127,000	1,946,910
Microchip Technology, Inc.	85,000	2,393,600
National Semiconductor Corp.	108,000	1,560,600
PMC-Sierra, Inc. (a)	120,000	1,070,400
Rovi Corp. (a)	64,000	2,376,320
Silicon Laboratories, Inc. (a)	21,000	1,001,070
Varian Semiconductor Equipment Associates, Inc. (a)	50,000	1,656,000
Xilinx, Inc.	108,000	2,754,000
		23,670,140
Software – 4.9%
Autodesk, Inc. (a)	36,000	1,059,120
Cerner Corp. (a)	11,000	935,660
Electronic Arts, Inc. (a)	114,000	2,127,240
Fiserv, Inc. (a)	53,000	2,690,280
MSCI, Inc. Class A (a)	86,000	3,104,600
Nuance Communications, Inc. (a)	94,000	1,564,160
Red Hat, Inc. (a)	99,000	2,897,730
Salesforce.com, Inc. (a)	11,000	818,950
		15,197,740
Telecommunications – 4.0%
American Tower Corp. Class A (a)	72,000	3,067,920
JDS Uniphase Corp. (a)	308,000	3,859,240
Juniper Networks, Inc. (a)	145,000	4,448,600
Leap Wireless International, Inc. (a)	55,000	899,800
		12,275,560

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 0.5%
UTI Worldwide, Inc.	91,000	$1,394,121
TOTAL COMMON STOCK (Cost $234,795,127)		293,381,245
TOTAL EQUITIES (Cost $234,795,127)		293,381,245
MUTUAL FUNDS – 1.9%
Diversified Financial – 1.9%
T. Rowe Price Government Reserve Investment Fund	5,853,939	5,853,939
TOTAL MUTUAL FUNDS (Cost $5,853,939)		5,853,939
TOTAL LONG-TERM INVESTMENTS (Cost $240,649,066)		299,235,184
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$8,977,610	8,977,610
TOTAL SHORT-TERM INVESTMENTS (Cost $8,977,610)		8,977,610
TOTAL INVESTMENTS – 100.3% (Cost $249,626,676) (c)		308,212,794
Other Assets/ (Liabilities) – (0.3)%		(940,468)
NET ASSETS – 100.0%		$307,272,326

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,977,612. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $9,160,682.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 102.4%
COMMON STOCK – 102.3%
Agriculture – 1.4%
Bunge Ltd.	24,300	$1,497,609
Universal Corp.	21,800	1,148,642
		2,646,251
Airlines – 0.7%
Alaska Air Group, Inc. (a)	33,700	1,389,451
Automotive & Parts – 3.6%
Dana Holding Corp. (a)	177,500	2,108,700
Federal-Mogul Corp. (a)	124,700	2,289,492
TRW Automotive Holdings Corp. (a)	84,500	2,415,010
		6,813,202
Banks – 7.5%
Associated Banc-Corp.	167,900	2,317,020
City National Corp.	26,900	1,451,793
Comerica, Inc.	64,800	2,464,992
Marshall & Ilsley Corp.	165,700	1,333,885
Susquehanna Bancshares, Inc.	196,800	1,930,608
Umpqua Holdings Corp.	78,740	1,044,092
Webster Financial Corp.	96,900	1,694,781
Whitney Holding Corp.	154,300	2,127,797
		14,364,968
Beverages – 1.1%
Constellation Brands, Inc. Class A (a)	133,750	2,198,850
Building Materials – 0.6%
Masco Corp.	78,100	1,212,112
Chemicals – 4.0%
Arch Chemicals, Inc.	52,900	1,819,231
Cytec Industries, Inc.	44,700	2,089,278
Huntsman Corp.	119,850	1,444,193
Rockwood Holdings, Inc. (a)	86,700	2,307,954
		7,660,656
Coal – 0.7%
Patriot Coal Corp. (a)	67,600	1,383,096
Commercial Services – 3.2%
Convergys Corp. (a)	194,200	2,380,892
Hertz Global Holdings, Inc. (a)	187,100	1,869,129
Kelly Services, Inc. Class A (a)	118,100	1,967,546
		6,217,567
Computers – 0.8%
NCR Corp. (a)	105,300	1,453,140
Distribution & Wholesale – 1.3%
WESCO International, Inc. (a)	72,400	2,513,004
Electric – 4.8%
CMS Energy Corp.	143,700	2,221,602
Northeast Utilities	43,300	1,196,812
Pepco Holdings, Inc.	130,100	2,231,215
Portland General Electric Co.	111,425	2,151,617
RRI Energy, Inc. (a)	4,100	15,129
Wisconsin Energy Corp.	27,300	1,348,893
		9,165,268
Electrical Components & Equipment – 1.6%
EnerSys (a)	74,400	1,834,704
General Cable Corp. (a)	47,200	1,274,400
		3,109,104
Electronics – 4.9%
Arrow Electronics, Inc. (a)	56,600	1,705,358
AU Optronics Corp. Sponsored ADR (Taiwan)	143,166	1,622,071
Avnet, Inc. (a)	60,400	1,812,000
Flextronics International Ltd. (a)	238,800	1,872,192
Thomas & Betts Corp. (a)	61,400	2,409,336
		9,420,957
Foods – 4.0%
Dean Foods Co. (a)	87,400	1,371,306
Del Monte Foods Co.	82,500	1,204,500
Smithfield Foods, Inc. (a)	117,600	2,439,024
SUPERVALU, Inc.	72,200	1,204,296
Tyson Foods, Inc. Class A	77,600	1,486,040
		7,705,166
Gas – 0.9%
NiSource, Inc.	107,725	1,702,055
Health Care — Products – 0.6%
Kinetic Concepts, Inc. (a)	24,000	1,147,440
Health Care — Services – 3.7%
AMERIGROUP Corp. (a)	45,100	1,499,124
Community Health Systems, Inc. (a)	63,200	2,333,976
LifePoint Hospitals, Inc. (a)	54,000	1,986,120
Molina Healthcare, Inc. (a)	48,000	1,208,160
		7,027,380
Home Builders – 1.2%
NVR, Inc. (a)	1,700	1,235,050
Pulte Group Inc (a)	98,400	1,107,000
		2,342,050
Home Furnishing – 0.7%
Whirlpool Corp.	15,100	1,317,475
Insurance – 6.1%
Arch Capital Group Ltd. (a)	15,500	1,181,875
Aspen Insurance Holdings Ltd.	58,800	1,695,792
Endurance Specialty Holdings Ltd.	48,600	1,805,490
Fidelity National Financial, Inc. Class A	83,300	1,234,506
Reinsurance Group of America, Inc. Class A	47,600	2,499,952
StanCorp Financial Group, Inc.	26,900	1,281,247
Unum Group	81,150	2,010,085
		11,708,947
Iron & Steel – 2.5%
AK Steel Holding Corp.	44,900	1,026,414
Reliance Steel & Aluminum Co.	44,300	2,180,889
Steel Dynamics, Inc.	88,600	1,547,842
		4,755,145
Leisure Time – 2.1%
Callaway Golf Co.	167,100	1,473,822
Royal Caribbean Cruises Ltd. (a)	77,400	2,553,426
		4,027,248
Lodging – 1.7%
Boyd Gaming Corp. (a)	117,900	1,164,852

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wyndham Worldwide Corp.	77,800	$2,001,794
		3,166,646
Machinery — Construction & Mining – 1.2%
Terex Corp. (a)	100,400	2,280,084
Machinery — Diversified – 0.6%
Briggs & Stratton Corp.	63,100	1,230,450
Manufacturing – 1.6%
A.O. Smith Corp.	34,400	1,808,408
Teleflex, Inc.	18,700	1,198,109
		3,006,517
Media – 0.6%
CBS Corp. Class B	81,500	1,136,110
Metal Fabricate & Hardware – 2.3%
Commercial Metals Co.	137,500	2,070,750
Mueller Industries, Inc.	84,028	2,251,110
		4,321,860
Oil & Gas – 6.3%
Cimarex Energy Co.	39,500	2,345,510
Forest Oil Corp. (a)	81,700	2,109,494
Helmerich & Payne, Inc.	37,700	1,435,616
Mariner Energy, Inc. (a)	142,300	2,130,231
Rowan Cos., Inc. (a)	90,700	2,640,277
Whiting Petroleum Corp. (a)	16,700	1,350,028
		12,011,156
Oil & Gas Services – 2.2%
Helix Energy Solutions Group, Inc. (a)	183,800	2,394,914
Oil States International, Inc. (a)	39,300	1,781,862
		4,176,776
Packaging & Containers – 1.2%
Owens-IIlinois, Inc. (a)	38,800	1,378,952
Sonoco Products Co.	31,800	979,122
		2,358,074
Real Estate – 1.7%
CB Richard Ellis Group, Inc. Class A (a)	97,500	1,545,375
Jones Lang Lasalle, Inc.	24,100	1,756,649
		3,302,024
Real Estate Investment Trusts (REITS) – 3.9%
Brandywine Realty Trust	116,900	1,427,349
CBL & Associates Properties, Inc.	120,000	1,644,000
Digital Realty Trust, Inc.	23,500	1,273,700
Sunstone Hotel Investors, Inc. (a)	133,204	1,487,889
Tanger Factory Outlet Centers, Inc.	39,500	1,704,820
		7,537,758
Retail – 11.2%
AnnTaylor Stores Corp. (a)	109,500	2,266,650
Darden Restaurants, Inc.	48,000	2,137,920
Dress Barn, Inc. (a)	72,600	1,899,216
Foot Locker, Inc.	160,900	2,419,936
Insight Enterprises, Inc. (a)	116,700	1,675,812
J.C. Penney Co., Inc.	36,000	1,158,120
Jones Apparel Group, Inc.	129,200	2,457,384
Limited Brands, Inc.	47,700	1,174,374
Men's Wearhouse, Inc.	88,000	2,106,720
Office Depot, Inc. (a)	269,600	2,151,408
Signet Jewelers Ltd. (a)	61,700	1,995,378
		21,442,918
Savings & Loans – 3.0%
Astoria Financial Corp.	94,800	1,374,600
First Niagara Financial Group, Inc.	155,500	2,211,210
Washington Federal, Inc.	109,600	2,227,072
		5,812,882
Semiconductors – 3.1%
Amkor Technology, Inc. (a)	173,600	1,227,352
Lam Research Corp. (a)	44,000	1,642,080
Siliconware Precision Industries Co. Sponsored ADR (Taiwan)	228,900	1,375,689
Teradyne, Inc. (a)	142,700	1,593,959
		5,839,080
Telecommunications – 2.7%
Amdocs Ltd. (a)	36,400	1,096,004
Anixter International, Inc. (a)	48,000	2,248,800
CommScope, Inc. (a)	62,400	1,748,448
		5,093,252
Transportation – 1.0%
Con-way, Inc.	54,500	1,914,040
TOTAL COMMON STOCK (Cost $163,279,170)		195,910,159
CONVERTIBLE PREFERRED STOCK – 0.1%
Banks – 0.1%
Umpqua Holdings Corp. Series B 15.000%	10,860	143,026
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $119,460)		143,026
TOTAL EQUITIES (Cost $163,398,630)		196,053,185
TOTAL LONG-TERM INVESTMENTS (Cost $163,398,630)		196,053,185
	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$3,269,325	3,269,325
TOTAL SHORT-TERM INVESTMENTS (Cost $3,269,325)		3,269,325
TOTAL INVESTMENTS – 104.1% (Cost $166,667,955) (c)		199,322,510
Other Assets/ (Liabilities) – (4.1)%		(7,881,322)
NET ASSETS – 100.0%		$191,441,188

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,269,326. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,337,501.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.1%
COMMON STOCK – 94.7%
Aerospace & Defense – 0.6%
Kaman Corp.	20,400	$510,204
Kratos Defense & Security Solutions, Inc. (a)	12,700	181,229
		691,433
Agriculture – 0.4%
Alliance One International, Inc. (a)	92,200	469,298
Airlines – 1.0%
Alaska Air Group, Inc. (a)	26,200	1,080,226
Banks – 5.7%
East West Bancorp, Inc.	79,100	1,377,922
Glacier Bancorp, Inc.	56,900	866,587
Home Bancshares, Inc.	33,800	893,672
Signature Bank (a)	16,100	596,505
SVB Financial Group (a)	31,500	1,469,790
Wintrust Financial Corp.	27,800	1,034,438
		6,238,914
Biotechnology – 0.4%
Exelixis, Inc. (a)	71,300	432,791
Building Materials – 2.4%
Comfort Systems USA, Inc.	38,000	474,620
Drew Industries, Inc. (a)	39,000	858,780
Gibraltar Industries, Inc. (a)	41,100	518,271
Universal Forest Products, Inc.	20,800	801,216
		2,652,887
Chemicals – 1.8%
American Vanguard Corp.	38,700	315,405
Arch Chemicals, Inc.	28,250	971,518
Innospec, Inc. (a)	40,400	458,944
Symyx Technologies, Inc. (a)	37,100	166,579
		1,912,446
Coal – 0.3%
Cloud Peak Energy, Inc. (a)	17,600	292,864
Commercial Services – 7.6%
Aaron's, Inc.	68,700	2,290,458
Corinthian Colleges, Inc. (a)	30,700	540,013
Dollar Thrifty Automotive Group, Inc. (a)	21,100	677,943
Electro Rent Corp.	49,600	651,248
FTI Consulting, Inc. (a)	21,170	832,404
Landauer, Inc.	10,500	684,810
McGrath Rentcorp	47,100	1,141,233
Navigant Consulting, Inc. (a)	53,700	651,381
On Assignment, Inc. (a)	72,500	516,925
Startek, Inc. (a)	39,800	276,610
		8,263,025
Computers – 0.6%
Palm, Inc. (a)	51,200	192,512
Xyratex Ltd. (a)	30,300	512,979
		705,491
Distribution & Wholesale – 4.0%
Beacon Roofing Supply, Inc. (a)	86,700	1,658,571
Owens & Minor, Inc.	41,700	1,934,463
Pool Corp.	32,500	735,800
		4,328,834
Diversified Financial – 1.5%
JMP Group, Inc.	29,300	249,050
Piper Jaffray Cos., Inc. (a)	11,400	459,420
Stifel Financial Corp. (a)	17,450	937,938
		1,646,408
Electric – 2.6%
Black Hills Corp.	26,000	789,100
Cleco Corp.	36,050	957,127
El Paso Electric Co. (a)	41,000	844,600
The Empire District Electric Co.	10,700	192,814
		2,783,641
Electrical Components & Equipment – 2.2%
Advanced Energy Industries, Inc. (a)	45,200	748,512
Belden, Inc.	30,000	823,800
C&D Technologies, Inc. (a)	39,800	63,680
Littelfuse, Inc. (a)	21,100	802,011
		2,438,003
Electronics – 2.3%
Analogic Corp.	10,540	450,374
Methode Electronics, Inc.	17,300	171,270
Newport Corp. (a)	30,800	385,000
Woodward Governor Co.	47,700	1,525,446
		2,532,090
Engineering & Construction – 1.3%
Insituform Technologies, Inc. Class A (a)	45,800	1,218,738
Sterling Construction Co., Inc. (a)	13,200	207,504
		1,426,242
Entertainment – 0.4%
Ascent Media Corp. Series A (a)	14,000	381,500
Environmental Controls – 1.2%
Mine Safety Appliances Co.	8,300	232,068
Waste Connections, Inc. (a)	30,800	1,045,968
		1,278,036
Foods – 0.6%
Nash Finch Co.	17,800	598,970
Forest Products & Paper – 2.6%
Clearwater Paper Corp. (a)	13,600	669,800
Deltic Timber Corp.	17,700	779,685
Potlatch Corp.	25,850	905,784
Wausau Paper Corp. (a)	54,800	467,992
		2,823,261
Gas – 1.0%
Southwest Gas Corp.	23,900	715,088
Vectren Corp.	16,900	417,768
		1,132,856
Hand & Machine Tools – 0.2%
Franklin Electric Co., Inc.	7,600	227,924

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — Products – 1.8%
AngioDynamics, Inc. (a)	30,800	$481,096
Quidel Corp. (a)	30,500	443,470
West Pharmaceutical Services, Inc.	25,200	1,057,140
		1,981,706
Health Care — Services – 1.0%
National Healthcare Corp.	18,300	647,454
Triple-S Management Corp. Class B (a)	27,100	481,025
		1,128,479
Holding Company — Diversified – 0.6%
Compass Diversified Holdings	40,800	622,608
Home Builders – 1.7%
M/I Homes, Inc. (a)	22,300	326,695
Meritage Home Corp. (a)	36,600	768,600
Winnebago Industries, Inc. (a)	50,300	734,883
		1,830,178
Home Furnishing – 0.4%
Ethan Allen Interiors, Inc.	7,700	158,851
Stanley Furniture Co., Inc. (a)	26,400	268,224
		427,075
Household Products – 0.4%
CSS Industries, Inc.	21,500	432,150
Insurance – 4.1%
Employers Holdings, Inc.	21,900	325,215
Markel Corp. (a)	1,820	681,881
Max Capital Group Ltd.	39,000	896,610
National Interstate Corp.	29,900	619,229
ProAssurance Corp. (a)	33,600	1,966,944
		4,489,879
Internet – 0.7%
Websense, Inc. (a)	35,150	800,366
Investment Companies – 2.1%
Ares Capital Corp.	90,800	1,347,472
Hercules Technology Growth Capital, Inc.	55,400	586,686
Kohlberg Capital Corp.	53,700	303,942
		2,238,100
Iron & Steel – 0.8%
Carpenter Technology Corp.	24,750	905,850
Lodging – 1.0%
Orient-Express Hotels Ltd. (a)	76,600	1,086,188
Machinery — Construction & Mining – 0.4%
Astec Industries, Inc. (a)	14,400	417,024
Machinery — Diversified – 3.6%
Cascade Corp.	14,400	463,824
IDEX Corp.	32,500	1,075,750
Nordson Corp.	24,500	1,664,040
Robbins & Myers, Inc.	32,100	764,622
		3,968,236
Manufacturing – 3.7%
Ameron International Corp.	12,800	804,992
AptarGroup, Inc.	36,200	1,424,470
Matthews International Corp. Class A	34,150	1,212,325
Myers Industries, Inc.	59,500	623,560
		4,065,347
Media – 0.2%
Saga Communications, Inc. Class A (a)	9,900	222,552
Metal Fabricate & Hardware – 1.4%
Circor International, Inc.	18,800	624,348
Sims Group Ltd. Sponsored ADR (Australia)	44,500	873,980
		1,498,328
Mining – 1.7%
Amcol International Corp.	16,800	456,960
Franco-Nevada Corp.	22,900	614,409
Royal Gold, Inc.	16,261	751,421
		1,822,790
Oil & Gas – 4.6%
Arena Resources, Inc. (a)	15,500	517,700
Atwood Oceanics, Inc. (a)	14,200	491,746
Forest Oil Corp. (a)	22,750	587,405
Hercules Offshore, Inc. (a)	38,900	167,659
Mariner Energy, Inc. (a)	28,100	420,657
Penn Virginia Corp.	50,300	1,232,350
Whiting Petroleum Corp. (a)	20,050	1,620,842
		5,038,359
Oil & Gas Services – 1.6%
CARBO Ceramics, Inc.	12,350	769,899
TETRA Technologies, Inc. (a)	63,900	780,858
Union Drilling, Inc. (a)	23,000	141,680
		1,692,437
Real Estate Investment Trusts (REITS) – 6.6%
Acadia Realty Trust	24,900	444,714
CBL & Associates Properties, Inc.	104,500	1,431,650
Cedar Shopping Centers, Inc.	49,900	394,709
First Potomac Realty Trust	38,200	574,146
Hatteras Financial Corp.	24,600	633,942
Kilroy Realty Corp.	35,600	1,097,904
LaSalle Hotel Properties	42,750	996,075
Parkway Properties, Inc.	17,700	332,406
Redwood Trust, Inc.	36,000	555,120
Washington Real Estate Investment Trust	23,100	705,705
		7,166,371
Retail – 3.4%
Casey's General Stores, Inc.	22,600	709,640
Fred's, Inc. Class A	37,900	454,042
Haverty Furniture Cos., Inc.	46,200	753,984
MarineMax, Inc. (a)	35,200	378,752
Men's Wearhouse, Inc.	32,500	778,050
Stein Mart, Inc. (a)	67,800	612,234
		3,686,702
Semiconductors – 2.8%
ATMI, Inc. (a)	21,000	405,510
Brooks Automation, Inc. (a)	53,300	470,106
Cabot Microelectronics Corp. (a)	10,600	400,998
Formfactor, Inc. (a)	25,800	458,208
Microsemi Corp. (a)	34,400	596,496
Teradyne, Inc. (a)	61,200	683,604
		3,014,922

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 1.9%
Progress Software Corp. (a)	39,350	$1,236,771
SYNNEX Corp. (a)	27,300	806,988
		2,043,759
Telecommunications – 1.5%
Ixia (a)	68,800	637,776
Premiere Global Services, Inc. (a)	69,200	571,592
Sonus Networks, Inc. (a)	152,100	396,981
		1,606,349
Textiles – 0.8%
Culp, Inc. (a)	21,700	260,183
G&K Services, Inc. Class A	25,200	652,176
		912,359
Transportation – 5.2%
Genesee & Wyoming, Inc. Class A (a)	38,350	1,308,502
Kirby Corp. (a)	37,950	1,447,792
Landstar System, Inc.	51,550	2,164,069
UTI Worldwide, Inc.	51,200	784,384
		5,704,747
TOTAL COMMON STOCK (Cost $80,545,005)		103,140,001
CONVERTIBLE PREFERRED STOCK – 1.4%
Banks – 0.1%
East West Bancorp, Inc., Series A 8.000%	100	144,398
Insurance – 0.7%
Assured Guaranty Ltd. 8.500%	8,000	707,040
Oil & Gas – 0.6%
Whiting Petroleum Corp. 6.250%	3,200	633,344
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $891,671)		1,484,782
TOTAL EQUITIES (Cost $81,436,676)		104,624,783
MUTUAL FUNDS – 1.0%
Diversified Financial – 1.0%
First Opportunity Fund, Inc.	53,200	373,464
iShares Russell 2000 Value Index Fund	12,200	778,848
T. Rowe Price Reserve Investment Fund	1,138	1,138
TOTAL MUTUAL FUNDS (Cost $870,027)		1,153,450
TOTAL LONG-TERM INVESTMENTS (Cost $82,306,703)		105,778,233
	Principal Amount
SHORT-TERM INVESTMENTS – 3.0%
Repurchase Agreement – 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$3,245,238	3,245,238
TOTAL SHORT-TERM INVESTMENTS (Cost $3,245,238)		3,245,238
TOTAL INVESTMENTS – 100.1% (Cost $85,551,941) (c)		109,023,471
Other Assets/ (Liabilities) – (0.1)%		(127,404)
NET ASSETS – 100.0%		$108,896,067

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,245,239. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $3,312,734.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Advertising – 0.2%
inVentiv Health Inc. (a)	3,271	$73,467
Aerospace & Defense – 2.6%
AAR CORP. (a)	3,852	95,607
Aerovironment, Inc. (a)	1,500	39,165
Cubic Corp.	1,500	54,000
Curtiss-Wright Corp.	4,540	157,992
Esterline Technologies Corp. (a)	2,919	144,286
GenCorp, Inc. (a)	4,553	26,225
Kaman Corp.	2,531	63,300
Moog, Inc. Class A (a)	4,490	159,036
Orbital Sciences Corp. (a)	5,602	106,494
Teledyne Technologies, Inc. (a)	3,611	149,026
Triumph Group, Inc.	1,639	114,878
		1,110,009
Agriculture – 0.2%
Alliance One International, Inc. (a)	8,605	43,799
The Andersons, Inc.	1,829	61,235
		105,034
Airlines – 0.4%
Allegiant Travel Co. (a)	1,465	84,765
SkyWest, Inc.	5,500	78,540
		163,305
Apparel – 2.5%
Carter's, Inc. (a)	5,733	172,850
Crocs, Inc. (a)	8,180	71,738
Deckers Outdoor Corp. (a)	1,284	177,192
Iconix Brand Group, Inc. (a)	7,086	108,841
K-Swiss, Inc. Class A (a)	2,821	29,508
Maidenform Brands, Inc. (a)	2,122	46,366
Oxford Industries, Inc.	1,400	28,462
Perry Ellis International, Inc. (a)	1,035	23,443
Quiksilver, Inc. (a)	12,095	57,209
Skechers U.S.A., Inc. Class A (a)	3,290	119,493
True Religion Apparel, Inc. (a)	2,500	75,900
Volcom, Inc. (a)	1,638	31,974
Wolverine World Wide, Inc.	4,885	142,446
		1,085,422
Automotive & Parts – 0.2%
ATC Technology Corp. (a)	1,987	34,097
Spartan Motors, Inc.	3,400	19,040
Standard Motor Products, Inc.	1,882	18,670
Superior Industries International, Inc.	2,228	35,826
		107,633
Banks – 6.4%
Bank Mutual Corp.	4,500	29,250
Bank of the Ozarks, Inc.	1,300	45,747
Boston Private Financial Holdings, Inc.	6,650	49,010
City Holding Co.	1,539	52,772
Columbia Banking System, Inc.	2,812	57,112
Community Bank System, Inc.	3,212	73,169
East West Bancorp, Inc.	9,190	160,090
First BanCorp	7,996	19,270
First Commonwealth Financial Corp.	7,200	48,312
First Financial Bancorp	4,968	88,381
First Financial Bankshares, Inc.	2,020	104,131
First Midwest Bancorp, Inc.	7,141	96,761
Glacier Bancorp, Inc.	7,078	107,798
Hancock Holding Co.	2,755	115,187
Hanmi Financial Corp. (a)	4,331	10,394
Home Bancshares, Inc.	2,000	52,880
Independent Bank Corp.	2,029	50,035
Nara Bancorp, Inc. (a)	3,179	27,848
National Penn Bancshares, Inc.	12,550	86,595
NBT Bancorp, Inc.	3,400	77,690
Old National Bancorp	8,476	101,288
Pinnacle Financial Partners, Inc. (a)	3,339	50,452
PrivateBancorp, Inc.	5,803	79,501
S&T Bancorp, Inc.	2,300	48,070
Signature Bank (a)	4,046	149,904
Simmons First National Corp. Class A	1,540	42,458
The South Financial Group, Inc.	18,613	12,867
Sterling Bancorp	2,631	26,442
Sterling Bancshares, Inc.	9,365	52,257
Susquehanna Bancshares, Inc.	12,210	119,780
Tompkins Financial Corp.	768	28,017
Trustco Bank Corp. NY	7,300	45,041
UMB Financial Corp.	2,938	119,283
Umpqua Holdings Corp.	11,080	146,921
United Bankshares, Inc.	3,822	100,213
United Community Banks, Inc. (a)	8,052	35,509
Whitney Holding Corp.	9,613	132,563
Wilshire Bancorp, Inc.	2,057	22,689
Wintrust Financial Corp.	2,966	110,365
		2,776,052
Beverages – 0.2%
Boston Beer Co., Inc. Class A (a)	1,000	52,260
Peet's Coffee & Tea, Inc. (a)	1,300	51,545
		103,805
Biotechnology – 0.9%
Arqule, Inc. (a)	3,000	17,280
Cambrex Corp. (a)	3,000	12,150
CryoLife, Inc. (a)	2,926	18,931
Enzo Biochem, Inc. (a)	3,400	20,468
Integra LifeSciences Holdings (a)	2,036	89,238
Martek Biosciences Corp. (a)	3,296	74,193
Regeneron Pharmaceuticals, Inc. (a)	6,336	167,841
		400,101
Building Materials – 1.5%
AAON, Inc.	1,300	29,406
Apogee Enterprises, Inc.	2,805	44,347
Comfort Systems USA, Inc.	3,689	46,076
Drew Industries, Inc. (a)	1,767	38,909
Eagle Materials, Inc.	4,400	116,776

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gibraltar Industries, Inc. (a)	2,947	$37,162
NCI Building Systems, Inc. (a)	1,857	20,501
Quanex Building Products Corp.	3,674	60,731
Simpson Manufacturing Co., Inc.	3,806	105,655
Texas Industries, Inc.	2,775	94,822
Universal Forest Products, Inc.	1,924	74,112
		668,497
Chemicals – 1.8%
A. Schulman, Inc.	2,600	63,622
American Vanguard Corp.	2,100	17,115
Arch Chemicals, Inc.	2,517	86,560
Balchem Corp.	2,750	67,787
H.B. Fuller Co.	4,882	113,311
NewMarket Corp.	1,135	116,894
OM Group, Inc. (a)	2,972	100,691
Penford Corp. (a)	1,200	12,300
PolyOne Corp. (a)	9,165	93,850
Quaker Chemical Corp.	1,100	29,821
Stepan Co.	775	43,315
Zep, Inc.	2,100	45,948
		791,214
Commercial Services – 6.2%
ABM Industries, Inc.	4,541	96,269
Administaff, Inc.	2,253	48,079
American Public Education, Inc. (a)	1,800	83,880
AMN Healthcare Services, Inc. (a)	3,078	27,086
Arbitron, Inc.	2,624	69,956
Bowne & Co., Inc.	3,760	41,962
Capella Education Co. (a)	1,457	135,268
CDI Corp.	1,326	19,439
Chemed Corp.	2,235	121,539
Coinstar, Inc. (a)	3,097	100,653
Consolidated Graphics, Inc. (a)	1,142	47,290
Corvel Corp. (a)	666	23,810
Cross Country Healthcare, Inc. (a)	2,900	29,319
Exponent, Inc. (a)	1,342	38,274
Forrester Research, Inc. (a)	1,400	42,098
The Geo Group, Inc. (a)	5,000	99,100
Healthcare Services Group, Inc.	4,296	96,187
Healthspring, Inc. (a)	4,880	85,888
Heartland Payment Systems, Inc.	3,700	68,820
Heidrick & Struggles International, Inc.	1,723	48,296
Hillenbrand, Inc.	6,156	135,370
HMS Holdings Corp. (a)	2,588	131,962
Kelly Services, Inc. Class A (a)	2,645	44,066
Kendle International, Inc. (a)	1,352	23,633
Landauer, Inc.	900	58,698
Live Nation Entertainment Inc (a)	13,882	201,289
Maximus, Inc.	1,748	106,506
Midas, Inc. (a)	1,500	16,920
Monro Muffler Brake, Inc.	1,913	68,409
On Assignment, Inc. (a)	3,700	26,381
PAREXEL International Corp. (a)	5,773	134,569
Pre-Paid Legal Services, Inc. (a)	711	26,911
Rewards Network, Inc.	900	12,060
SFN Group, Inc. (a)	4,800	38,448
Startek, Inc. (a)	1,300	9,035
TeleTech Holdings, Inc. (a)	3,300	56,364
TrueBlue, Inc. (a)	4,334	67,177
Universal Technical Institute, Inc. (a)	2,070	47,237
Viad Corp.	1,927	39,600
Volt Information Sciences, Inc. (a)	1,300	13,273
Wright Express Corp. (a)	3,766	113,432
		2,694,553
Computers – 1.8%
Agilysys, Inc.	2,093	23,379
CACI International, Inc. Class A (a)	2,944	143,814
Ciber, Inc. (a)	6,428	24,041
Compellent Technologies, Inc. (a)	2,242	39,347
Hutchinson Technology, Inc. (a)	2,421	15,107
Integral Systems, Inc. (a)	1,800	17,334
Manhattan Associates, Inc. (a)	2,163	55,113
Mercury Computer Systems, Inc. (a)	2,400	32,928
MTS Systems Corp.	1,569	45,548
NCI, Inc. Class A (a)	696	21,040
Netscout Systems, Inc. (a)	3,326	49,192
Radiant Systems, Inc. (a)	2,700	38,529
RadiSys Corp. (a)	2,400	21,504
Stratasys, Inc. (a)	2,000	48,760
SYKES Enterprises, Inc. (a)	3,935	89,875
Synaptics, Inc. (a)	3,350	92,494
		758,005
Distribution & Wholesale – 1.4%
Brightpoint, Inc. (a)	6,639	49,992
MWI Veterinary Supply, Inc. (a)	1,200	48,480
Pool Corp.	4,801	108,695
ScanSource, Inc. (a)	2,626	75,576
United Stationers, Inc. (a)	2,407	141,652
Watsco, Inc.	3,171	180,366
		604,761
Diversified Financial – 1.5%
Investment Technology Group, Inc. (a)	4,325	72,184
LaBranche & Co., Inc. (a)	3,913	20,582
National Financial Partners Corp. (a)	3,947	55,653
optionsXpress Holdings, Inc. (a)	4,200	68,418
Piper Jaffray Cos., Inc. (a)	1,565	63,070
Portfolio Recovery Associates, Inc. (a)	1,674	91,852
Stifel Financial Corp. (a)	3,005	161,519
SWS Group, Inc.	2,883	33,241
TradeStation Group, Inc. (a)	3,333	23,364
World Acceptance Corp. (a)	1,622	58,522
		648,405
Electric – 1.3%
Allete, Inc.	2,908	97,360
Avista Corp.	5,357	110,943
Central Vermont Public Service Corp.	1,200	24,204
CH Energy Group, Inc.	1,600	65,344

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
El Paso Electric Co. (a)	4,362	$89,857
UIL Holdings Corp.	3,033	83,408
Unisource Energy Corp.	3,525	110,826
		581,942
Electrical Components & Equipment – 1.0%
Advanced Energy Industries, Inc. (a)	3,224	53,390
Belden, Inc.	4,671	128,266
Encore Wire Corp.	1,883	39,166
Greatbatch, Inc. (a)	2,200	46,618
Littelfuse, Inc. (a)	2,200	83,622
Magnetek, Inc. (a)	3,000	5,040
Powell Industries, Inc. (a)	866	28,171
Vicor Corp. (a)	2,000	27,620
		411,893
Electronics – 3.8%
American Science & Engineering, Inc.	920	68,926
Analogic Corp.	1,289	55,079
Badger Meter, Inc.	1,500	57,765
Bel Fuse, Inc. Class B	1,100	22,165
Benchmark Electronics, Inc. (a)	6,376	132,238
Brady Corp. Class A	5,188	161,451
Checkpoint Systems, Inc. (a)	3,921	86,733
CTS Corp.	3,500	32,970
Cymer, Inc. (a)	2,899	108,133
Daktronics, Inc.	3,554	27,081
Dionex Corp. (a)	1,736	129,818
Electro Scientific Industries, Inc. (a)	2,800	35,868
Faro Technologies, Inc. (a)	1,566	40,325
FEI Co. (a)	3,754	86,004
II-VI, Inc. (a)	2,516	85,141
Keithley Instruments, Inc.	1,400	9,240
Lo-Jack Corp. (a)	2,000	8,260
Methode Electronics, Inc.	3,600	35,640
Newport Corp. (a)	3,400	42,500
Park Electrochemical Corp.	2,044	58,745
Plexus Corp. (a)	3,881	139,832
Rogers Corp. (a)	1,542	44,733
Sonic Solutions, Inc. (a)	2,800	26,236
Technitrol, Inc.	4,278	22,588
TTM Technologies, Inc. (a)	4,154	36,888
Watts Water Technologies, Inc. Class A	2,955	91,782
		1,646,141
Energy — Alternate Sources – 0.1%
Headwaters, Inc. (a)	6,099	27,994
Engineering & Construction – 0.8%
Dycom Industries, Inc. (a)	3,968	34,799
Emcor Group, Inc. (a)	6,550	161,327
Insituform Technologies, Inc. Class A (a)	3,817	101,570
Stanley, Inc. (a)	1,600	45,264
		342,960
Entertainment – 0.2%
Pinnacle Entertainment, Inc. (a)	6,141	59,813
Shuffle Master, Inc. (a)	5,194	42,539
		102,352
Environmental Controls – 0.7%
Calgon Carbon Corp. (a)	5,464	93,544
Darling International, Inc. (a)	8,113	72,692
TETRA Technologies, Inc. (a)	6,063	139,692
		305,928
Foods – 1.9%
Cal-Maine Foods, Inc.	1,200	40,668
Calavo Growers, Inc.	1,208	22,034
Diamond Foods, Inc.	2,092	87,948
The Great Atlantic & Pacific Tea Co., Inc. (a)	2,968	22,764
Hain Celestial Group, Inc. (a)	3,998	69,365
J&J Snack Foods Corp.	1,400	60,858
Lance, Inc.	3,232	74,756
Nash Finch Co.	1,241	41,760
Sanderson Farms, Inc.	1,723	92,370
Spartan Stores, Inc.	2,153	31,046
TreeHouse Foods, Inc. (a)	3,423	150,167
United Natural Foods, Inc. (a)	4,253	119,637
		813,373
Forest Products & Paper – 1.1%
Buckeye Technologies, Inc. (a)	3,700	48,396
Clearwater Paper Corp. (a)	1,100	54,175
Deltic Timber Corp.	1,018	44,843
Neenah Paper, Inc.	1,508	23,887
Rock-Tenn Co. Class A	3,824	174,259
Schweitzer-Mauduit International, Inc.	1,730	82,279
Wausau Paper Corp. (a)	5,000	42,700
		470,539
Gas – 1.9%
The Laclede Group, Inc.	2,168	73,105
New Jersey Resources Corp.	4,069	152,831
Northwest Natural Gas Co.	2,638	122,931
Piedmont Natural Gas Co., Inc.	7,250	199,955
South Jersey Industries, Inc.	2,888	121,267
Southwest Gas Corp.	4,414	132,067
		802,156
Hand & Machine Tools – 0.4%
Baldor Electric Co.	4,182	156,407
Health Care — Products – 3.4%
Abaxis, Inc. (a)	2,215	60,226
American Medical Systems Holdings, Inc. (a)	7,266	135,002
Cantel Medical Corp.	1,314	26,083
CONMED Corp. (a)	2,856	68,001
The Cooper Cos., Inc.	4,465	173,599
Cyberonics, Inc. (a)	2,315	44,355
Haemonetics Corp. (a)	2,465	140,875
Hanger Orthopedic Group, Inc. (a)	3,100	56,358
ICU Medical, Inc. (a)	1,217	41,926
Invacare Corp.	3,195	84,795
Kensey Nash Corp. (a)	1,100	25,949
LCA-Vision, Inc. (a)	1,977	16,449
Meridian Bioscience, Inc.	3,943	80,319
Merit Medical Systems, Inc. (a)	2,712	41,358
Natus Medical, Inc. (a)	2,700	42,957
Osteotech, Inc. (a)	1,900	7,448
Palomar Medical Technologies, Inc. (a)	1,900	20,634

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PSS World Medical, Inc. (a)	5,894	$138,568
SurModics, Inc. (a)	1,730	36,226
Symmetry Medical, Inc. (a)	3,456	34,698
West Pharmaceutical Services, Inc.	3,284	137,764
Zoll Medical Corp. (a)	2,125	56,015
		1,469,605
Health Care — Services – 3.5%
Air Methods Corp. (a)	1,118	38,012
Almost Family, Inc. (a)	773	29,134
Amedisys, Inc. (a)	2,762	152,518
AMERIGROUP Corp. (a)	5,074	168,660
AmSurg Corp. (a)	3,056	65,979
Bio-Reference Laboratories, Inc. (a)	1,200	52,764
Centene Corp. (a)	4,719	113,445
Genoptix, Inc. (a)	1,700	60,333
Gentiva Health Services, Inc. (a)	2,892	81,786
Healthways, Inc. (a)	3,285	52,790
The IPC Hospitalist Co. (a)	1,298	45,573
LHC Group, Inc. (a)	1,542	51,703
Magellan Health Services, Inc. (a)	3,453	150,136
Medcath Corp. (a)	1,836	19,223
MEDNAX, Inc. (a)	4,598	267,557
Molina Healthcare, Inc. (a)	1,300	32,721
Odyssey Healthcare, Inc. (a)	3,200	57,952
RehabCare Group, Inc. (a)	2,448	66,757
Res-Care, Inc. (a)	2,400	28,776
		1,535,819
Home Builders – 0.4%
M/I Homes, Inc. (a)	1,867	27,352
Meritage Home Corp. (a)	3,115	65,415
Skyline Corp.	700	13,020
Standard Pacific Corp. (a)	9,236	41,747
Winnebago Industries, Inc. (a)	2,853	41,682
		189,216
Home Furnishing – 0.5%
Audiovox Corp. Class A (a)	1,900	14,782
DTS, Inc. (a)	1,700	57,868
Ethan Allen Interiors, Inc.	2,686	55,412
La-Z-Boy, Inc. (a)	5,000	62,700
Universal Electronics, Inc. (a)	1,404	31,366
		222,128
Household Products – 0.5%
Blyth, Inc.	597	18,656
Central Garden & Pet Co. Class A (a)	6,560	60,090
Helen of Troy Ltd. (a)	3,000	78,180
Kid Brands, Inc. (a)	1,700	14,705
The Standard Register Co.	1,300	6,955
WD-40 Co.	1,668	54,760
		233,346
Housewares – 0.5%
National Presto Industries, Inc.	456	54,223
The Toro Co.	3,355	164,965
		219,188
Insurance – 2.6%
American Physicians Capital, Inc.	924	29,522
AMERISAFE, Inc. (a)	1,800	29,466
Delphi Financial Group, Inc. Class A	4,700	118,252
eHealth, Inc. (a)	2,200	34,650
Employers Holdings, Inc.	4,300	63,855
Infinity Property & Casualty Corp.	1,316	59,799
Navigators Group, Inc. (a)	1,364	53,646
Presidential Life Corp.	2,100	20,937
ProAssurance Corp. (a)	3,230	189,084
RLI Corp.	1,714	97,732
Safety Insurance Group, Inc.	1,428	53,793
Selective Insurance Group	5,242	87,017
Stewart Information Services Corp.	1,863	25,709
Tower Group, Inc.	4,517	100,142
United Fire & Casualty Co.	2,298	41,341
Zenith National Insurance Corp.	3,677	140,903
		1,145,848
Internet – 2.1%
Blue Coat Systems, Inc. (a)	4,019	124,750
Blue Nile, Inc. (a)	1,379	75,873
Comscore, Inc. (a)	2,300	38,387
CyberSources Corp. (a)	6,899	121,698
DealerTrack Holdings, Inc. (a)	4,078	69,652
eResearch Technology, Inc. (a)	4,400	30,404
InfoSpace, Inc. (a)	3,600	39,780
j2 Global Communications, Inc. (a)	4,506	105,440
The Knot, Inc. (a)	3,053	23,874
NutriSystem, Inc.	2,923	52,059
PC-Tel, Inc. (a)	2,000	12,360
Perficient, Inc. (a)	2,982	33,607
Stamps.com, Inc. (a)	1,000	10,100
United Online, Inc.	8,141	60,895
Websense, Inc. (a)	4,321	98,389
		897,268
Iron & Steel – 0.1%
Olympic Steel, Inc.	902	29,450
Leisure Time – 1.0%
Arctic Cat, Inc. (a)	1,300	14,105
Brunswick Corp.	8,582	137,055
Callaway Golf Co.	6,270	55,301
Interval Leisure Group, Inc. (a)	3,900	56,784
Multimedia Games, Inc. (a)	2,500	9,750
Nautilus, Inc. (a)	2,500	7,550
Polaris Industries, Inc.	3,242	165,861
		446,406
Lodging – 0.1%
Marcus Corp.	1,900	24,681
Monarch Casino & Resort, Inc. (a)	1,200	10,248
		34,929
Machinery — Construction & Mining – 0.1%
Astec Industries, Inc. (a)	1,947	56,385
Machinery — Diversified – 1.9%
Albany International Corp. Class A	2,712	58,389
Applied Industrial Technologies, Inc.	3,696	91,846
Briggs & Stratton Corp.	4,932	96,174

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cascade Corp.	900	$28,989
Cognex Corp.	3,888	71,889
Gardner Denver, Inc.	5,194	228,744
Gerber Scientific, Inc. (a)	2,500	15,525
Intermec, Inc. (a)	4,900	69,482
Intevac, Inc. (a)	2,253	31,136
Lindsay Corp.	1,188	49,195
Robbins & Myers, Inc.	3,224	76,796
		818,165
Manufacturing – 2.7%
A.O. Smith Corp.	2,204	115,864
Actuant Corp. Class A	6,761	132,177
Acuity Brands, Inc.	4,232	178,633
AZZ, Inc.	1,200	40,620
Barnes Group, Inc.	4,300	83,635
Ceradyne, Inc. (a)	2,600	58,994
Clarcor, Inc.	4,977	171,657
EnPro Industries, Inc. (a)	1,949	56,677
ESCO Technologies, Inc.	2,600	82,706
Griffon Corp. (a)	4,376	54,525
John Bean Technologies Corp.	2,700	47,358
Lydall, Inc. (a)	1,800	14,130
Myers Industries, Inc.	2,900	30,392
Standex International Corp.	1,200	30,924
Sturm, Ruger & Co., Inc.	2,000	23,980
Tredegar Corp.	2,100	35,868
		1,158,140
Media – 0.1%
The E.W. Scripps Co. Class A (a)	2,966	25,063
Metal Fabricate & Hardware – 0.7%
A.M. Castle & Co. (a)	1,583	20,706
Circor International, Inc.	1,700	56,457
Kaydon Corp.	3,326	125,057
Lawson Products, Inc.	380	5,879
Mueller Industries, Inc.	3,722	99,712
		307,811
Mining – 0.6%
Amcol International Corp.	2,489	67,701
Brush Engineered Materials, Inc. (a)	1,983	44,756
Century Aluminum Co. (a)	5,530	76,093
RTI International Metals, Inc. (a)	2,964	89,898
		278,448
Office Furnishings – 0.1%
Interface, Inc. Class A	5,450	63,111
Oil & Gas – 1.8%
Holly Corp.	4,216	117,669
Penn Virginia Corp.	4,508	110,446
Petroleum Development Corp. (a)	1,949	45,158
PetroQuest Energy, Inc. (a)	4,959	24,944
Pioneer Drilling Co. (a)	5,213	36,699
Seahawk Drilling, Inc. (a)	1,200	22,620
St. Mary Land & Exploration Co.	6,161	214,464
Stone Energy Corp. (a)	4,115	73,041
Swift Energy Co. (a)	3,744	115,091
		760,132
Oil & Gas Services – 2.5%
Basic Energy Services, Inc. (a)	2,338	18,026
CARBO Ceramics, Inc.	1,869	116,513
Dril-Quip, Inc. (a)	2,951	179,539
Gulf Island Fabrication, Inc.	1,432	31,146
Hornbeck Offshore Services, Inc. (a)	2,322	43,120
ION Geophysical Corp. (a)	11,540	56,777
Lufkin Industries, Inc.	1,439	113,897
Matrix Service Co. (a)	2,384	25,652
Oil States International, Inc. (a)	4,900	222,166
SEACOR Holdings, Inc. (a)	2,202	177,613
Superior Well Services, Inc. (a)	1,835	24,552
TETRA Technologies, Inc. (a)	7,421	90,685
		1,099,686
Pharmaceuticals – 2.6%
Align Technology, Inc. (a)	6,700	129,578
Cubist Pharmaceuticals, Inc. (a)	5,754	129,695
Emergent Biosolutions, Inc. (a)	1,686	28,308
HealthExtras, Inc. (a)	3,846	159,147
Mannatech, Inc.	1,700	5,678
Neogen Corp. (a)	2,250	56,475
Par Pharmaceutical Cos., Inc. (a)	3,500	86,800
PetMed Express, Inc.	2,200	48,774
PharMerica Corp. (a)	2,986	54,405
Salix Pharmaceuticals Ltd. (a)	5,400	201,150
Savient Pharmaceuticals, Inc. (a)	6,564	94,850
Theragenics Corp. (a)	4,000	6,640
Viropharma, Inc. (a)	7,631	104,011
		1,105,511
Real Estate – 0.2%
Forestar Real Esate Group, Inc. (a)	3,623	68,402
Real Estate Investment Trusts (REITS) – 6.4%
Acadia Realty Trust	3,864	69,011
BioMed Realty Trust, Inc.	9,712	160,636
Cedar Shopping Centers, Inc.	5,256	41,575
Colonial Properties Trust	6,534	84,158
DiamondRock Hospitality Co. (a)	11,992	121,239
Eastgroup Properties	2,587	97,633
Entertainment Properties Trust	4,157	170,977
Extra Space Storage, Inc.	8,624	109,352
Franklin Street Properties Corp.	6,635	95,743
Healthcare Realty Trust, Inc.	5,960	138,808
Home Properties, Inc.	3,401	159,167
Inland Real Estate Corp.	6,819	62,394
Kilroy Realty Corp.	4,275	131,841
Kite Realty Group Trust	6,306	29,827
LaSalle Hotel Properties	6,882	160,351
Lexington Realty Trust	10,876	70,803
LTC Properties, Inc.	2,306	62,400
Medical Properties Trust, Inc.	7,948	83,295
Mid-America Apartment Communities, Inc.	2,820	146,048
National Retail Properties, Inc.	8,197	187,138
Parkway Properties, Inc.	2,214	41,579

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pennsylvania Real Estate Investment Trust	3,797	$47,349
Post Properties, Inc.	4,680	103,054
PS Business Parks, Inc.	1,804	96,334
Sovran Self Storage, Inc.	2,698	94,052
Tanger Factory Outlet Centers, Inc.	3,982	171,863
Urstadt Biddle Properties, Inc. Class A	2,200	34,782
		2,771,409
Retail – 9.7%
Big 5 Sporting Goods Corp.	2,200	33,484
BJ's Restaurants, Inc. (a)	2,078	48,417
Brown Shoe Co., Inc.	4,250	65,790
The Buckle, Inc.	2,500	91,900
Buffalo Wild Wings, Inc. (a)	1,739	83,663
Cabela's, Inc. (a)	3,979	69,593
California Pizza Kitchen, Inc. (a)	2,291	38,466
Casey's General Stores, Inc.	5,079	159,481
Cash America International, Inc.	2,935	115,874
The Cato Corp. Class A	2,900	62,176
CEC Entertainment, Inc. (a)	2,241	85,360
The Children's Place Retail Store, Inc. (a)	2,708	120,641
Christopher & Banks Corp.	3,400	27,200
CKE Restaurants, Inc.	5,251	58,129
Cracker Barrel Old Country Store, Inc.	2,300	106,674
DineEquity, Inc. (a)	1,546	61,113
Dress Barn, Inc. (a)	5,917	154,789
EZCORP, Inc. Class A (a)	4,870	100,322
The Finish Line, Inc. Class A	5,669	92,518
First Cash Financial Services, Inc. (a)	2,600	56,082
Fred's, Inc. Class A	3,787	45,368
Genesco, Inc. (a)	2,277	70,610
Group 1 Automotive, Inc. (a)	2,353	74,967
The Gymboree Corp. (a)	2,927	151,121
Haverty Furniture Cos., Inc.	1,800	29,376
Hibbett Sports, Inc. (a)	2,874	73,517
Hot Topic, Inc. (a)	4,600	29,900
HSN, Inc. (a)	3,900	114,816
Insight Enterprises, Inc. (a)	4,500	64,620
Jack in the Box, Inc. (a)	5,534	130,326
Jo-Ann Stores, Inc. (a)	2,609	109,526
Jos. A. Bank Clothiers, Inc. (a)	1,827	99,846
Landrys Restaurants, Inc. (a)	846	15,160
Lithia Motors, Inc. Class A (a)	2,116	13,542
Liz Claiborne, Inc. (a)	9,041	67,175
Lumber Liquidators Holdings, Inc. (a)	1,578	42,085
MarineMax, Inc. (a)	1,960	21,090
Men's Wearhouse, Inc.	5,152	123,339
Movado Group, Inc. (a)	1,800	20,304
O'Charley's, Inc. (a)	2,000	17,880
OfficeMax, Inc. (a)	8,213	134,857
P.F. Chang's China Bistro, Inc. (a)	2,315	102,161
Papa John's International, Inc. (a)	2,173	55,868
The Pep Boys-Manny, Moe & Jack	4,500	45,225
Red Robin Gourmet Burgers, Inc. (a)	1,587	38,786
Ruby Tuesday, Inc. (a)	6,209	65,629
Ruth's Hospitality Group, Inc. (a)	3,158	16,737
School Specialty, Inc. (a)	1,601	36,359
Sonic Automotive, Inc. Class A (a)	3,992	43,912
Sonic Corp. (a)	5,872	64,886
Stage Stores, Inc.	3,596	55,342
The Steak'n Shake Co. (a)	125	47,659
Stein Mart, Inc. (a)	2,700	24,381
Texas Roadhouse, Inc. (a)	4,973	69,075
Tractor Supply Co.	3,590	208,399
Tuesday Morning Corp. (a)	3,200	21,088
World Fuel Services Corp.	5,902	157,229
Zale Corp. (a)	1,749	4,792
Zumiez, Inc. (a)	2,133	43,705
		4,182,330
Savings & Loans – 0.2%
Brookline Bancorp, Inc.	6,000	63,840
Dime Community Bancshares	2,600	32,838
		96,678
Semiconductors – 4.9%
Actel Corp. (a)	2,700	37,395
ATMI, Inc. (a)	3,180	61,406
Brooks Automation, Inc. (a)	6,273	55,328
Cabot Microelectronics Corp. (a)	2,265	85,685
Cohu, Inc.	2,400	33,048
Cypress Semiconductor Corp. (a)	15,790	181,585
Diodes, Inc. (a)	3,491	78,198
DSP Group, Inc. (a)	2,393	19,934
Exar Corp. (a)	4,493	31,676
Hittite Microwave Corp. (a)	2,100	92,337
Kopin Corp. (a)	6,900	25,530
Kulicke & Soffa Industries, Inc. (a)	6,616	47,966
Micrel, Inc.	4,145	44,186
Microsemi Corp. (a)	8,114	140,697
MKS Instruments, Inc. (a)	4,867	95,344
Pericom Semiconductor Corp. (a)	2,657	28,456
Rudolph Technologies, Inc. (a)	3,166	27,133
Sigma Designs, Inc. (a)	2,600	30,498
Skyworks Solutions, Inc. (a)	17,186	268,101
Standard Microsystems Corp. (a)	2,100	48,888
Supertex, Inc. (a)	1,300	33,267
Tessera Technologies, Inc. (a)	4,989	101,177
TriQuint Semiconductor, Inc. (a)	14,817	103,719
Ultratech, Inc. (a)	2,437	33,143
Varian Semiconductor Equipment Associates, Inc. (a)	7,250	240,120
Veeco Instruments, Inc. (a)	3,882	168,867
		2,113,684

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 3.8%
Avid Technology, Inc. (a)	2,900	$39,962
Blackbaud, Inc.	4,376	110,231
CommVault Systems, Inc. (a)	4,200	89,670
Computer Programs & Systems, Inc.	982	38,377
Concur Technologies, Inc. (a)	4,259	174,662
CSG Systems International, Inc. (a)	3,391	71,075
Digi International, Inc. (a)	2,500	26,600
Ebix, Inc. (a)	2,899	46,297
Eclipsys Corp. (a)	5,600	111,328
Epicor Software Corp. (a)	4,655	44,502
EPIQ Systems, Inc. (a)	3,049	37,899
Interactive Intelligence, Inc. (a)	1,284	23,998
JDA Software Group, Inc. (a)	3,496	97,259
Omnicell, Inc. (a)	3,094	43,409
Phase Forward, Inc. (a)	4,291	56,083
Phoenix Technologies Ltd. (a)	2,928	9,428
Progress Software Corp. (a)	4,000	125,720
Quality Systems, Inc.	1,907	117,166
Smith Micro Software, Inc. (a)	3,000	26,520
SYNNEX Corp. (a)	2,013	59,504
Take-Two Interactive Software, Inc. (a)	7,957	78,377
Taleo Corp. Class A (a)	3,808	98,665
THQ, Inc. (a)	6,853	48,040
Tyler Technologies, Inc. (a)	2,800	52,472
		1,627,244
Storage & Warehousing – 0.1%
Mobile Mini, Inc. (a)	3,445	53,363
Telecommunications – 2.8%
Adaptec, Inc. (a)	12,300	40,221
Anixter International, Inc. (a)	2,877	134,787
Applied Signal Technology, Inc.	1,200	23,496
Arris Group, Inc. (a)	12,178	146,258
Black Box Corp.	1,751	53,861
Cbeyond, Inc. (a)	2,500	34,200
Comtech Telecommunications (a)	2,816	90,084
EMS Technologies, Inc. (a)	1,370	22,742
General Communication, Inc. Class A (a)	4,400	25,388
Harmonic, Inc. (a)	9,405	59,346
Iowa Telecommunications Services, Inc.	3,200	53,440
Netgear, Inc. (a)	3,443	89,862
Network Equipment Technologies, Inc. (a)	3,000	16,530
Neutral Tandem, Inc. (a)	3,400	54,332
Novatel Wireless, Inc. (a)	3,139	21,125
NTELOS Holdings Corp.	3,045	54,171
Symmetricom, Inc. (a)	4,000	23,320
Tekelec (a)	6,700	121,672
Tollgrade Communications, Inc. (a)	1,300	8,177
USA Mobility, Inc. (a)	2,331	29,534
ViaSat, Inc. (a)	3,748	129,718
		1,232,264
Textiles – 0.3%
G&K Services, Inc. Class A	1,819	47,076
UniFirst Corp.	1,421	73,181
		120,257
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	2,862	37,349
RC2 Corp. (a)	2,181	32,650
		69,999
Transportation – 1.6%
Arkansas Best Corp.	2,494	74,521
Bristow Group, Inc. (a)	3,582	135,149
Forward Air Corp.	2,909	76,507
Heartland Express, Inc.	5,152	85,009
Hub Group, Inc. Class A (a)	3,753	105,009
Knight Transportation, Inc.	5,728	120,803
Old Dominion Freight Line, Inc. (a)	2,758	92,089
		689,087
Water – 0.2%
American States Water Co.	1,856	64,403
TOTAL COMMON STOCK (Cost $48,216,712)		42,936,723
TOTAL EQUITIES (Cost $48,216,712)		42,936,723
MUTUAL FUNDS – 0.0%
Diversified Financial – 0.0%
iShares S&P SmallCap 600 Index Fund	323	19,199
TOTAL MUTUAL FUNDS (Cost $20,130)		19,199
TOTAL LONG-TERM INVESTMENTS (Cost $48,236,842)		42,955,922
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$423,082	423,082
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	583	583
U.S. Treasury Bills – 0.1%
U.S. Treasury Bill 0.123% 5/06/10 (c)	40,000	39,995
TOTAL SHORT-TERM INVESTMENTS (Cost $463,660)		463,660
TOTAL INVESTMENTS – 100.3% (Cost $48,700,502) (d)		43,419,582
Other Assets/ (Liabilities) – (0.3)%		(136,004)
NET ASSETS – 100.0%		$43,283,578

Notes to Portfolio of Investments
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $423,082. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $436,009.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.4%
COMMON STOCK – 98.4%
Advertising – 1.4%
Omnicom Group, Inc.	32,390	$1,257,056
Apparel – 3.0%
Burberry Group PLC	80,150	870,062
Nike, Inc. Class B	25,590	1,880,865
		2,750,927
Banks – 7.7%
Bank of New York Mellon Corp.	60,250	1,860,520
Erste Group Bank AG	13,664	574,331
ICICI Bank Ltd. Sponsored ADR (India)	9,540	407,358
Intesa Sanpaolo (a)	78,424	292,220
Julius Baer Group Ltd.	24,872	902,980
Komercni Banka AS	1,563	317,381
Standard Chartered PLC	32,670	890,727
State Street Corp.	38,420	1,734,279
		6,979,796
Beverages – 6.6%
Diageo PLC	102,340	1,721,653
Heineken NV	49,510	2,545,276
PepsiCo, Inc.	12,830	848,833
Pernod-Ricard SA	10,662	905,789
		6,021,551
Chemicals – 8.2%
Air Liquide	9,042	1,085,560
Akzo Nobel NV	8,100	462,811
Givaudan SA Registered	1,152	1,011,788
International Flavors & Fragrances, Inc.	6,470	308,425
Linde AG	19,590	2,336,805
Monsanto Co.	6,200	442,804
Praxair, Inc.	5,920	491,360
The Sherwin-Williams Co.	6,800	460,224
Shin-Etsu Chemical Co. Ltd.	14,700	855,057
		7,454,834
Computers – 1.6%
Accenture PLC Class A	27,510	1,154,044
DST Systems, Inc.	6,950	288,078
		1,442,122
Cosmetics & Personal Care – 2.5%
Beiersdorf AG	5,800	346,968
Kao Corp.	35,000	886,262
The Procter & Gamble Co.	16,500	1,043,955
		2,277,185
Diversified Financial – 3.9%
Aeon Credit Service Co. Ltd.	20,200	240,138
American Express Co.	18,530	764,548
Deutsche Boerse AG	11,400	846,415
The Goldman Sachs Group, Inc.	5,180	883,863
UBS AG (a)	50,834	826,468
		3,561,432
Electrical Components & Equipment – 2.5%
Legrand SA	29,940	946,100
Schneider Electric SA	11,188	1,312,158
		2,258,258
Electronics – 2.7%
Hirose Electric Co. Ltd.	2,000	230,108
Hoya Corp.	39,400	1,080,230
Waters Corp. (a)	17,260	1,165,740
		2,476,078
Entertainment – 1.0%
Ladbrokes PLC	132,320	318,965
William Hill PLC	174,080	558,682
		877,647
Foods – 7.0%
Danone SA	15,305	923,920
General Mills, Inc.	15,670	1,109,279
The J.M. Smucker Co.	16,790	1,011,765
Nestle SA	55,676	2,852,513
Tesco PLC	66,680	441,093
		6,338,570
Forest Products & Paper – 1.0%
Svenska Cellulosa AB Class B	63,600	899,400
Gas – 1.0%
Gaz De France	23,819	922,141
Health Care — Products – 7.1%
Alcon, Inc.	1,620	261,727
Cie Generale d'Optique Essilor International SA	6,230	397,995
Johnson & Johnson	15,920	1,037,984
Medtronic, Inc.	35,600	1,603,068
Sonova Holding AG	1,687	209,999
St. Jude Medical, Inc. (a)	25,710	1,055,396
Synthes, Inc.	6,590	824,169
Zimmer Holdings, Inc. (a)	18,220	1,078,624
		6,468,962
Health Care — Services – 1.1%
Thermo Fisher Scientific, Inc. (a)	18,960	975,302
Holding Company — Diversified – 1.9%
LVMH Moet Hennessy Louis Vuitton SA	14,930	1,744,919
Household Products – 2.1%
Reckitt Benckiser Group PLC	34,500	1,899,417
Insurance – 1.6%
AXA SA	37,130	826,124
Swiss Reinsurance Co. Ltd. (a)	12,650	622,985
		1,449,109
Leisure Time – 0.4%
Harley-Davidson, Inc.	12,310	345,542
Machinery — Diversified – 0.5%
Rockwell Automation, Inc.	8,460	476,806
Manufacturing – 3.7%
3M Co.	21,510	1,797,591
Honeywell International, Inc.	21,230	961,082
Smiths Group PLC	34,916	602,781
		3,361,454
Media – 3.7%
The Walt Disney Co.	53,390	1,863,845
Wolters Kluwer NV	19,460	422,901
WPP PLC	100,963	1,045,966
		3,332,712
Office Equipment/Supplies – 1.1%
Canon, Inc.	21,100	976,373
Oil & Gas – 3.4%
Chevron Corp.	10,530	798,490
Inpex Corp.	99	727,456

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Dutch Shell PLC Class A	23,260	$673,697
Total SA	14,640	851,392
		3,051,035
Oil & Gas Services – 0.9%
National Oilwell Varco, Inc.	19,830	804,701
Pharmaceuticals – 5.8%
Actelion Ltd. (a)	4,178	190,068
Bayer AG	17,974	1,217,721
DENTSPLY International, Inc.	20,230	705,015
Merck KGAA	11,620	942,493
Roche Holding AG	13,290	2,159,744
		5,215,041
Retail – 4.0%
Abercrombie & Fitch Co. Class A	13,190	601,991
Cie Financiere Richemont SA	29,322	1,138,305
Lawson, Inc.	4,800	204,918
Sally Beauty Holdings, Inc. (a)	21,030	187,588
Walgreen Co.	39,650	1,470,618
		3,603,420
Semiconductors – 2.4%
Intel Corp.	41,490	923,567
Samsung Electronics Co., Ltd.	1,704	1,232,464
		2,156,031
Software – 2.2%
Oracle Corp.	76,410	1,962,973
Telecommunications – 2.4%
Cisco Systems, Inc. (a)	62,490	1,626,615
Singapore Telecommunications Ltd.	237,000	538,334
		2,164,949
Transportation – 4.0%
Canadian National Railway Co.	23,090	1,399,023
TNT NV	40,015	1,150,068
United Parcel Service, Inc. Class B	17,350	1,117,514
		3,666,605
TOTAL COMMON STOCK (Cost $70,864,394)		89,172,348
TOTAL EQUITIES (Cost $70,864,394)		89,172,348
TOTAL LONG-TERM INVESTMENTS (Cost $70,864,394)		89,172,348
	Principal Amount
SHORT-TERM INVESTMENTS – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$1,184,192	1,184,192
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	3,640	3,640
TOTAL SHORT-TERM INVESTMENTS (Cost $1,187,832)		1,187,832
TOTAL INVESTMENTS – 99.7% (Cost $72,052,226) (c)		90,360,180
Other Assets/ (Liabilities) – 0.3%		261,820
NET ASSETS – 100.0%		$90,622,000

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,184,193. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,209,138.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 92.8%
COMMON STOCK – 92.8%
Aerospace & Defense – 1.9%
BAE Systems PLC	539,710	$3,048,301
Empresa Brasileira de Aeronautica SA ADR (Brazil)	74,920	1,795,083
Rolls-Royce Group PLC (a)	101,011	913,839
		5,757,223
Apparel – 0.6%
Burberry Group PLC	155,432	1,687,280
Auto Manufacturers – 1.9%
Bayerische Motoren Werke AG	71,171	3,284,744
Toyota Motor Corp. Sponsored ADR (Japan)	30,510	2,453,614
		5,738,358
Automotive & Parts – 1.1%
Cie Generale des Etablissements Michelin	44,250	3,260,499
Banks – 7.8%
Banco Espirito Santo SA (a)	472,526	2,555,257
Banco Santander SA	104,831	1,393,017
DBS Group Holdings, Ltd.	507,479	5,180,174
HSBC Holdings PLC	158,400	1,610,096
ICICI Bank Ltd. Sponsored ADR (India)	75,120	3,207,624
Intesa Sanpaolo (a)	449,621	1,675,359
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (a)	71,430	3,425,783
Mitsubishi UFJ Financial Group, Inc.	202,000	1,055,115
Nordea Bank AB	116,605	1,149,105
UniCredit Italiano SpA (a)	693,887	2,050,863
		23,302,393
Building Materials – 1.0%
CRH PLC	122,682	3,070,970
Chemicals – 1.5%
Akzo Nobel NV	23,060	1,317,582
Lonza Group AG Registered	36,480	2,981,793
		4,299,375
Commercial Services – 2.9%
Adecco SA	45,420	2,584,143
G4S PLC	710,680	2,823,207
Randstad Holding NV (a)	51,493	2,453,527
Rentokil Initial PLC (a)	379,332	751,239
		8,612,116
Computers – 0.8%
Compal Electronics, Inc.	832,785	1,088,854
Lite On Technology Corp.	1,033,075	1,370,114
		2,458,968
Distribution & Wholesale – 0.4%
Wolseley PLC (a)	54,369	1,315,541
Diversified Financial – 0.5%
Invesco Ltd.	62,993	1,380,177
Electric – 2.5%
E.ON AG	105,760	3,911,117
Iberdrola SA	317,270	2,690,508
National Grid PLC	87,453	852,258
		7,453,883
Electronics – 2.3%
Flextronics International Ltd. (a)	168,720	1,322,765
Koninklijke Philips Electronics NV	135,910	4,369,354
Venture Corp. Ltd.	159,387	993,702
		6,685,821
Energy — Alternate Sources – 0.4%
Vestas Wind Systems A/S (a)	23,872	1,306,074
Food Services – 1.0%
Compass Group PLC	388,212	3,102,364
Foods – 4.6%
Nestle SA	117,140	6,001,568
Tesco PLC	513,700	3,398,163
Unilever PLC	150,227	4,408,637
		13,808,368
Forest Products & Paper – 0.3%
UPM-Kymmene OYJ	74,550	991,792
Gas – 0.9%
Gaz De France	66,928	2,591,085
Health Care — Services – 0.9%
Rhoen-Klinikum AG	104,543	2,679,529
Holding Company — Diversified – 0.5%
Hutchison Whampoa Ltd.	198,291	1,447,831
Home Furnishing – 0.7%
Sony Corp.	54,635	2,095,035
Insurance – 6.1%
ACE Ltd.	52,664	2,754,327
Aviva PLC	459,175	2,684,022
AXA SA	135,127	3,006,510
ING Groep NV (a)	338,220	3,376,946
Muenchener Rueckversicherungs AG	22,640	3,679,883
Swiss Reinsurance Co. Ltd. (a)	50,180	2,471,253
		17,972,941
Internet – 1.6%
Check Point Software Technologies Ltd. (a)	134,429	4,713,081
Iron & Steel – 0.6%
POSCO ADR (Republic of Korea)	15,301	1,790,370
Lodging – 0.7%
Accor SA	34,930	1,932,644
Manufacturing – 3.6%
FUJIFILM Holdings Corp.	51,226	1,766,993
Konica Minolta Holdings, Inc.	147,500	1,723,788
Olympus Corp.	44,610	1,433,703
Siemens AG	49,746	4,990,723
Smiths Group PLC	49,316	851,380
		10,766,587
Media – 3.6%
British Sky Broadcasting Group PLC	311,184	2,851,760
Pearson PLC	220,574	3,467,970
Reed Elsevier NV	120,013	1,462,148

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vivendi SA	108,720	$2,917,074
		10,698,952
Mining – 1.8%
Alumina Ltd.	469,994	737,267
Vale SA Sponsored ADR (Brazil)	169,772	4,712,871
		5,450,138
Oil & Gas – 9.0%
BP PLC	468,264	4,436,656
ENI SpA	118,312	2,782,264
Petroleo Brasileiro SA Sponsored ADR (Brazil)	108,710	4,303,829
Repsol YPF SA	80,012	1,897,739
Royal Dutch Shell PLC Class B	140,834	3,886,047
Sasol Ltd. Sponsored ADR (South Africa)	86,770	3,580,998
StatoilHydro ASA	63,410	1,474,769
Total SA	75,062	4,365,248
		26,727,550
Oil & Gas Services – 0.7%
SBM Offshore NV	103,116	2,067,986
Pharmaceuticals – 8.1%
Celesio AG	63,560	2,035,030
GlaxoSmithKline PLC	200,324	3,846,103
Merck KGAA	31,130	2,524,940
Novartis AG	96,350	5,214,751
Roche Holding AG	21,390	3,476,066
Sanofi-Aventis	76,548	5,722,835
Takeda Pharmaceutical Co. Ltd.	25,446	1,120,735
		23,940,460
Real Estate – 0.9%
Cheung Kong Holdings	196,215	2,523,502
Retail – 1.5%
Kingfisher PLC	960,424	3,128,933
Marks & Spencer Group PLC	254,310	1,430,056
		4,558,989
Semiconductors – 4.7%
Infineon Technologies AG (a)	509,387	3,543,656
Samsung Electronics Co., Ltd.	9,300	6,726,476
Taiwan Semiconductor Manufacturing Co. Ltd.	1,959,275	3,781,119
		14,051,251
Software – 1.9%
SAP AG Sponsored ADR (Germany)	84,430	4,066,993
The Sage Group PLC	392,080	1,424,284
		5,491,277
Telecommunications – 11.4%
China Telecom Corp. Ltd. Class H	7,215,643	3,554,428
France Telecom SA	176,007	4,221,003
Mobile TeleSystems Sponsored ADR (Russia)	40,450	2,244,975
Singapore Telecommunications Ltd.	1,849,000	4,199,912
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	156,360	1,630,835
Telefonica SA Sponsored ADR (Spain)	83,245	5,918,720
Telekom Austria AG	163,910	2,295,619
Telenor ASA (a)	353,766	4,798,090
Vodafone Group PLC Sponsored ADR (United Kingdom)	212,863	4,957,579
		33,821,161
Toys, Games & Hobbies – 1.2%
Nintendo Co. Ltd.	10,600	3,543,055
Transportation – 0.9%
Deutsche Post AG	152,521	2,644,905
TOTAL COMMON STOCK (Cost $296,993,577)		275,739,531
TOTAL EQUITIES (Cost $296,993,577)		275,739,531
TOTAL LONG-TERM INVESTMENTS (Cost $296,993,577)		275,739,531
	Principal Amount
SHORT-TERM INVESTMENTS – 3.6%
Repurchase Agreement – 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$10,775,897	10,775,897
TOTAL SHORT-TERM INVESTMENTS (Cost $10,775,897)		10,775,897
TOTAL INVESTMENTS – 96.4% (Cost $307,769,474) (c)		286,515,428
Other Assets/ (Liabilities) – 3.6%		10,838,585
NET ASSETS – 100.0%		$297,354,013

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,775,900. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $10,991,593.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	874,408	$8,849,014
MML Concentrated Growth Fund, Class I (a)	789,894	5,150,106
MML Equity Fund, Initial Class (a)	533,459	9,795,360
MML Equity Income Fund, Initial Class (a)	1,640,476	14,583,834
MML Foreign Fund, Initial Class (a)	258,218	2,303,306
MML Global Fund, Initial Class (a)	628,375	4,901,323
MML Income & Growth Fund, Initial Class (a)	1,037,848	8,562,247
MML Inflation-Protected and Income Fund, Initial Class (a)	2,211,377	23,064,658
MML Managed Bond Fund, Initial Class (a)	6,568,466	83,839,341
MML Mid Cap Growth Fund, Initial Class (a) (b)	493,776	5,110,579
MML Mid Cap Value Fund, Initial Class (a)	817,459	7,716,814
MML Money Market Fund, Initial Class (a)	67,136	67,094
MML Small Cap Equity Fund, Initial Class (a)	605,386	4,980,587
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	328,145	5,112,544
MML Small Company Value Fund, Class II (a)	298,628	5,037,857
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	160,435	6,131,822
Oppenheimer Global Securities Fund, Non-Service Shares (a)	179,408	4,964,233
Oppenheimer International Growth Fund, Non-Service Shares (a)	2,827,603	4,778,649
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	6,954,269	35,953,572
		240,902,940
TOTAL MUTUAL FUNDS (Cost $213,374,871)		240,902,940
TOTAL LONG-TERM INVESTMENTS (Cost $213,374,871)		240,902,940
TOTAL INVESTMENTS – 100.1% (Cost $213,374,871) (c)		240,902,940
Other Assets/ (Liabilities) – (0.1)%		(143,613)
NET ASSETS – 100.0%		$240,759,327

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,417,580	$14,345,905
MML Concentrated Growth Fund, Class I (a)	965,828	6,297,200
MML Equity Fund, Initial Class (a)	814,950	14,964,090
MML Equity Income Fund, Initial Class (a)	2,420,672	21,519,777
MML Foreign Fund, Initial Class (a)	318,564	2,841,589
MML Global Fund, Initial Class (a)	772,193	6,023,102
MML Income & Growth Fund, Initial Class (a)	1,530,485	12,626,501
MML Inflation-Protected and Income Fund, Initial Class (a)	2,182,782	22,766,412
MML Managed Bond Fund, Initial Class (a)	6,942,249	88,610,273
MML Mid Cap Growth Fund, Initial Class (a) (b)	909,792	9,416,349
MML Mid Cap Value Fund, Initial Class (a)	1,004,226	9,479,890
MML Money Market Fund, Initial Class (a)	50,667	50,635
MML Small Cap Equity Fund, Initial Class (a)	1,120,730	9,220,387
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	402,599	6,272,551
MML Small Company Value Fund, Class II (a)	547,286	9,232,713
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	279,230	10,672,161
Oppenheimer Global Securities Fund, Non-Service Shares (a)	330,669	9,149,608
Oppenheimer International Growth Fund, Non-Service Shares (a)	5,217,338	8,817,301
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	6,833,052	35,326,879
		297,633,323
TOTAL MUTUAL FUNDS (Cost $255,244,555)		297,633,323
TOTAL LONG-TERM INVESTMENTS (Cost $255,244,555)		297,633,323
TOTAL INVESTMENTS – 100.1% (Cost $255,244,555) (c)		297,633,323
Other Assets/ (Liabilities) – (0.1)%		(165,972)
NET ASSETS – 100.0%		$297,467,351

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	4,621,022	$46,764,745
MML Concentrated Growth Fund, Class I (a)	3,871,148	25,239,888
MML Equity Fund, Initial Class (a)	2,628,148	48,257,973
MML Equity Income Fund, Initial Class (a)	7,410,688	65,881,019
MML Foreign Fund, Initial Class (a)	1,712,961	15,279,612
MML Global Fund, Initial Class (a)	2,077,717	16,206,192
MML Income & Growth Fund, Initial Class (a)	4,164,231	34,354,908
MML Inflation-Protected and Income Fund, Initial Class (a)	4,430,101	46,205,955
MML Managed Bond Fund, Initial Class (a)	15,610,330	199,248,928
MML Mid Cap Growth Fund, Initial Class (a) (b)	3,259,077	33,731,449
MML Mid Cap Value Fund, Initial Class (a)	2,697,869	25,467,888
MML Money Market Fund, Initial Class (a)	137,355	137,269
MML Small Cap Equity Fund, Initial Class (a)	3,020,611	24,850,941
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,615,355	25,167,444
MML Small Company Value Fund, Class II (a)	1,955,155	32,983,473
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	966,710	36,947,655
Oppenheimer Global Securities Fund, Non-Service Shares (a)	889,451	24,611,112
Oppenheimer International Growth Fund, Non-Service Shares (a)	18,729,635	31,653,083
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	13,804,321	71,368,338
		804,357,872
TOTAL LONG-TERM INVESTMENTS (Cost $681,504,028)		804,357,872
TOTAL INVESTMENTS – 100.1% (Cost $681,504,028) (c)		804,357,872
Other Assets/ (Liabilities) – (0.1)%		(408,015)
NET ASSETS – 100.0%		$803,949,857

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a)	8,875,638	$89,821,457
MML Concentrated Growth Fund, Class I (a)	5,378,591	35,068,413
MML Equity Fund, Initial Class (a)	4,278,694	78,565,249
MML Equity Income Fund, Initial Class (a)	13,171,143	117,091,462
MML Foreign Fund, Initial Class (a)	2,388,742	21,307,582
MML Global Fund, Initial Class (a)	4,337,212	33,830,251
MML Income & Growth Fund, Initial Class (a)	6,689,487	55,188,265
MML Inflation-Protected and Income Fund, Initial Class (a)	4,114,046	42,909,498
MML Managed Bond Fund, Initial Class (a)	14,090,005	179,843,627
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,669,517	58,679,503
MML Mid Cap Value Fund, Initial Class (a)	6,259,690	59,091,478
MML Money Market Fund, Initial Class (a)	158,820	158,720
MML Small Cap Equity Fund, Initial Class (a)	4,189,315	34,466,013
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,995,205	46,665,694
MML Small Company Value Fund, Class II (a)	3,399,426	57,348,319
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	1,638,069	62,607,016
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,237,834	34,250,856
Oppenheimer International Growth Fund, Non-Service Shares (a)	39,088,397	66,059,390
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	10,631,850	54,966,666
		1,127,919,459
TOTAL MUTUAL FUNDS (Cost $935,354,392)		1,127,919,459
TOTAL LONG-TERM INVESTMENTS (Cost $935,354,392)		1,127,919,459
TOTAL INVESTMENTS – 100.0% (Cost $935,354,392) (c)		1,127,919,459
Other Assets/ (Liabilities) – (0.0)%		(560,802)
NET ASSETS – 100.0%		$1,127,358,657

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	507,337	$5,134,246
MML Concentrated Growth Fund, Class I (a)	334,083	2,178,220
MML Equity Fund, Initial Class (a)	225,981	4,149,450
MML Equity Income Fund, Initial Class (a)	700,305	6,225,710
MML Foreign Fund, Initial Class (a)	164,695	1,469,082
MML Global Fund, Initial Class (a)	267,589	2,087,192
MML Income & Growth Fund, Initial Class (a)	349,202	2,880,918
MML Inflation-Protected and Income Fund, Initial Class (a)	95,267	993,636
MML Managed Bond Fund, Initial Class (a)	220,564	2,815,259
MML Mid Cap Growth Fund, Initial Class (a) (b)	367,147	3,799,967
MML Mid Cap Value Fund, Initial Class (a)	347,919	3,284,356
MML Small Cap Equity Fund, Initial Class (a)	194,966	1,604,006
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	173,122	2,697,265
MML Small Company Value Fund, Class II (a)	188,549	3,180,830
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	89,653	3,426,544
Oppenheimer Global Securities Fund, Non-Service Shares (a)	57,277	1,584,860
Oppenheimer International Growth Fund, Non-Service Shares (a)	2,103,009	3,554,086
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	297,910	1,540,197
		52,605,824
TOTAL MUTUAL FUNDS (Cost $44,733,426)		52,605,824
TOTAL LONG-TERM INVESTMENTS (Cost $44,733,426)		52,605,824
TOTAL INVESTMENTS – 100.1% (Cost $44,733,426) (c)		52,605,824
Other Assets/ (Liabilities) – (0.1)%		(31,646)
NET ASSETS – 100.0%		$52,574,178

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds Blue Chip Income and Growth Fund	7,445,237	$65,220,274
American Funds Bond Fund	8,124,883	85,636,268
American Funds Growth-Income Fund	2,366,554	77,386,307
American Funds International Fund	1,395,630	23,935,059
		252,177,908
TOTAL MUTUAL FUNDS (Cost $207,109,813)		252,177,908
TOTAL LONG-TERM INVESTMENTS (Cost $207,109,813)		252,177,908
TOTAL INVESTMENTS – 100.1% (Cost $207,109,813) (a)		252,177,908
Other Assets/ (Liabilities) – (0.1)%		(279,289)
NET ASSETS – 100.0%		$251,898,619

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds Growth Fund	504,290	$24,710,220
TOTAL MUTUAL FUNDS (Cost $18,485,341)		24,710,220
TOTAL INVESTMENTS – 100.1% (Cost $18,485,341) (a)		24,710,220
Other Assets/ (Liabilities) – (0.1)%		(33,622)
NET ASSETS – 100.0%		$24,676,598

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds International Fund	1,412,857	$24,230,499
TOTAL MUTUAL FUNDS (Cost $19,033,424)		24,230,499
TOTAL LONG-TERM INVESTMENTS (Cost $19,033,424)		24,230,499
TOTAL INVESTMENTS – 100.1% (Cost $19,033,424) (a)		24,230,499
Other Assets/ (Liabilities) – (0.1)%		(32,364)
NET ASSETS – 100.0%		$24,198,135

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-seven series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Large Cap Value Fund ("Large Cap Value Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML NASDAQ-100® Fund ("NASDAQ-100 Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MML Emerging Growth Fund ("Emerging Growth Fund"), MML Asset Allocation Fund ("Asset Allocation Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fund"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund"), MML Small Company Value Fund ("Small Company Value Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Global Fund ("Global Fund"), MML Foreign Fund ("Foreign Fund"), MML Conservative Allocation Fund ("Conservative Allocation Fund"), MML Balanced Allocation Fund ("Balanced Allocation Fund"), MML Moderate Allocation Fund ("Moderate Allocation Fund"), MML Growth Allocation Fund ("Growth Allocation Fund"), MML Aggressive Allocation Fund ("Aggressive Allocation Fund"), MML American Funds Core Allocation Fund ("American Funds Core Allocation Fund"), MML American Funds Growth Fund ("American Funds Growth Fund"), and MML American Funds International Fund ("American Funds International Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the Equity Index Fund, Concentrated Growth Fund, Small Company Value Fund, Global Fund, American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III, and Service Class I shares. The Concentrated Growth Fund and Global Fund offer the following three classes of shares: Class I, Class II, and Service Class I shares. The Small Company Value Fund offers the following two classes of shares: Class II and Service Class I shares. The American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund offer one class of shares: Service Class I shares. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs

Notes to Portfolio of Investments (Unaudited) (Continued)

may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts ("ADRs"), futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized

Notes to Portfolio of Investments (Unaudited) (Continued)

in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Equity Index Fund, NASDAQ-100 Fund, Income & Growth Fund, Growth & Income Fund, Large Cap Growth Fund, Concentrated Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, and Small Cap Index Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolio(s) of Investments, and all short-term investments at Level 2, as of March 31, 2010. The Emerging Growth Fund had all long-term investments, with corresponding industries, at Level 1 (except for warrants that were all at Level 3 and had $0 value) and short-term investments at Level 2 as of March 31, 2010.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund had all long-term investments at Level 1 as of March 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of March 31, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$4,903,001	$2,483,038	$-	$7,386,039
Communications	7,629,630	-	-	7,629,630
Consumer, Cyclical	25,027,248	346,468	-	25,373,716
Consumer, Non-cyclical	42,160,373	3,639,310	-	45,799,683
Diversified	-	2,169,017	-	2,169,017
Energy	31,777,628	2,700,308	-	34,477,936
Financial	58,743,246	6,052,590	-	64,795,836
Industrial	12,133,489	2,172,163	-	14,305,652
Technology	13,131,167	-	-	13,131,167
Total Common Stock	195,505,782	19,562,894	-	215,068,676
Total Equities	195,505,782	19,562,894	-	215,068,676
Bonds & Notes
Total Corporate Debt	-	1,270,847	433,493	1,704,340
Total Bonds & Notes	-	1,270,847	433,493	1,704,340
Total Long-Term Investments	195,505,782	20,833,741	433,493	216,773,016
Total Short-Term Investments	-	10,572,451	-	10,572,451
Total Investments	$195,505,782	$31,406,192	$433,493	$227,345,467
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$4,938,062	$-	$-	$4,938,062
Communications	50,141,912	2,748,285	-	52,890,197
Consumer, Cyclical	23,541,929	246,974	-	23,788,903
Consumer, Non-cyclical	41,326,513	-	-	41,326,513
Energy	12,596,877	-	-	12,596,877
Financial	36,191,005	498,625	-	36,689,630
Industrial	18,695,790	-	-	18,695,790
Technology	38,766,920	-	-	38,766,920
Total Common Stock	226,199,008	3,493,884	-	229,692,892
Total Equities	226,199,008	3,493,884	-	229,692,892
Total Long-Term Investments	226,199,008	3,493,884	-	229,692,892
Total Short-Term Investments	-	2,478,218	-	2,478,218
Total Investments	$226,199,008	$5,972,102	$-	$232,171,110

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$4,147,665	$-	$-	$4,147,665
Communications	22,684,975	-	-	22,684,975
Consumer, Cyclical	54,576,435	-	-	54,576,435
Consumer, Non-cyclical	55,661,357	1,034,243	-	56,695,600
Energy	10,468,582	-	-	10,468,582
Financial	14,571,741	384,135	-	14,955,876
Industrial	39,129,025	355,695	-	39,484,720
Technology	47,828,974	-	-	47,828,974
Utilities	1,811,780	-	-	1,811,780
Total Common Stock	250,880,534	1,774,073	-	252,654,607
Convertible Preferred Stock
Financial	90,873	-	-	90,873
Total Convertible Preferred Stock	90,873	-	-	90,873
Total Equities	250,971,407	1,774,073	-	252,745,480
Total Mutual Funds	8,908,277	-	-	8,908,277
Total Long-Term Investments	259,879,684	1,774,073	-	261,653,757
Total Short-Term Investments	-	10,323,176	-	10,323,176
Total Investments	$259,879,684	$12,097,249	$-	$271,976,933
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$7,936,495	$-	$-	$7,936,495
Communications	12,096,963	-	-	12,096,963
Consumer, Cyclical	8,190,039	-	-	8,190,039
Consumer, Non-cyclical	25,789,155	-	-	25,789,155
Energy	8,401,434	-	-	8,401,434
Financial	11,521,780	-	-	11,521,780
Industrial	6,950,117	-	-	6,950,117
Technology	8,878,142	-	-	8,878,142
Utilities	751,459	-	-	751,459
Total Common Stock	90,515,584	-	-	90,515,584
Total Equities	90,515,584	-	-	90,515,584
Bonds & Notes
Total Corporate Debt	-	18,045,184	491,407	18,536,591
Total Municipal Obligations	-	180,497	-	180,497

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Asset Allocation Fund (Continued)
Non-U.S. Government Agency Obligations
Automobile ABS	$-	$64,273	$-	$64,273
Commercial MBS	-	1,369,425	-	1,369,425
Credit Card ABS	-	98,775	-	98,775
Student Loans ABS	-	26,559	-	26,559
WL Collateral CMO	-	71,903	-	71,903
Total Non-U.S. Government Agency Obligations	-	1,630,935	-	1,630,935
Total Sovereign Debt Obligations	-	2,623,941	-	2,623,941
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	616,314	-	616,314
Pass-Through Securities	-	15,400,022	-	15,400,022
Total U.S. Government Agency Obligations and Instrumentalities	-	16,016,336	-	16,016,336
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	13,035,371	-	13,035,371
Total U.S. Treasury Obligations	-	13,035,371	-	13,035,371
Total Bonds & Notes	-	51,532,264	491,407	52,023,671
Total Long-Term Investments	90,515,584	51,532,264	491,407	142,539,255
Total Short-Term Investments	-	4,521,216	-	4,521,216
Total Investments	$90,515,584	$56,053,480	$491,407	$147,060,471
Equity Income Fund
Equities
Common Stock
Basic Materials	$31,276,618	$-	$-	$31,276,618
Communications	51,224,067	3,355,690	-	54,579,757
Consumer, Cyclical	42,786,908	-	-	42,786,908
Consumer, Non-cyclical	55,880,345	-	-	55,880,345
Energy	66,307,790	-	-	66,307,790
Financial	108,593,585	83,079	-	108,676,664
Industrial	67,412,972	-	-	67,412,972
Technology	25,815,068	-	-	25,815,068
Utilities	39,758,005	-	-	39,758,005
Total Common Stock	489,055,358	3,438,769	-	492,494,127
Total Equities	489,055,358	3,438,769	-	492,494,127

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Income Fund (Continued)
Total Mutual Funds	$11,734,514	$-	$-	$11,734,514
Total Long-Term Investments	500,789,872	3,438,769	-	504,228,641
Total Short-Term Investments	-	13,671,587	-	13,671,587
Total Investments	$500,789,872	$17,110,356	$-	$517,900,228
Small Company Value Fund
Equities
Common Stock
Basic Materials	$7,464,347	$-	$-	$7,464,347
Communications	2,629,267	-	-	2,629,267
Consumer, Cyclical	13,733,062	-	-	13,733,062
Consumer, Non-cyclical	13,306,419	-	-	13,306,419
Diversified	622,608	-	-	622,608
Energy	7,023,660	-	-	7,023,660
Financial	21,779,672	-	-	21,779,672
Industrial	26,900,298	-	-	26,900,298
Technology	5,764,171	-	-	5,764,171
Utilities	3,916,497	-	-	3,916,497
Total Common Stock	103,140,001	-	-	103,140,001
Convertible Preferred Stock
Energy	$633,344	$-	$-	$633,344
Financial	-	851,438	-	851,438
Total Convertible Preferred Stock	633,344	851,438	-	1,484,782
Total Equities	$103,773,345	$851,438	$-	$104,624,783
Total Mutual Funds	$1,153,450	$-	$-	$1,153,450
Total Long-Term Investments	104,926,795	851,438	-	105,778,233
Total Short-Term Investments	-	3,245,238	-	3,245,238
Total Investments	$104,926,795	$4,096,676	$-	$109,023,471
Global Fund
Equities
Common Stock
Basic Materials	$1,702,813	$7,869,142	$-	$9,571,955
Communications	4,747,516	2,007,200	-	6,754,716
Consumer, Cyclical	4,486,605	3,090,931	-	7,577,536
Consumer, Non-cyclical	9,755,647	17,247,359	-	27,003,006
Diversified	-	1,744,919	-	1,744,919
Energy	1,603,191	2,252,546	-	3,855,737
Financial	5,650,568	6,339,768	-	11,990,336
Industrial	7,893,058	5,321,445	-	13,214,503
Technology	4,328,662	2,208,837	-	6,537,499
Utilities	-	922,141	-	922,141
Total Common Stock	40,168,060	49,004,288	-	89,172,348

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Global Fund Fund (continued)
Total Equities	$40,168,060	$49,004,288	$-	$89,172,348
Total Long-Term Investments	40,168,060	49,004,288	-	89,172,348
Total Short-Term Investments	-	1,187,832	-	1,187,832
Total Investments	$40,168,060	$50,192,120	$-	$90,360,180
Foreign Fund
Equities
Common Stock
Basic Materials	$6,503,241	$6,028,434	$-	$12,531,675
Communications	14,752,109	29,768,004	-	44,520,113
Consumer, Cyclical	2,453,614	24,780,150	-	27,233,764
Consumer, Non-cyclical	-	49,040,474	-	49,040,474
Diversified	-	1,447,831	-	1,447,831
Energy	7,884,827	20,910,709	-	28,795,536
Financial	10,767,911	34,411,102	-	45,179,013
Industrial	3,117,848	27,113,733	-	30,231,581
Technology	8,780,074	17,934,503	-	26,714,577
Utilities	-	10,044,967	-	10,044,967
Total Common Stock	54,259,624	221,479,907	-	275,739,531
Total Equities	54,259,624	221,479,907	-	275,739,531
Total Long-Term Investments	54,259,624	221,479,907	-	275,739,531
Total Short-Term Investments	-	10,775,897	-	10,775,897
Total Investments	$54,259,624	$232,255,804	$-	$286,515,428

The following is the aggregate value by input level as of March 31, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contract Equity Risk	$145,692	$-	$-	$145,692
NASDAQ-100 Fund
Futures Contract Equity Risk	1,626	-	-	1,626
Income & Growth Fund
Futures Contract Equity Risk	58,064	-	-	58,064
Small Cap Index Fund
Futures Contract Equity Risk	1,640	-	-	1,640

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contract Foreign Exchange Risk	$-	$(27,907)	$-	$(27,907)

The Funds had no transfers between Level 1 and 2 of the fair value hierarchy as of March 31, 2010.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 3/31/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/10
Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$424,069	$(2,224)	$-	$11,648	$-	$-		$-	$433,493	$11,648
Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$427,040	$-	$-	$(24,883)	$-	$89,250	**	$-	$491,407	$(24,883)

*The Fund(s) recognize transfers between the Levels as of the beginning of the year.

**Transferred from Level 2 to Level 3 as these securities are restricted securities that are deemed to be both Rule 144A securities and illiquid.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater

Notes to Portfolio of Investments (Unaudited) (Continued)

than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at March 31, 2010, as follows:

Type of Derivative and Objective for Use	Equity Index Fund	NASDAQ-100 Fund	Income & Growth Fund	Mid Cap Value Fund	Small Cap Index Fund
Foreign Currency Exchange Transactions *
Hedging/Risk Management				X
Futures Contracts **
Hedging/Risk Management			X
Short-term Cash Deployment			X
Substitution for Cash Investment	X	X	X		X

*Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.

**Includes any options on futures contracts, if applicable.

The Emerging Growth Fund held warrants at March 31, 2010 as a result of corporate actions.

At March 31, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Equity Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$-	$145,692	$145,692
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	121	121

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts	$-	$1,626	$1,626
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	2	2

Emerging Growth Fund
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	99	99

Income & Growth Fund
Asset Derivatives
Futures Contracts	$-	$58,064	$58,064
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	7	7

Notes to Portfolio of Investments (Unaudited) (Continued)

	Foreign Exchange Risk	Equity Risk	Total
Mid Cap Value Fund
Liability Derivatives
Forward Contracts	$(27,907)	$-	$(27,907)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$11,429,048	$-	$11,429,048

Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$1,640	$1,640
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	6	6

†Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at March 31, 2010.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2010, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts

Notes to Portfolio of Investments (Unaudited) (Continued)

of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
Bank of America N.A.	11,636,256	Canadian Dollar	4/30/10	$11,429,048	$11,456,955	$(27,907)

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at March 31, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
121	S&P 500 E Mini Index	6/18/10	$7,049,460	$145,692
NASDAQ-100 Fund
BUYS
2	NASDAQ 100 E Mini Index	6/18/10	$78,230	$1,626
Income & Growth Fund
BUYS
7	S&P 500 E Mini Index	6/18/10	$17,769,300	$58,064
Small Cap Index Fund
BUYS
6	Russell 2000 Mini Index	6/18/10	$406,260	$1,640

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had warrants as shown in the Portfolio(s) of Investments at March 31, 2010.

The Fund(s) had no rights, purchased options, or written options at March 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at March 31, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at March 31, 2010.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the cost, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at March 31, 2010 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Large Cap Value Fund	$350,424	$433,493	0.2%
Asset Allocation Fund	677,011	491,407	0.3%

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement

Notes to Portfolio of Investments (Unaudited) (Continued)

date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Fund invests a significant amount of its assets and the Foreign Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$194,844,754	$40,216,791	$(7,716,078)	$32,500,713
Equity Index Fund	294,887,539	76,736,030	(51,041,401)	25,694,629
Blue Chip Growth Fund	177,718,611	54,798,687	(346,188)	54,452,499
NASDAQ-100 Fund	8,149,816	2,783,531	(497,032)	2,286,499
Small Cap Growth Equity Fund	231,320,674	50,222,744	(9,566,485)	40,656,259
Emerging Growth Fund	9,958,059	2,223,860	(465,369)	1,758,491
Asset Allocation Fund	132,771,528	15,786,369	(1,497,426)	14,288,943
Equity Income Fund	491,188,844	54,632,752	(27,921,368)	26,711,384
Income & Growth Fund	161,015,713	24,485,896	(992,612)	23,493,284
Growth & Income Fund	$140,826,331	$24,816,551	$(2,523,906)	$22,292,645
Large Cap Growth Fund	35,281,137	7,053,225	(205,761)	6,847,464
Concentrated Growth Fund	89,905,325	24,223,497	(1,414,937)	22,808,560
Mid Cap Value Fund	353,822,599	52,083,433	(2,238,349)	49,845,084
Mid Cap Growth Fund	249,626,676	65,047,053	(6,460,935)	58,586,118
Small/Mid Cap Value Fund	166,667,955	38,821,461	(6,166,906)	32,654,555
Small Company Value Fund	85,551,941	24,980,630	(1,509,100)	23,471,530
Small Cap Index Fund	48,700,502	4,896,051	(10,176,971)	(5,280,920)
Global Fund	72,052,226	18,522,131	(214,177)	18,307,954
Foreign Fund	307,769,474	26,121,462	(47,375,508)	(21,254,046)
Conservative Allocation Fund	213,374,871	27,528,069	-	27,528,069
Balanced Allocation Fund	255,244,555	42,388,768	-	42,388,768
Moderate Allocation Fund	681,504,028	122,853,844	-	122,853,844
Growth Allocation Fund	935,354,392	192,565,067	-	192,565,067
Aggressive Allocation Fund	44,733,426	7,937,052	(64,654)	7,872,398
American Funds Core Allocation Fund	207,109,813	45,068,095	-	45,068,095
American Funds Growth Fund	18,485,341	6,224,879	-	6,224,879
American Funds International Fund	19,033,424	5,197,075	-	5,197,075

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended March 31, 2010, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	731,733	169,269	26,594	874,408	$8,849,014	$-	$99,159
MML Concentrated Growth Fund, Class I	755,187	60,384	25,677	789,894	5,150,106	-	33,705
MML Equity Fund, Initial Class	515,200	39,423	21,164	533,459	9,795,360	-	99,503
MML Equity Income Fund, Initial Class	1,363,103	333,837	56,464	1,640,476	14,583,834	-	125,600
MML Foreign Fund, Initial Class	251,327	18,499	11,608	258,218	2,303,306	-	16,394
MML Global Fund, Initial Class	614,680	41,901	28,206	628,375	4,901,323	-	45,347
MML Income & Growth Fund, Initial Class	1,760,353	79,925	802,430	1,037,848	8,562,247	-	1,279,575
MML Inflation-Protected and Income Fund, Initial Class	2,183,672	148,338	120,633	2,211,377	23,064,658	-	137,802
MML Managed Bond Fund, Initial Class	6,277,928	550,237	259,699	6,568,466	83,839,341	-	166,600
MML Mid Cap Growth Fund, Initial Class	483,092	32,342	21,658	493,776	5,110,579	-	84,658
MML Mid Cap Value Fund, Initial Class	800,250	52,499	35,290	817,459	7,716,814	-	17,695
MML Money Market Fund, Initial Class	67,136	-	-	67,136	67,094	-	-
MML Small Cap Equity Fund, Initial Class	603,478	40,206	38,298	605,386	4,980,587	-	118,546
MML Small Cap Growth Equity Fund, Initial Class	319,099	21,227	12,181	328,145	5,112,544	-	39,630
MML Small Company Value Fund, Class II	289,773	19,793	10,938	298,628	5,037,857	-	36,769
Oppenheimer Capital Appreciation Fund, Non-Service Shares	128,193	36,655	4,413	160,435	6,131,822	8,364	31,474
Oppenheimer Global Securities Fund, Non-Service Shares	173,029	14,330	7,951	179,408	4,964,233	67,440	64,182
Oppenheimer International Growth Fund, Non-Service Shares	2,719,930	230,855	123,182	2,827,603	4,778,649	57,457	66,263
Oppenheimer Strategic Bond Fund, Non-Service Shares	6,456,684	857,032	359,447	6,954,269	35,953,572	2,171,296	(42,465)
					$240,902,940	$2,304,557	$2,420,437
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,209,335	234,314	26,069	1,417,580	$14,345,905	$-	$91,355
MML Concentrated Growth Fund, Class I	936,488	47,365	18,025	965,828	6,297,200	-	(36,795)
MML Equity Fund, Initial Class	797,742	35,588	18,380	814,950	14,964,090	-	68,797
MML Equity Income Fund, Initial Class	2,025,761	441,230	46,319	2,420,672	21,519,777	-	25,861
MML Foreign Fund, Initial Class	311,525	14,973	7,934	318,564	2,841,589	-	11,798
MML Global Fund, Initial Class	761,738	29,128	18,673	772,193	6,023,102	-	31,199
MML Income & Growth Fund, Initial Class	2,544,618	41,801	1,055,934	1,530,485	12,626,501	-	1,641,242
MML Inflation-Protected and Income Fund, Initial Class	2,166,049	82,067	65,334	2,182,782	22,766,412	-	101,917
MML Managed Bond Fund, Initial Class	6,671,754	421,917	151,422	6,942,249	88,610,273	-	58,988
MML Mid Cap Growth Fund, Initial Class	897,696	33,568	21,472	909,792	9,416,349	-	(6,140)
MML Mid Cap Value Fund, Initial Class	991,321	36,317	23,412	1,004,226	9,479,890	-	3,494
MML Money Market Fund, Initial Class	50,667		-	50,667	50,635	-	-
MML Small Cap Equity Fund, Initial Class	1,121,137	36,637	37,044	1,120,730	9,220,387	-	(23,991)
MML Small Cap Growth Equity Fund, Initial Class	395,255	15,162	7,818	402,599	6,272,551	-	26,526
MML Small Company Value Fund, Class II	538,107	20,744	11,565	547,286	9,232,713	-	41,206
Oppenheimer Capital Appreciation Fund, Non-Service Shares	238,296	45,936	5,002	279,230	10,672,161	15,382	24,034
Oppenheimer Global Securities Fund, Non-Service Shares	321,620	16,956	7,907	330,669	9,149,608	124,415	53,640
Oppenheimer International Growth Fund, Non-Service Shares	5,055,280	289,111	127,053	5,217,338	8,817,301	105,991	74,672
Oppenheimer Strategic Bond Fund, Non-Service Shares	6,406,610	628,686	202,244	6,833,052	35,326,879	2,138,915	(38,326)
					$297,633,323	$2,384,703	$2,149,477

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	3,928,425	702,980	10,383	4,621,022	$46,764,745	$-	$32,463
MML Concentrated Growth Fund, Class I	3,650,862	229,753	9,467	3,871,148	25,239,888	-	(20,943)
MML Equity Fund, Initial Class	2,486,549	148,508	6,909	2,628,148	48,257,973	-	(16,699)
MML Equity Income Fund, Initial Class	6,138,315	1,289,144	16,771	7,410,688	65,881,019	-	(17,829)
MML Foreign Fund, Initial Class	1,619,241	98,274	4,554	1,712,961	15,279,612	-	6,778
MML Global Fund, Initial Class	1,979,604	103,583	5,470	2,077,717	16,206,192	-	8,581
MML Income & Growth Fund, Initial Class	6,610,952	136,835	2,583,556	4,164,231	34,354,908	-	4,076,663
MML Inflation-Protected and Income Fund, Initial Class	4,224,035	219,909	13,843	4,430,101	46,205,955	-	18,814
MML Managed Bond Fund, Initial Class	14,449,442	1,200,433	39,545	15,610,330	199,248,928	-	13,971
MML Mid Cap Growth Fund, Initial Class	3,109,018	158,644	8,585	3,259,077	33,731,449	-	(5,266)
MML Mid Cap Value Fund, Initial Class	2,575,847	128,979	6,957	2,697,869	25,467,888	-	1,613
MML Money Market Fund, Initial Class	137,355	-	-	137,355	137,269	-	-
MML Small Cap Equity Fund, Initial Class	2,911,569	127,329	18,287	3,020,611	24,850,941	-	(11,724)
MML Small Cap Growth Equity Fund, Initial Class	1,539,832	79,675	4,152	1,615,355	25,167,444	-	(4,746)
MML Small Company Value Fund, Class II	1,862,799	97,476	5,120	1,955,155	32,983,473	-	15,893
Oppenheimer Capital Appreciation Fund, Non-Service Shares	825,521	143,372	2,183	966,710	36,947,655	54,085	9,145
Oppenheimer Global Securities Fund, Non-Service Shares	835,722	56,048	2,319	889,451	24,611,112	328,467	16,990
Oppenheimer International Growth Fund, Non-Service Shares	17,512,056	1,266,191	48,612	18,729,635	31,653,083	373,184	22,920
Oppenheimer Strategic Bond Fund, Non-Service Shares	12,496,195	1,381,529	73,403	13,804,321	71,368,338	4,238,257	(10,986)
					$804,357,872	$4,993,993	$4,135,638
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,587,287	2,299,803	11,452	8,875,638	$89,821,457	$-	$17,761
MML Concentrated Growth Fund, Class I	5,101,520	286,129	9,058	5,378,591	35,068,413	-	(24,928)
MML Equity Fund, Initial Class	4,053,802	232,558	7,666	4,278,694	78,565,249	-	(18,618)
MML Equity Income Fund, Initial Class	9,803,903	3,385,578	18,338	13,171,143	117,091,462	-	(20,220)
MML Foreign Fund, Initial Class	2,262,522	130,915	4,695	2,388,742	21,307,582	-	4,455
MML Global Fund, Initial Class	4,149,203	196,169	8,160	4,337,212	33,830,251	-	10,023
MML Income & Growth Fund, Initial Class	13,197,032	244,314	6,751,859	6,689,487	55,188,265	-	9,257,589
MML Inflation-Protected and Income Fund, Initial Class	3,934,339	187,190	7,483	4,114,046	42,909,498	-	8,166
MML Managed Bond Fund, Initial Class	12,907,605	1,207,109	24,709	14,090,005	179,843,627	-	8,366
MML Mid Cap Growth Fund, Initial Class	5,429,783	250,250	10,516	5,669,517	58,679,503	-	(2,772)
MML Mid Cap Value Fund, Initial Class	5,999,531	271,439	11,280	6,259,690	59,091,478	-	1,539
MML Money Market Fund, Initial Class	158,820		-	158,820	158,720	-	-
MML Small Cap Equity Fund, Initial Class	4,067,372	134,206	12,263	4,189,315	34,466,013	-	(11,966)
MML Small Cap Growth Equity Fund, Initial Class	2,868,054	132,746	5,595	2,995,205	46,665,694	-	(2,635)
MML Small Company Value Fund, Class II	3,253,184	152,664	6,422	3,399,426	57,348,319	-	16,202
Oppenheimer Capital Appreciation Fund, Non-Service Shares	1,441,894	198,733	2,558	1,638,069	62,607,016	93,850	6,633
Oppenheimer Global Securities Fund, Non-Service Shares	1,167,811	72,315	2,292	1,237,834	34,250,856	455,711	19,453
Oppenheimer International Growth Fund, Non-Service Shares	36,709,196	2,453,207	74,006	39,088,397	66,059,390	776,495	21,850
Oppenheimer Strategic Bond Fund, Non-Service Shares	9,698,680	961,045	27,875	10,631,850	54,966,666	3,266,541	(1,124)
					$1,127,919,459	$4,592,597	$9,289,774

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	364,545	154,988	12,196	507,337	$5,134,246	$-	$(14,991)
MML Concentrated Growth Fund, Class I	322,662	21,891	10,470	334,083	2,178,220	-	(43,008)
MML Equity Fund, Initial Class	219,709	13,965	7,693	225,981	4,149,450	-	(32,490)
MML Equity Income Fund, Initial Class	523,006	195,238	17,939	700,305	6,225,710	-	(36,868)
MML Foreign Fund, Initial Class	160,993	9,563	5,861	164,695	1,469,082	-	7,093
MML Global Fund, Initial Class	262,400	14,358	9,169	267,589	2,087,192	-	12,765
MML Income & Growth Fund, Initial Class	751,028	19,763	421,589	349,202	2,880,918	-	553,621
MML Inflation-Protected and Income Fund, Initial Class	93,347	5,212	3,292	95,267	993,636	-	(408)
MML Managed Bond Fund, Initial Class	192,054	34,980	6,470	220,564	2,815,259	-	2,322
MML Mid Cap Growth Fund, Initial Class	360,350	19,328	12,531	367,147	3,799,967	-	(6,894)
MML Mid Cap Value Fund, Initial Class	341,400	18,058	11,539	347,919	3,284,356	-	1,028
MML Small Cap Equity Fund, Initial Class	192,747	9,417	7,198	194,966	1,604,006	-	(6,683)
MML Small Cap Growth Equity Fund, Initial Class	169,888	9,105	5,871	173,122	2,697,265	-	(1,253)
MML Small Company Value Fund, Class II	184,956	10,079	6,486	188,549	3,180,830	-	17,915
Oppenheimer Capital Appreciation Fund, Non-Service Shares	82,052	10,350	2,749	89,653	3,426,544	5,214	8,926
Oppenheimer Global Securities Fund, Non-Service Shares	55,388	3,828	1,939	57,277	1,584,860	21,106	14,987
Oppenheimer International Growth Fund, Non-Service Shares	2,031,270	144,043	72,304	2,103,009	3,554,086	41,942	(4,340)
Oppenheimer Strategic Bond Fund, Non-Service Shares	276,105	31,700	9,895	297,910	1,540,197	90,921	(692)
					$52,605,824	$159,183	$471,030

5. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/28/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/28/10